UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

Advisor Class: AMTYX

April 30, 2025

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Fund Information

AB All Market Real Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,504	$9,523	$8,745
10/16	$8,759	$9,718	$9,093
10/17	$9,711	$11,973	$9,836
10/18	$9,618	$11,911	$9,956
10/19	$9,921	$13,411	$10,390
10/20	$8,950	$14,067	$8,386
10/21	$13,033	$19,310	$12,683
10/22	$12,168	$15,456	$12,719
10/23	$12,016	$17,080	$12,521
10/24	$14,048	$22,680	$13,988
04/25	$14,167	$22,879	$13,907

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	0.85%	6.90%	11.62%	3.54%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMTYX-S for the most recent performance information.

Advisor Class: AMTYX

1

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Country Breakdown

Value	Value
United States	48.6%
Japan	5.6%
Australia	3.9%
United Kingdom	3.8%
Canada	2.4%
Singapore	1.6%
France	1.6%
Germany	1.5%
Switzerland	1.1%
Italy	1.1%
Hong Kong	1.1%
China	0.9%
Sweden	0.8%
Spain	0.7%
Others	2.9%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Advisor Class: AMTYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMTYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: AMTYX

3

AMRR-ADV-0154-0425

Class 1: AMTOX

April 30, 2025

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Fund Information

AB All Market Real Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,499	$9,523	$8,745
10/16	$8,750	$9,718	$9,093
10/17	$9,685	$11,973	$9,836
10/18	$9,596	$11,911	$9,956
10/19	$9,897	$13,411	$10,390
10/20	$8,913	$14,067	$8,386
10/21	$12,981	$19,310	$12,683
10/22	$12,092	$15,456	$12,719
10/23	$11,928	$17,080	$12,521
10/24	$13,909	$22,680	$13,988
04/25	$14,027	$22,879	$13,907

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	0.85%	6.68%	11.46%	3.44%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMTOX-S for the most recent performance information.

Class 1: AMTOX

1

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Country Breakdown

Value	Value
United States	48.6%
Japan	5.6%
Australia	3.9%
United Kingdom	3.8%
Canada	2.4%
Singapore	1.6%
France	1.6%
Germany	1.5%
Switzerland	1.1%
Italy	1.1%
Hong Kong	1.1%
China	0.9%
Sweden	0.8%
Spain	0.7%
Others	2.9%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Class 1: AMTOX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTOX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMTOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class 1: AMTOX

3

AMRR-1-0154-0425

Class A: AMTAX

April 30, 2025

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Fund Information

AB All Market Real Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$9,580	$10,000	$10,000
10/15	$8,138	$9,523	$8,745
10/16	$8,362	$9,718	$9,093
10/17	$9,236	$11,973	$9,836
10/18	$9,134	$11,911	$9,956
10/19	$9,405	$13,411	$10,390
10/20	$8,455	$14,067	$8,386
10/21	$12,284	$19,310	$12,683
10/22	$11,424	$15,456	$12,719
10/23	$11,268	$17,080	$12,521
10/24	$13,122	$22,680	$13,988
04/25	$13,217	$22,879	$13,907

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	0.72%	6.63%	11.30%	3.27%
Class A (with sales charges)	-3.59%	2.14%	10.34%	2.83%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMTAX-S for the most recent performance information.

Class A: AMTAX

1

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Country Breakdown

Value	Value
United States	48.6%
Japan	5.6%
Australia	3.9%
United Kingdom	3.8%
Canada	2.4%
Singapore	1.6%
France	1.6%
Germany	1.5%
Switzerland	1.1%
Italy	1.1%
Hong Kong	1.1%
China	0.9%
Sweden	0.8%
Spain	0.7%
Others	2.9%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Class A: AMTAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMTAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AMTAX

3

AMRR-A-0154-0425

Class C: ACMTX

April 30, 2025

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Fund Information

AB All Market Real Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,462	$9,523	$8,745
10/16	$8,626	$9,718	$9,093
10/17	$9,466	$11,973	$9,836
10/18	$9,294	$11,911	$9,956
10/19	$9,495	$13,411	$10,390
10/20	$8,465	$14,067	$8,386
10/21	$12,225	$19,310	$12,683
10/22	$11,282	$15,456	$12,719
10/23	$11,039	$17,080	$12,521
10/24	$12,768	$22,680	$13,988
04/25	$12,808	$22,879	$13,907

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	0.31%	5.73%	10.48%	2.51%
Class C (with sales charges)	-0.69%	4.73%	10.48%	2.51%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACMTX-S for the most recent performance information.

Class C: ACMTX

1

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Country Breakdown

Value	Value
United States	48.6%
Japan	5.6%
Australia	3.9%
United Kingdom	3.8%
Canada	2.4%
Singapore	1.6%
France	1.6%
Germany	1.5%
Switzerland	1.1%
Italy	1.1%
Hong Kong	1.1%
China	0.9%
Sweden	0.8%
Spain	0.7%
Others	2.9%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Class C: ACMTX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACMTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACMTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ACMTX

3

AMRR-C-0154-0425

Class Z: AMTZX

April 30, 2025

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Fund Information

AB All Market Real Return Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
04/15	$10,000	$10,000	$10,000
10/15	$8,510	$9,523	$8,745
10/16	$8,773	$9,718	$9,093
10/17	$9,736	$11,973	$9,836
10/18	$9,670	$11,911	$9,956
10/19	$9,997	$13,411	$10,390
10/20	$9,022	$14,067	$8,386
10/21	$13,187	$19,310	$12,683
10/22	$12,311	$15,456	$12,719
10/23	$12,178	$17,080	$12,521
10/24	$14,244	$22,680	$13,988
04/25	$14,368	$22,879	$13,907

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class Z	0.87%	7.00%	11.74%	3.69%
MSCI All Country World Index (net)	0.88%	11.84%	13.07%	8.63%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	-0.58%	2.26%	11.74%	3.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AMTZX-S for the most recent performance information.

Class Z: AMTZX

1

Key Fund Statistics

Net Assets	$647,310,515
# of Portfolio Holdings	355
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,349,920

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$18,167,671	2.8%
Prologis, Inc.	$15,591,325	2.4%
VanEck Gold Miners ETF/USA	$14,112,919	2.2%
Equinix, Inc.	$13,348,511	2.1%
Ventas, Inc.	$11,440,700	1.8%
Digital Realty Trust, Inc.	$10,333,799	1.6%
FlexShares Morningstar Global Upstream Natural Resources Index Fund - Class N	$9,618,108	1.5%
VICI Properties, Inc.	$9,085,099	1.4%
Simon Property Group, Inc.	$8,960,745	1.4%
Mid-America Apartment Communities, Inc.	$8,788,253	1.3%
Total	$119,447,130	18.5%

Portfolio Breakdown

Asset Type	%
Real Estate Stocks	41.0%
Commodity Related Derivatives.	27.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%

Country Breakdown

Value	Value
United States	48.6%
Japan	5.6%
Australia	3.9%
United Kingdom	3.8%
Canada	2.4%
Singapore	1.6%
France	1.6%
Germany	1.5%
Switzerland	1.1%
Italy	1.1%
Hong Kong	1.1%
China	0.9%
Sweden	0.8%
Spain	0.7%
Others	2.9%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Security Type Breakdown

Common Stocks	73.9%
Investment Companies	3.7%
Short-Term Investments	20.7%
Other assets less liabilities	1.7%

Class Z: AMTZX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AMTZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AMTZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class Z: AMTZX

3

AMRR-Z-0154-0425

Advisor Class: ABNYX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,755	$9,990	$9,817
10/16	$10,426	$10,427	$10,276
10/17	$10,545	$10,521	$10,291
10/18	$10,474	$10,305	$10,228
10/19	$11,229	$11,491	$10,930
10/20	$12,119	$12,202	$11,696
10/21	$13,086	$12,144	$12,520
10/22	$11,945	$10,239	$11,621
10/23	$12,176	$10,276	$11,724
10/24	$13,226	$11,359	$12,627
04/25	$13,773	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	4.14%	8.63%	4.34%	3.25%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNYX-S for the most recent performance information.

Advisor Class: ABNYX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Advisor Class: ABNYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Advisor Class: ABNYX

3

BIS-ADV-0154-0425

Class 1: ABNOX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,749	$9,990	$9,817
10/16	$10,420	$10,427	$10,276
10/17	$10,525	$10,521	$10,291
10/18	$10,434	$10,305	$10,228
10/19	$11,183	$11,491	$10,930
10/20	$12,060	$12,202	$11,696
10/21	$12,997	$12,144	$12,520
10/22	$11,859	$10,239	$11,621
10/23	$12,078	$10,276	$11,724
10/24	$13,108	$11,359	$12,627
04/25	$13,644	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	4.09%	8.53%	4.23%	3.16%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNOX-S for the most recent performance information.

Class 1: ABNOX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Class 1: ABNOX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNOX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class 1: ABNOX

3

BIS-1-0154-0425

Class 2: ABNTX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,755	$9,990	$9,817
10/16	$10,430	$10,427	$10,276
10/17	$10,556	$10,521	$10,291
10/18	$10,474	$10,305	$10,228
10/19	$11,228	$11,491	$10,930
10/20	$12,121	$12,202	$11,696
10/21	$13,088	$12,144	$12,520
10/22	$11,941	$10,239	$11,621
10/23	$12,173	$10,276	$11,724
10/24	$13,238	$11,359	$12,627
04/25	$13,774	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 2	4.05%	8.66%	4.33%	3.25%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNTX-S for the most recent performance information.

Class 2: ABNTX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Class 2: ABNTX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class 2: ABNTX

3

BIS-2-0154-0425

Class A: ABNAX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$9,773	$10,000	$10,000
10/15	$9,519	$9,990	$9,817
10/16	$10,151	$10,427	$10,276
10/17	$10,243	$10,521	$10,291
10/18	$10,141	$10,305	$10,228
10/19	$10,851	$11,491	$10,930
10/20	$11,681	$12,202	$11,696
10/21	$12,572	$12,144	$12,520
10/22	$11,449	$10,239	$11,621
10/23	$11,644	$10,276	$11,724
10/24	$12,630	$11,359	$12,627
04/25	$13,122	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	3.89%	8.34%	4.07%	2.99%
Class A (with sales charges)	1.56%	5.87%	3.59%	2.75%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNAX-S for the most recent performance information.

Class A: ABNAX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Class A: ABNAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class A: ABNAX

3

BIS-A-0154-0425

Class C: ABNCX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,705	$9,990	$9,817
10/16	$10,274	$10,427	$10,276
10/17	$10,291	$10,521	$10,291
10/18	$10,108	$10,305	$10,228
10/19	$10,733	$11,491	$10,930
10/20	$11,476	$12,202	$11,696
10/21	$12,264	$12,144	$12,520
10/22	$11,088	$10,239	$11,621
10/23	$11,183	$10,276	$11,724
10/24	$12,037	$11,359	$12,627
04/25	$12,459	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	3.50%	7.56%	3.28%	2.22%
Class C (with sales charges)	2.50%	6.56%	3.28%	2.22%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNCX-S for the most recent performance information.

Class C: ABNCX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Class C: ABNCX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ABNCX

3

BIS-C-0154-0425

Class I: ANBIX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ANBIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,754	$9,990	$9,817
10/16	$10,435	$10,427	$10,276
10/17	$10,554	$10,521	$10,291
10/18	$10,476	$10,305	$10,228
10/19	$11,234	$11,491	$10,930
10/20	$12,129	$12,202	$11,696
10/21	$13,085	$12,144	$12,520
10/22	$11,950	$10,239	$11,621
10/23	$12,175	$10,276	$11,724
10/24	$13,240	$11,359	$12,627
04/25	$13,782	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class I	4.10%	8.65%	4.34%	3.26%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ANBIX-S for the most recent performance information.

Class I: ANBIX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Class I: ANBIX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ANBIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ANBIX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class I: ANBIX

3

BIS-I-0154-0425

Class Z: ABNZX

April 30, 2025

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Fund Information

AB Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABNZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-10 Year Index
12/14	$10,000	$10,000	$10,000
10/15	$9,766	$9,990	$9,817
10/16	$10,439	$10,427	$10,276
10/17	$10,563	$10,521	$10,291
10/18	$10,482	$10,305	$10,228
10/19	$11,243	$11,491	$10,930
10/20	$12,133	$12,202	$11,696
10/21	$13,096	$12,144	$12,520
10/22	$11,963	$10,239	$11,621
10/23	$12,182	$10,276	$11,724
10/24	$13,242	$11,359	$12,627
04/25	$13,790	$11,651	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class Z	4.13%	8.61%	4.34%	3.27%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABNZX-S for the most recent performance information.

Class Z: ABNZX

1

Key Fund Statistics

Net Assets	$689,496,005
# of Portfolio Holdings	275
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,084,820

Graphical Representation of Holdings

Inflation Protection Breakdown

U.S. Inflation - Protected Exposure	71.9%
Non-Inflation Exposure	28.1%
Total	100.0%

Security Type Breakdown

Value	Value
Inflation-Linked Securities	71.9%
Corporates - Investment Grade	10.6%
Short-Term Investments	7.2%
Asset-Backed Securities	5.9%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	0.8%
Corporates - Non-Investment Grade	0.7%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.3%
Governments - Sovereign Bonds	0.2%
Other	0.3%
Other Assets and Liabilities	-2.5%

Class Z: ABNZX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABNZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ABNZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class Z: ABNZX

3

BIS-Z-0154-0425

Advisor Class: ACGYX

April 30, 2025

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
04/15	$10,000	$10,000
10/15	$9,931	$9,990
10/16	$10,433	$10,427
10/17	$11,002	$10,521
10/18	$10,731	$10,305
10/19	$11,993	$11,491
10/20	$12,407	$12,202
10/21	$12,789	$12,144
10/22	$10,410	$10,239
10/23	$10,620	$10,276
10/24	$11,930	$11,359
04/25	$12,284	$11,651

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	2.97%	9.19%	1.22%	2.08%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.54%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACGYX-S for the most recent performance information.

Advisor Class: ACGYX

1

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Advisor Class: ACGYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACGYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACGYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ACGYX

3

IF-ADV-0154-0425

Class A: AKGAX

April 30, 2025

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$9,580	$10,000
10/16	$9,881	$10,186
10/17	$10,392	$10,278
10/18	$10,111	$10,067
10/19	$11,273	$11,226
10/20	$11,637	$11,920
10/21	$11,963	$11,863
10/22	$9,711	$10,003
10/23	$9,882	$10,038
10/24	$11,092	$11,097
04/25	$11,390	$11,382

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 4/21/2016
Class A (without sales charges)	2.69%	8.93%	0.97%	1.94%
Class A (with sales charges)	-1.62%	4.37%	0.08%	1.45%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AKGAX-S for the most recent performance information.

Class A: AKGAX

1

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Class A: AKGAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AKGAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AKGAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: AKGAX

3

IF-A-0154-0425

Class C: AKGCX

April 30, 2025

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AKGCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$10,000	$10,000
10/16	$10,285	$10,186
10/17	$10,734	$10,278
10/18	$10,366	$10,067
10/19	$11,470	$11,226
10/20	$11,759	$11,920
10/21	$11,990	$11,863
10/22	$9,662	$10,003
10/23	$9,759	$10,038
10/24	$10,870	$11,097
04/25	$11,121	$11,382

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 4/21/2016
Class C (without sales charges)	2.30%	8.10%	0.21%	1.18%
Class C (with sales charges)	1.30%	7.10%	0.21%	1.18%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	1.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AKGCX-S for the most recent performance information.

Class C: AKGCX

1

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Class C: AKGCX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AKGCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AKGCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

Class C: AKGCX

3

IF-C-0154-0425

Class Z: ACGZX

April 30, 2025

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Fund Information

AB Income Fund

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACGZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg U.S. Aggregate Bond Index
11/19	$10,000	$10,000
10/20	$10,354	$10,626
10/21	$10,678	$10,575
10/22	$8,695	$8,917
10/23	$8,871	$8,948
10/24	$9,980	$9,892
04/25	$10,261	$10,146

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	Since Inception 11/20/2019
Class Z	2.81%	9.19%	1.24%	0.47%
Bloomberg U.S. Aggregate Bond Index	2.57%	8.02%	-0.67%	0.27%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ACGZX-S for the most recent performance information.

Class Z: ACGZX

1

Key Fund Statistics

Net Assets	$2,318,071,791
# of Portfolio Holdings	547
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$4,728,425

Graphical Representation of Holdings

Security Type Breakdown

Governments - Treasuries	48.1%
Mortgage Pass-Throughs	30.5%
Corporates - Investment Grade	15.9%
Collateralized Loan Obligations	7.1%
Corporates - Non-Investment Grade	5.2%
Emerging Markets - Corporate Bonds	2.8%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.5%
Quasi-Sovereigns	1.5%
Others	5.1%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Country Breakdown

Value	Value
United States	103.3%
Mexico	2.0%
United Kingdom	2.0%
Brazil	1.2%
France	1.2%
India	0.8%
Spain	0.7%
Chile	0.6%
China	0.6%
Colombia	0.6%
Germany	0.5%
South Africa	0.5%
Italy	0.5%
Israel	0.5%
Others	4.6%
Short-Term Investments	0.4%
Other assets less liabilities	-20.0%

Class Z: ACGZX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ACGZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ACGZX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: ACGZX

3

IF-Z-0154-0425

Advisor Class: ATTYX

April 30, 2025

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Fund Information

AB Tax-Aware Fixed Income Opportunities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index
04/15	$10,000	$10,000
10/15	$10,154	$10,168
10/16	$10,677	$10,581
10/17	$10,820	$10,813
10/18	$10,788	$10,757
10/19	$11,804	$11,771
10/20	$11,886	$12,194
10/21	$13,015	$12,515
10/22	$11,360	$11,016
10/23	$11,678	$11,307
10/24	$13,245	$12,404
04/25	$13,222	$12,306

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	-0.17%	4.21%	4.45%	2.83%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATTYX-S for the most recent performance information.

Advisor Class: ATTYX

1

Key Fund Statistics

Net Assets	$781,264,620
# of Portfolio Holdings	747
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,378,493

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.6%
AA	37.0%
A	28.3%
BBB	8.2%
BB	4.3%
B	0.2%
CCC	0.1%
D	0.1%
A-1+	0.6%
Not Rated	16.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	13.7%
New York	7.2%
Florida	6.3%
Alabama	5.9%
Illinois	5.3%
Texas	5.2%
Pennsylvania	4.7%
Ohio	3.9%
District of Columbia	3.4%
Wisconsin	3.3%
Georgia	3.3%
New Jersey	3.1%
Massachusetts	2.8%
Puerto Rico	2.5%
Others	36.9%
Other assets less liabilities	-7.5%

Advisor Class: ATTYX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATTYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: ATTYX

3

TAFIO-ADV-0154-0425

Class A: ATTAX

April 30, 2025

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Fund Information

AB Tax-Aware Fixed Income Opportunities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index
04/15	$9,696	$10,000
10/15	$9,844	$10,168
10/16	$10,323	$10,581
10/17	$10,436	$10,813
10/18	$10,379	$10,757
10/19	$11,328	$11,771
10/20	$11,371	$12,194
10/21	$12,428	$12,515
10/22	$10,821	$11,016
10/23	$11,084	$11,307
10/24	$12,553	$12,404
04/25	$12,504	$12,306

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.39%	3.84%	4.17%	2.58%
Class A (with sales charges)	-3.39%	0.75%	3.55%	2.26%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATTAX-S for the most recent performance information.

Class A: ATTAX

1

Key Fund Statistics

Net Assets	$781,264,620
# of Portfolio Holdings	747
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,378,493

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.6%
AA	37.0%
A	28.3%
BBB	8.2%
BB	4.3%
B	0.2%
CCC	0.1%
D	0.1%
A-1+	0.6%
Not Rated	16.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	13.7%
New York	7.2%
Florida	6.3%
Alabama	5.9%
Illinois	5.3%
Texas	5.2%
Pennsylvania	4.7%
Ohio	3.9%
District of Columbia	3.4%
Wisconsin	3.3%
Georgia	3.3%
New Jersey	3.1%
Massachusetts	2.8%
Puerto Rico	2.5%
Others	36.9%
Other assets less liabilities	-7.5%

Class A: ATTAX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATTAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATTAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: ATTAX

3

TAFIO-A-0154-0425

Class C: ATCCX

April 30, 2025

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Fund Information

AB Tax-Aware Fixed Income Opportunities Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index
04/15	$10,000	$10,000
10/15	$10,112	$10,168
10/16	$10,518	$10,581
10/17	$10,552	$10,813
10/18	$10,417	$10,757
10/19	$11,285	$11,771
10/20	$11,250	$12,194
10/21	$12,197	$12,515
10/22	$10,540	$11,016
10/23	$10,715	$11,307
10/24	$12,045	$12,404
04/25	$11,953	$12,306

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.76%	3.07%	3.39%	1.80%
Class C (with sales charges)	-1.74%	2.07%	3.39%	1.80%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ATCCX-S for the most recent performance information.

Class C: ATCCX

1

Key Fund Statistics

Net Assets	$781,264,620
# of Portfolio Holdings	747
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$1,378,493

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	4.6%
AA	37.0%
A	28.3%
BBB	8.2%
BB	4.3%
B	0.2%
CCC	0.1%
D	0.1%
A-1+	0.6%
Not Rated	16.6%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	13.7%
New York	7.2%
Florida	6.3%
Alabama	5.9%
Illinois	5.3%
Texas	5.2%
Pennsylvania	4.7%
Ohio	3.9%
District of Columbia	3.4%
Wisconsin	3.3%
Georgia	3.3%
New Jersey	3.1%
Massachusetts	2.8%
Puerto Rico	2.5%
Others	36.9%
Other assets less liabilities	-7.5%

Class C: ATCCX

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATCCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ATCCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: ATCCX

3

TAFIO-C-0154-0425

Advisor Class: AUNYX

April 30, 2025

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,971	$10,168	$9,817
10/16	$10,344	$10,581	$10,276
10/17	$10,550	$10,813	$10,291
10/18	$10,533	$10,757	$10,228
10/19	$11,034	$11,771	$10,930
10/20	$11,385	$12,194	$11,696
10/21	$12,426	$12,515	$12,520
10/22	$11,703	$11,016	$11,621
10/23	$12,037	$11,307	$11,724
10/24	$12,935	$12,404	$12,627
04/25	$12,969	$12,306	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	0.27%	1.92%	4.37%	2.63%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNYX-S for the most recent performance information.

Advisor Class: AUNYX

1

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: AUNYX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNYX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

Advisor Class: AUNYX

3

MBIS-ADV-0154-0425

Class 1: AUNOX

April 30, 2025

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNOX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 1	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,978	$10,168	$9,817
10/16	$10,335	$10,581	$10,276
10/17	$10,535	$10,813	$10,291
10/18	$10,501	$10,757	$10,228
10/19	$10,997	$11,771	$10,930
10/20	$11,332	$12,194	$11,696
10/21	$12,353	$12,515	$12,520
10/22	$11,621	$11,016	$11,621
10/23	$11,935	$11,307	$11,724
10/24	$12,819	$12,404	$12,627
04/25	$12,860	$12,306	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 1	0.32%	1.83%	4.27%	2.55%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNOX-S for the most recent performance information.

Class 1: AUNOX

1

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNOX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 1: AUNOX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNOX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class 1: AUNOX

3

MBIS-1-0154-0425

Class 2: AUNTX

April 30, 2025

SCAN ME

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNTX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class 2	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,983	$10,168	$9,817
10/16	$10,340	$10,581	$10,276
10/17	$10,551	$10,813	$10,291
10/18	$10,538	$10,757	$10,228
10/19	$11,036	$11,771	$10,930
10/20	$11,382	$12,194	$11,696
10/21	$12,431	$12,515	$12,520
10/22	$11,707	$11,016	$11,621
10/23	$12,035	$11,307	$11,724
10/24	$12,939	$12,404	$12,627
04/25	$12,974	$12,306	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class 2	0.27%	1.83%	4.38%	2.64%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNTX-S for the most recent performance information.

Class 2: AUNTX

1

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNTX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class 2: AUNTX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNTX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

Class 2: AUNTX

3

MBIS-2-0154-0425

Class A: AUNAX

April 30, 2025

SCAN ME

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Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$9,697	$10,000	$10,000
10/15	$9,666	$10,168	$9,817
10/16	$9,993	$10,581	$10,276
10/17	$10,168	$10,813	$10,291
10/18	$10,126	$10,757	$10,228
10/19	$10,589	$11,771	$10,930
10/20	$10,891	$12,194	$11,696
10/21	$11,858	$12,515	$12,520
10/22	$11,140	$11,016	$11,621
10/23	$11,429	$11,307	$11,724
10/24	$12,262	$12,404	$12,627
04/25	$12,279	$12,306	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	0.14%	1.66%	4.11%	2.39%
Class A (with sales charges)	-2.84%	-1.37%	3.47%	2.07%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNAX-S for the most recent performance information.

Class A: AUNAX

1

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: AUNAX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNAX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class A: AUNAX

3

MBIS-A-0154-0425

Class C: AUNCX

April 30, 2025

SCAN ME

Please scan QR code for

Fund Information

AB Municipal Bond Inflation Strategy

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUNCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
04/15	$10,000	$10,000	$10,000
10/15	$9,930	$10,168	$9,817
10/16	$10,189	$10,581	$10,276
10/17	$10,290	$10,813	$10,291
10/18	$10,177	$10,757	$10,228
10/19	$10,547	$11,771	$10,930
10/20	$10,774	$12,194	$11,696
10/21	$11,649	$12,515	$12,520
10/22	$10,863	$11,016	$11,621
10/23	$11,062	$11,307	$11,724
10/24	$11,767	$12,404	$12,627
04/25	$11,739	$12,306	$13,154

Average Annual Total Returns

AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.24%	0.88%	3.32%	1.62%
Class C (with sales charges)	-1.23%	-0.11%	3.32%	1.62%
Bloomberg Municipal Bond Index	-0.78%	1.66%	1.17%	2.10%
Bloomberg US TIPS 1-10 Year Index	4.18%	8.70%	3.15%	2.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUNCX-S for the most recent performance information.

Class C: AUNCX

1

Key Fund Statistics

Net Assets	$1,445,558,711
# of Portfolio Holdings	559
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$3,039,712

Graphical Representation of Holdings

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	8.6%
AA	43.8%
A	32.1%
BBB	5.5%
BB	1.5%
B	0.4%
A-1+	1.9%
Not Rated	6.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AUNCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: AUNCX

2

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/AUNCX-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

Class C: AUNCX

3

MBIS-C-0154-0425

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

April 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL MARKET REAL RETURN PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

April 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 73.9%
Real Estate – 43.6%
Diversified REITs – 3.5%
British Land Co. PLC (The)	391,944	$2,061,962
Broadstone Net Lease, Inc.	80,724	1,306,114
Charter Hall Group	142,520	1,540,918
Essential Properties Realty Trust, Inc.	144,700	4,654,999
GPT Group (The)	560,960	1,662,883
KDX Realty Investment Corp.(a)	663	690,426
LondonMetric Property PLC	711,960	1,826,683
Merlin Properties Socimi SA(b)	118,120	1,339,513
Stockland	1,764,090	6,199,428
United Urban Investment Corp.	941	990,221

		22,273,147

Health Care REITs – 5.5%
Aedifica SA(c)	18,560	1,487,884
American Healthcare REIT, Inc.	144,040	4,649,611
Ventas, Inc.	163,252	11,440,700
Welltower, Inc.	119,062	18,167,671

		35,745,866

Hotel & Resort REITs – 0.8%
Japan Hotel REIT Investment Corp.	2,242	1,108,692
Ryman Hospitality Properties, Inc.	39,695	3,491,175
Xenia Hotels & Resorts, Inc.	62,050	662,694

		5,262,561

Industrial REITs – 5.7%
CapitaLand Ascendas REIT(b)	1,594,100	3,248,231
Dream Industrial Real Estate Investment Trust	78,404	602,845
GLP J-REIT	2,407	2,076,149
Goodman Group	246,500	4,718,956
Japan Logistics Fund, Inc.	2,591	1,694,434
Lineage, Inc.	25,929	1,250,556
Prologis, Inc.	152,557	15,591,325
Rexford Industrial Realty, Inc.	106,683	3,531,207
Segro PLC	94,070	855,722
STAG Industrial, Inc.	50,060	1,653,482
Tritax Big Box REIT PLC	947,136	1,811,764

		37,034,671

Office REITs – 2.0%
COPT Defense Properties	160,070	4,179,428
Cousins Properties, Inc.	82,370	2,268,470
Daiwa Office Investment Corp.	1,392	2,982,352
Gecina SA	11,765	1,207,778
Nippon Building Fund, Inc.	2,274	2,110,748

		12,748,776

Real Estate Management & Development – 6.4%
Azrieli Group Ltd.	12,900	939,176

ABFunds.com	AB All Market Real Return Portfolio 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

CapitaLand Investment Ltd./Singapore	459,400	$968,228
Castellum AB	174,780	2,127,109
Catena AB(a)	34,043	1,602,619
CTP NV(a)	23,645	444,125
Fastighets AB Balder – Class B(b)	120,618	867,055
Katitas Co., Ltd.	135,500	1,963,268
LEG Immobilien SE	19,840	1,681,821
Mitsubishi Estate Co., Ltd.	135,800	2,385,460
Mitsui Fudosan Co., Ltd.	598,600	5,932,513
Nomura Real Estate Holdings, Inc.	122,500	728,562
Pandox AB	28,316	472,251
PSP Swiss Property AG (REG)	24,392	4,343,496
Shurgard Self Storage Ltd.	18,460	765,925
Sumitomo Realty & Development Co., Ltd.	97,600	3,635,236
Sun Hung Kai Properties Ltd. – Class H	334,500	3,173,205
Swire Properties Ltd. – Class H	842,800	1,862,564
TAG Immobilien AG	73,230	1,192,253
Unibail-Rodamco-Westfield	20,700	1,752,359
VGP NV(b)	9,409	870,580
Vonovia SE	119,194	3,953,676

		41,661,481

Residential REITs – 5.5%
Comforia Residential REIT, Inc.	707	1,374,420
Equity LifeStyle Properties, Inc.	13,624	882,563
Independence Realty Trust, Inc.	291,970	5,672,977
Invitation Homes, Inc.	119,989	4,102,424
Killam Apartment Real Estate Investment Trust	130,920	1,654,306
Mid-America Apartment Communities, Inc.	55,047	8,788,253
Sun Communities, Inc.	16,789	2,089,055
UDR, Inc.	153,242	6,417,775
UMH Properties, Inc.	158,022	2,792,249
UNITE Group PLC (The)	167,880	1,928,778

		35,702,800

Retail REITs – 6.4%
Acadia Realty Trust	158,680	3,030,788
Brixmor Property Group, Inc.	213,770	5,325,011
CapitaLand Integrated Commercial Trust(b)	2,121,976	3,492,136
Frasers Centrepoint Trust(a)	764,061	1,323,660
Hammerson PLC	401,560	1,354,830
Klepierre SA(b)	34,390	1,258,783
Link REIT – Class H	377,960	1,769,554
NETSTREIT Corp.	251,939	4,099,047
Phillips Edison & Co., Inc.	37,370	1,296,739
Realty Income Corp.	88,703	5,132,356
Scentre Group	1,462,550	3,388,353
Simon Property Group, Inc.	56,937	8,960,745
Supermarket Income Reit PLC(a)	950,645	983,134

		41,415,136

2 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialized REITs – 7.8%
Digital Realty Trust, Inc.	64,369	$10,333,799
Equinix, Inc.	15,508	13,348,511
Extra Space Storage, Inc.	31,290	4,584,611
Iron Mountain, Inc.	45,338	4,065,459
Public Storage	29,230	8,781,569
VICI Properties, Inc.	283,732	9,085,099

		50,199,048

		282,043,486

Information Technology – 5.0%
Communications Equipment – 0.2%
Motorola Solutions, Inc.	2,917	1,284,618

Electronic Equipment, Instruments & Components – 0.2%
Celestica, Inc.(b)	12,095	1,032,014
TDK Corp.	12,600	134,460

		1,166,474

IT Services – 0.5%
Gartner, Inc.(b)	1,891	796,262
GoDaddy, Inc. – Class A(b)	5,826	1,097,210
VeriSign, Inc.	4,697	1,325,118

		3,218,590

Semiconductors & Semiconductor Equipment – 1.4%
Broadcom, Inc.	1,945	374,354
Enphase Energy, Inc.(b)	6,841	305,040
First Solar, Inc.(b)	3,047	383,374
GCL Technology Holdings Ltd. – Class H(a)(b)	211,000	21,445
Jinko Solar Co., Ltd. – Class A(b)	319,712	241,338
KLA Corp.	162	113,836
LONGi Green Energy Technology Co., Ltd. – Class A(b)	69,900	141,530
Monolithic Power Systems, Inc.	100	59,310
NAURA Technology Group Co., Ltd. – Class A(b)	3,500	217,654
NVIDIA Corp.	44,142	4,807,947
QUALCOMM, Inc.	8,722	1,294,868
SUMCO Corp.	135,200	932,351
Xinyi Solar Holdings Ltd. – Class H(a)(b)	132,000	43,898

		8,936,945

Software – 1.8%
Adobe, Inc.(b)	712	266,986
AppLovin Corp. – Class A(b)	2,125	572,284
Autodesk, Inc.(b)	4,483	1,229,463
Docusign, Inc.(b)	1,383	113,060
Dropbox, Inc. – Class A(b)	35,601	1,016,408
Fortinet, Inc.(b)	12,172	1,262,967
Microsoft Corp.	11,290	4,462,485
Oracle Corp.	3,058	430,322

ABFunds.com	AB All Market Real Return Portfolio 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sage Group PLC (The)	54,301	$900,237
Zoom Communications, Inc.(b)	14,548	1,128,052

		11,382,264

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	27,772	5,901,550
Logitech International SA (REG)	3,127	237,621

		6,139,171

		32,128,062

Energy – 4.9%
Energy Equipment & Services – 0.4%
Saipem SpA	445,172	1,028,334
TechnipFMC PLC	21,380	602,275
Vallourec SACA	59,875	1,106,654

		2,737,263

Oil, Gas & Consumable Fuels – 4.5%
Cameco Corp. (New York)	11,051	498,953
Cameco Corp. (Toronto)	8,874	400,572
Cheniere Energy, Inc.	4,652	1,075,124
Chevron Corp.	22,639	3,080,262
ConocoPhillips	25,117	2,238,427
Coterra Energy, Inc.	18,006	442,227
Denison Mines Corp.(b)	253,996	364,799
EOG Resources, Inc.	16,683	1,840,636
Equinor ASA	62,361	1,411,580
Exxon Mobil Corp.	51,318	5,420,720
Gazprom PJSC(b)(c)(d)(e)	818,956	– 0	–
Hess Corp.	7,290	940,775
Imperial Oil Ltd.	1,722	116,153
Inpex Corp.	81,200	1,015,771
LUKOIL PJSC(c)(d)(e)	20,541	– 0	–
NexGen Energy Ltd.(b)	66,540	348,483
Shell PLC	178,376	5,756,505
Targa Resources Corp.	724	123,732
TotalEnergies SE	56,739	3,231,581
Uranium Energy Corp.(b)	51,176	268,674
Woodside Energy Group Ltd.(d)	34,675	451,993

		29,026,967

		31,764,230

Financials – 3.7%
Banks – 1.3%
Banco Bilbao Vizcaya Argentaria SA	88,252	1,211,174
Banco Santander SA(a)	185,428	1,305,573
BPER Banca SpA(a)	9,566	77,696
Canadian Imperial Bank of Commerce	10,261	647,174
Citigroup, Inc.	17,211	1,176,888
Danske Bank A/S	14,128	495,717
DBS Group Holdings Ltd.	2,400	77,974

4 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

DNB Bank ASA	13,353	$333,800
Japan Post Bank Co., Ltd.	73,500	755,723
JPMorgan Chase & Co.	521	127,447
NatWest Group PLC	201,896	1,298,653
Societe Generale SA	7,881	410,907
United Overseas Bank Ltd.	18,800	499,306

		8,418,032

Capital Markets – 1.0%
Ameriprise Financial, Inc.	2,242	1,056,027
Blackstone, Inc.	8,357	1,100,700
Goldman Sachs Group, Inc. (The)	2,296	1,257,175
Moody’s Corp.	2,633	1,193,065
Singapore Exchange Ltd.	35,000	385,030
TMX Group Ltd.	31,301	1,268,524

		6,260,521

Consumer Finance – 0.2%
Synchrony Financial	18,620	967,309

Financial Services – 0.4%
Berkshire Hathaway, Inc. – Class B(b)	236	125,847
EXOR NV(d)	4,208	397,297
HA Sustainable Infrastructure Capital, Inc.	18,113	452,463
Mastercard, Inc. – Class A	3,492	1,913,825

		2,889,432

Insurance – 0.8%
iA Financial Corp., Inc.	8,235	799,965
Japan Post Holdings Co., Ltd.	108,600	1,055,620
Poste Italiane SpA	63,844	1,295,854
Suncorp Group Ltd.(b)	94,523	1,229,185
T&D Holdings, Inc.	15,900	338,330
Talanx AG	6,767	776,636

		5,495,590

		24,030,884

Materials – 3.5%
Chemicals – 1.0%
Air Liquide SA	820	168,492
Air Products & Chemicals, Inc.	1,069	289,795
Albemarle Corp.	2,864	167,687
Arkema SA	5,974	454,176
CF Industries Holdings, Inc.	5,253	411,678
Corteva, Inc.	9,352	579,730
Ganfeng Lithium Group Co., Ltd. – Class A(b)	18,500	76,188
Linde PLC	790	358,052
Mitsubishi Chemical Group Corp.	215,800	1,049,124
Nippon Sanso Holdings Corp.	6,100	195,220
Nutrien Ltd.	10,157	579,457
Sociedad Quimica y Minera de Chile SA (Preference Shares)	3,384	116,506

ABFunds.com	AB All Market Real Return Portfolio 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	481	$16,450
SOL SpA	6,700	305,501
Sumitomo Chemical Co., Ltd.	453,900	1,097,216
Tianqi Lithium Corp. – Class A(b)	37,800	149,526
Toray Industries, Inc.	23,800	151,999
Umicore SA(a)	14,004	127,297
Yara International ASA	16,772	544,311

		6,838,405

Metals & Mining – 2.5%
Agnico Eagle Mines Ltd.	13,236	1,555,657
Anglo American PLC	36,255	989,703
Anglogold Ashanti PLC	9,140	380,516
Antofagasta PLC	36,685	805,072
ArcelorMittal SA	33,312	985,093
China Hongqiao Group Ltd. – Class H	545,000	978,283
CMOC Group Ltd. – Class A(b)	264,300	257,577
Endeavour Mining PLC(a)	44,209	1,187,133
Glencore PLC(b)	273,779	897,649
Hudbay Minerals, Inc.	74,152	539,493
Lundin Mining Corp.	127,641	1,044,386
Lynas Rare Earths Ltd.(a)(b)	13,067	71,434
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)	66,074	– 0	–
Newmont Corp.	26,951	1,419,779
Pilbara Minerals Ltd.(a)(b)	182,781	176,098
Rio Tinto PLC	55,175	3,287,847
Teck Resources Ltd. – Class B	33,398	1,135,198
Vale SA (Sponsored ADR)	49,710	462,800

		16,173,718

		23,012,123

Industrials – 3.4%
Aerospace & Defense – 0.3%
HEICO Corp. – Class A	3,150	632,929
Leonardo SpA	3,767	195,840
Rheinmetall AG	208	354,235
Thales SA	2,158	604,504

		1,787,508

Building Products – 0.2%
AGC, Inc.	15,700	490,184
Johnson Controls International PLC	4,694	393,827
Owens Corning	3,135	455,860

		1,339,871

Commercial Services & Supplies – 0.2%
Aker Carbon Capture ASA	96,390	23,809
Cintas Corp.	5,942	1,257,803

		1,281,612

6 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction & Engineering – 0.3%
Arcosa, Inc.	4,374	$350,226
Cadeler A/S(b)	16,134	84,365
Kumagai Gumi Co., Ltd.	30,300	902,951
Quanta Services, Inc.	1,534	448,986

		1,786,528

Electrical Equipment – 1.0%
ABB Ltd. (REG)	3,369	177,919
Acuity, Inc.	1,998	486,733
Bloom Energy Corp. – Class A(b)	13,014	238,416
BWX Technologies, Inc.	5,076	553,893
Contemporary Amperex Technology Co., Ltd. – Class A	8,200	262,184
Eaton Corp. PLC	1,530	450,386
Ecopro BM Co., Ltd.(b)	519	36,968
Eve Energy Co., Ltd. – Class A(b)	29,500	166,962
GE Vernova, Inc.	1,373	509,136
Hubbell, Inc.	1,327	481,940
NARI Technology Co., Ltd. – Class A(b)	56,200	171,472
NEXTracker, Inc. – Class A(b)	10,216	414,872
Nordex SE(b)	19,396	363,158
NuScale Power Corp.(a)(b)	7,264	120,364
nVent Electric PLC	7,074	388,433
Prysmian SpA	2,709	148,811
Schneider Electric SE	738	172,431
Siemens Energy AG(b)	9,226	712,096
Sungrow Power Supply Co., Ltd. – Class A(b)	27,300	227,926
Sunrun, Inc.(b)	54,476	375,340
Sunwoda Electronic Co., Ltd. – Class A(b)	63,238	165,386
Vestas Wind Systems A/S	10,803	144,028

		6,768,854

Ground Transportation – 0.2%
Uber Technologies, Inc.(b)	18,223	1,476,245

Industrial Conglomerates – 0.0%
Hitachi Ltd.	2,900	71,675
Siemens AG (REG)	959	220,821

		292,496

Machinery – 0.3%
AGCO Corp.	5,655	479,714
Cummins, Inc.	3,293	967,615
Yangzijiang Shipbuilding Holdings Ltd.	106,700	182,773

		1,630,102

Passenger Airlines – 0.3%
Qantas Airways Ltd.	182,196	1,030,121
United Airlines Holdings, Inc.(b)	9,328	641,953

		1,672,074

ABFunds.com	AB All Market Real Return Portfolio 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Professional Services – 0.6%
Automatic Data Processing, Inc.	480	$144,288
Booz Allen Hamilton Holding Corp.	9,998	1,199,960
Broadridge Financial Solutions, Inc.	4,935	1,196,244
Robert Half, Inc.	13,031	577,273
Verisk Analytics, Inc.	2,287	677,936

		3,795,701

		21,830,991

Health Care – 2.7%
Biotechnology – 0.6%
AbbVie, Inc.	5,698	1,111,680
Amgen, Inc.	2,597	755,519
Biogen, Inc.(b)	1,685	204,020
Genmab A/S(b)	2,659	563,811
Gilead Sciences, Inc.	6,789	723,300
Incyte Corp.(b)	8,360	523,837
United Therapeutics Corp.(b)	1,441	436,753

		4,318,920

Health Care Equipment & Supplies – 0.6%
Dexcom, Inc.(b)	16,074	1,147,362
Edwards Lifesciences Corp.(b)	15,442	1,165,717
IDEXX Laboratories, Inc.(b)	2,766	1,196,710
Insulet Corp.(b)	1,525	384,742

		3,894,531

Health Care Providers & Services – 0.9%
Cencora, Inc.	4,488	1,313,503
Centene Corp.(b)	8,383	501,722
Chartwell Retirement Residences	231,218	2,903,223
McKesson Corp.	897	639,373
Universal Health Services, Inc. – Class B	3,114	551,396

		5,909,217

Health Care Technology – 0.1%
Pro Medicus Ltd.	2,291	335,930

Pharmaceuticals – 0.5%
Eli Lilly & Co.	1,818	1,634,291
Merck & Co., Inc.	1,416	120,643
Roche Holding AG	4,542	1,485,172

		3,240,106

		17,698,704

Consumer Discretionary – 2.6%
Automobiles – 0.7%
BYD Co., Ltd. – Class A(b)	6,200	301,745
BYD Co., Ltd. – Class H(b)	6,500	308,725
Geely Automobile Holdings Ltd. – Class H	127,000	266,611
General Motors Co.	23,202	1,049,659
Li Auto, Inc. – Class H(b)	16,800	204,703

8 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

NIO, Inc. (ADR)(a)(b)	11,156	$45,182
NIO, Inc. – Class H(b)	21,810	87,359
Rivian Automotive, Inc. – Class A(a)(b)	16,544	225,991
Seres Group Co., Ltd. – Class A(b)	15,700	282,201
Tesla, Inc.(b)	4,659	1,314,583
XPeng, Inc. – Class H(a)(b)	21,600	201,075
Zhejiang Leapmotor Technology Co., Ltd. – Class H(b)(f)	15,100	108,060

		4,395,894

Broadline Retail – 0.7%
Amazon.com, Inc.(b)	11,370	2,096,855
Cie Financiere Richemont SA (REG) – Class A	5,696	1,006,513
MercadoLibre, Inc.(b)	599	1,396,179

		4,499,547

Hotels, Restaurants & Leisure – 0.7%
Aristocrat Leisure Ltd.	24,424	1,043,126
Booking Holdings, Inc.	290	1,478,791
Chipotle Mexican Grill, Inc.(b)	4,340	219,257
Expedia Group, Inc.	6,528	1,024,439
Yum! Brands, Inc.	6,610	994,408

		4,760,021

Household Durables – 0.0%
Desarrolladora Homex SAB de CV(b)	1,590	– 0	–
Panasonic Holdings Corp.	17,000	194,922

		194,922

Specialty Retail – 0.3%
Home Depot, Inc. (The)	4,847	1,747,295

Textiles, Apparel & Luxury Goods – 0.2%
Lululemon Athletica, Inc.(b)	705	190,893
Pandora A/S	7,168	1,067,049

		1,257,942

		16,855,621

Utilities – 1.8%
Electric Utilities – 0.9%
Alliant Energy Corp.	5,393	329,189
CEZ AS	5,180	262,934
Constellation Energy Corp.	1,485	331,808
Edison International	20,340	1,088,393
EDP SA	45,518	179,417
Endesa SA	11,506	345,555
Enel SpA	187,878	1,628,709
Equatorial Energia SA	13,900	90,158
Fortum Oyj	3,571	59,873
Iberdrola SA	11,392	205,351
NextEra Energy, Inc.	6,146	411,044
Oklo, Inc.(a)(b)	5,332	126,582
PG&E Corp.	32,377	534,868
SSE PLC	8,606	194,032

ABFunds.com	AB All Market Real Return Portfolio 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Terna – Rete Elettrica Nazionale	18,899	$187,928

		5,975,841

Independent Power and Renewable Electricity Producers – 0.6%
AES Corp. (The)	49,993	499,930
Boralex, Inc. – Class A	19,621	435,801
China Longyuan Power Group Corp., Ltd. – Class H	178,000	140,616
China Resources Power Holdings Co., Ltd. – Class H(a)	80,000	192,993
China Yangtze Power Co., Ltd. – Class A(b)	41,200	167,302
Clearway Energy, Inc. – Class C	14,688	430,946
Encavis AG(b)	3,306	66,740
ERG SpA(a)	7,523	153,904
Meridian Energy Ltd.	26,617	86,642
Northland Power, Inc.(a)	29,836	405,359
Orsted AS(b)	1,622	64,544
ReNew Energy Global PLC – Class A(b)	30,299	193,308
RWE AG	7,377	286,479
Vistra Corp.	2,895	375,279

		3,499,843

Multi-Utilities – 0.3%
Centrica PLC	599,962	1,284,538
Engie SA	13,805	285,326
National Grid PLC	12,324	177,886
Public Service Enterprise Group, Inc.	5,626	449,686

		2,197,436

		11,673,120

Communication Services – 1.6%
Diversified Telecommunication Services – 0.1%
Infrastrutture Wireless Italiane SpA	54,160	646,786
Telenor ASA	20,054	301,211

		947,997

Entertainment – 0.5%
Netflix, Inc.(b)	1,897	2,146,873
Sea Ltd. (ADR)(b)	3,919	525,342
Spotify Technology SA(b)	177	108,674
Walt Disney Co. (The)	2,839	258,207

		3,039,096

Interactive Media & Services – 0.8%
Alphabet, Inc. – Class A	10,084	1,601,339
Alphabet, Inc. – Class C	2,708	435,690
LY Corp.	80,500	304,453
Meta Platforms, Inc. – Class A	4,063	2,230,587
Pinterest, Inc. – Class A(b)	21,295	539,190

		5,111,259

10 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Media – 0.2%
Fox Corp. – Class B	22,297	$1,031,013

		10,129,365

Consumer Staples – 1.1%
Beverages – 0.4%
Coca-Cola HBC AG(b)	25,729	1,339,805
Heineken Holding NV	3,972	310,570
Molson Coors Beverage Co. – Class B	19,248	1,107,337

		2,757,712

Consumer Staples Distribution & Retail – 0.5%
Costco Wholesale Corp.	1,092	1,085,994
George Weston Ltd.	2,890	563,074
Koninklijke Ahold Delhaize NV	32,253	1,324,278

		2,973,346

Tobacco – 0.2%
Imperial Brands PLC(b)	33,587	1,378,177

		7,109,235

Total Common Stocks (cost $436,975,589)		478,275,821

INVESTMENT COMPANIES – 3.7%
Funds and Investment Trusts – 3.7%(g)
FlexShares Morningstar Global Upstream Natural Resources Index Fund – Class N	254,380	9,618,108
VanEck Gold Miners ETF/USA	287,960	14,112,919

Total Investment Companies (cost $21,779,720)		23,731,027

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(b)(c)(d) (cost $1,347)	1,321	3,336

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2040(a)(b)(c)(d) (cost $0)	421	– 0	–

ABFunds.com	AB All Market Real Return Portfolio 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 20.5%
Investment Companies – 20.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(g)(h)(i) (cost $132,808,128)	132,808,128	$132,808,128

Total Investments Before Security Lending Collateral for Securities Loaned – 98.1% (cost $591,564,784)		634,818,312

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(g)(h)(i) (cost $1,290,368)	1,290,368	1,290,368

Total Investments – 98.3% (cost $592,855,152)		636,108,680
Other assets less liabilities – 1.7%		11,201,835

Net Assets – 100.0%		$647,310,515

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	170	September 2025	$10,252,700	$(1,146,392)
Coffee Robusta Futures	16	July 2025	859,040	62,999
Coffee ‘C’ Futures	45	September 2025	6,637,781	371,525
Copper Futures	107	July 2025	12,329,075	(416,311)
Corn Futures	378	December 2025	8,434,125	85,910
Cotton No. 2 Futures	77	December 2025	2,609,915	(12,637)
Euro STOXX 50 Index Futures	46	June 2025	2,661,315	55,283
FTSE 100 Index Futures	10	June 2025	1,127,998	14,587
Gasoline RBOB Futures	44	August 2025	3,550,932	(184,538)
Gold 100 OZ Futures	156	June 2025	51,777,960	3,863,711
Hang Seng Index Futures	2	May 2025	284,775	2,178
KC HRW Wheat Futures	107	December 2025	3,040,137	(206,401)
Lean Hogs Futures	60	August 2025	2,331,600	25,896
Live Cattle Futures	90	October 2025	7,270,200	314,798
LME Lead Futures	29	May 2025	1,419,347	(65,761)
LME Nickel Futures	43	May 2025	3,939,655	(250,253)
LME Primary Aluminum Futures	206	May 2025	12,294,029	(1,624,319)
LME Zinc Futures	68	May 2025	4,369,408	(597,528)
Low SU Gasoil Futures	63	September 2025	3,737,475	(269,443)
MSCI Emerging Markets Index Futures	199	June 2025	11,044,500	(404,307)
Natural Gas Futures	451	August 2025	16,768,180	(3,764,032)
NY Harbor ULSD Futures	24	August 2025	2,013,178	(132,846)

12 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
OMXS 30 Index Futures	12	May 2025	$299,767	$10,257
S&P 500 E-Mini Futures	68	June 2025	18,995,800	486,488
S&P/TSX 60 Index Futures	5	June 2025	1,084,433	23,304
Silver Futures	70	July 2025	11,489,800	8,593
Soybean Futures	214	November 2025	10,895,275	107,000
Soybean Meal Futures	171	December 2025	5,194,980	(185,465)
Soybean Oil Futures	241	December 2025	7,017,438	806,174
SPI 200 Futures	5	June 2025	651,920	18,647
Sugar 11 (World) Futures	308	September 2025	6,009,203	(158,000)
TOPIX Index Futures	8	June 2025	1,490,838	42,278
Wheat (CBT) Futures	156	December 2025	4,432,350	(239,817)
WTI Crude Futures	169	August 2025	9,612,720	(1,223,213)

Sold Contracts
Bloomberg Commodity Index Futures	5,036	June 2025	50,828,348	1,995,666
LME Nickel Futures	5	May 2025	458,099	37,545
LME Primary Aluminum Futures	70	May 2025	4,177,583	164,015
LME Zinc Futures	27	May 2025	1,734,912	248,997

				$(2,135,412)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	46,679	USD	8,204	05/05/2025	$(21,466)
Bank of America NA	USD	8,246	BRL	46,679	05/05/2025	(20,851)
Bank of America NA	CHF	1,825	USD	2,212	05/09/2025	(401)
Bank of America NA	EUR	11,420	USD	12,416	05/09/2025	(523,294)
Bank of America NA	SGD	2,502	USD	1,851	05/09/2025	(64,875)
Bank of America NA	USD	1,437	CHF	1,255	05/09/2025	84,144
Bank of America NA	USD	1,091	EUR	1,000	05/09/2025	42,158
Bank of America NA	CLP	4,784,155	USD	5,121	05/15/2025	69,485
Bank of America NA	COP	1,439,700	USD	329	05/15/2025	(11,276)
Bank of America NA	PEN	6,403	USD	1,759	05/15/2025	12,806
Bank of America NA	PEN	2,132	USD	570	05/15/2025	(11,301)
Bank of America NA	GBP	7,813	USD	10,111	05/16/2025	(300,148)
Bank of America NA	INR	202,445	USD	2,332	05/22/2025	(57,454)
Bank of America NA	USD	2,554	INR	223,008	05/22/2025	79,248
Bank of America NA	TWD	65,950	USD	2,025	05/23/2025	(40,063)
Bank of America NA	USD	5,425	TWD	176,078	05/23/2025	89,138
Bank of America NA	USD	8,147	BRL	46,679	06/03/2025	17,184
Bank of America NA	CNH	19,890	USD	2,761	06/05/2025	18,842
Bank of America NA	CNH	30,451	USD	4,184	06/05/2025	(14,452)
Bank of America NA	USD	3,908	ZAR	75,357	06/05/2025	133,109
Bank of America NA	USD	3,075	NZD	5,298	06/12/2025	76,135
Bank of America NA	JPY	148,922	USD	1,066	06/25/2025	17,619
Barclays Capital, Inc.	EUR	1,509	USD	1,576	05/09/2025	(133,750)
Barclays Capital, Inc.	USD	665	EUR	584	05/09/2025	(3,021)
Barclays Capital, Inc.	COP	2,598,315	USD	606	05/15/2025	(7,741)
Barclays Capital, Inc.	USD	971	COP	4,202,061	05/15/2025	21,869

ABFunds.com	AB All Market Real Return Portfolio 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	USD	573	PEN	2,109	05/15/2025	$1,807
Barclays Capital, Inc.	GBP	583	USD	754	05/16/2025	(23,041)
Barclays Capital, Inc.	INR	280,377	USD	3,215	05/22/2025	(95,528)
Barclays Capital, Inc.	USD	8,498	INR	730,985	05/22/2025	131,887
Barclays Capital, Inc.	PLN	2,719	USD	722	05/23/2025	2,879
Barclays Capital, Inc.	TWD	24,207	USD	741	05/23/2025	(17,293)
Barclays Capital, Inc.	NZD	6,041	USD	3,580	06/12/2025	(12,768)
Barclays Capital, Inc.	MYR	19,866	USD	4,512	06/18/2025	(100,462)
Barclays Capital, Inc.	USD	1,191	CAD	1,643	06/18/2025	3,751
Barclays Capital, Inc.	USD	4,752	MYR	20,991	06/18/2025	121,231
Barclays Capital, Inc.	KRW	2,476,157	USD	1,726	07/17/2025	(20,094)
Barclays Capital, Inc.	USD	5,284	PHP	299,670	07/29/2025	78,294
Citibank NA	BRL	13,079	USD	2,310	05/05/2025	5,842
Citibank NA	USD	2,219	BRL	13,079	05/05/2025	85,949
Citibank NA	CHF	1,288	USD	1,480	05/09/2025	(81,065)
Citibank NA	USD	610	CHF	535	05/09/2025	38,558
Citibank NA	USD	4,787	EUR	4,419	05/09/2025	220,311
Citibank NA	PEN	2,827	USD	772	05/15/2025	842
Citibank NA	PEN	2,095	USD	562	05/15/2025	(9,015)
Citibank NA	USD	8,380	GBP	6,531	05/16/2025	324,612
Citibank NA	PLN	2,779	USD	711	05/23/2025	(23,522)
Citibank NA	TWD	166,397	USD	5,089	05/23/2025	(122,353)
Citibank NA	USD	3,893	TWD	126,898	05/23/2025	81,954
Citibank NA	USD	939	AUD	1,472	06/12/2025	4,037
Citibank NA	CAD	4,233	USD	3,033	06/18/2025	(45,273)
Citibank NA	USD	566	CAD	783	06/18/2025	3,412
Citibank NA	SEK	32,529	USD	3,342	06/26/2025	(34,572)
Citibank NA	USD	2,045	NOK	21,203	06/26/2025	(6,966)
Citibank NA	USD	1,114	SEK	10,848	06/26/2025	11,529
Citibank NA	KRW	1,113,207	USD	790	07/17/2025	5,400
Citibank NA	KRW	6,629,400	USD	4,656	07/17/2025	(19,076)
Citibank NA	USD	3,403	IDR	57,417,818	07/24/2025	55,222
Deutsche Bank AG	CHF	4,594	USD	5,627	05/09/2025	57,902
Deutsche Bank AG	USD	583	CHF	483	05/09/2025	2,094
Deutsche Bank AG	CLP	1,735,957	USD	1,791	05/15/2025	(42,253)
Deutsche Bank AG	COP	11,521,063	USD	2,715	05/15/2025	(7,966)
Deutsche Bank AG	USD	2,531	PEN	9,329	05/15/2025	14,074
Deutsche Bank AG	USD	344	PEN	1,256	05/15/2025	(1,699)
Deutsche Bank AG	INR	54,437	USD	631	05/22/2025	(11,522)
Deutsche Bank AG	USD	6,030	INR	521,893	05/22/2025	131,646
Deutsche Bank AG	TWD	157,996	USD	4,849	05/23/2025	(99,807)
Deutsche Bank AG	USD	1,716	TWD	55,820	05/23/2025	32,629
Deutsche Bank AG	CNH	19,680	USD	2,724	06/05/2025	10,333
Deutsche Bank AG	CNH	5,146	USD	706	06/05/2025	(3,344)
Deutsche Bank AG	USD	2,043	CNH	14,682	06/05/2025	(18,629)
Deutsche Bank AG	NZD	9,584	USD	5,754	06/12/2025	53,261
Deutsche Bank AG	NZD	2,219	USD	1,302	06/12/2025	(17,348)
Deutsche Bank AG	USD	1,370	AUD	2,214	06/12/2025	48,393
Deutsche Bank AG	USD	3,160	NZD	5,661	06/12/2025	206,771
Deutsche Bank AG	USD	903	NZD	1,514	06/12/2025	(2,625)
Deutsche Bank AG	USD	4,575	CAD	6,303	06/18/2025	8,590
Deutsche Bank AG	JPY	141,361	USD	1,012	06/25/2025	17,131

14 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	BRL	7,165	USD	1,266	05/05/2025	$3,200
Goldman Sachs Bank USA	BRL	2,013	USD	343	05/05/2025	(11,500)
Goldman Sachs Bank USA	USD	1,628	BRL	9,178	05/05/2025	(10,685)
Goldman Sachs Bank USA	CHF	3,924	USD	4,577	05/09/2025	(179,855)
Goldman Sachs Bank USA	USD	3,264	EUR	2,983	05/09/2025	115,868
Goldman Sachs Bank USA	USD	723	EUR	636	05/09/2025	(1,920)
Goldman Sachs Bank USA	USD	1,585	SGD	2,110	05/09/2025	30,878
Goldman Sachs Bank USA	CLP	2,869,192	USD	3,076	05/15/2025	46,381
Goldman Sachs Bank USA	PEN	11,202	USD	3,064	05/15/2025	10,447
Goldman Sachs Bank USA	GBP	794	USD	1,027	05/16/2025	(31,285)
Goldman Sachs Bank USA	USD	554	GBP	428	05/16/2025	16,770
Goldman Sachs Bank USA	PLN	3,384	USD	896	05/23/2025	1,536
Goldman Sachs Bank USA	USD	2,967	HUF	1,103,692	05/23/2025	122,088
Goldman Sachs Bank USA	USD	590	ZAR	11,147	06/05/2025	7,693
Goldman Sachs Bank USA	USD	1,228	AUD	1,926	06/12/2025	6,660
Goldman Sachs Bank USA	USD	582	MXN	11,419	06/13/2025	(3,067)
Goldman Sachs Bank USA	USD	567	SEK	5,531	06/26/2025	7,337
HSBC Bank USA	EUR	760	USD	855	05/09/2025	(5,880)
JPMorgan Chase Bank	CHF	468	USD	523	05/09/2025	(44,415)
JPMorgan Chase Bank	EUR	1,645	USD	1,767	05/09/2025	(97,031)
JPMorgan Chase Bank	USD	7,004	EUR	6,304	05/09/2025	139,325
JPMorgan Chase Bank	USD	3,110	EUR	2,738	05/09/2025	(7,738)
JPMorgan Chase Bank	USD	722	COP	2,975,158	05/15/2025	(18,928)
JPMorgan Chase Bank	GBP	3,695	USD	4,847	05/16/2025	(78,174)
JPMorgan Chase Bank	USD	1,611	GBP	1,244	05/16/2025	46,926
JPMorgan Chase Bank	USD	1,036	GBP	776	05/16/2025	(1,573)
JPMorgan Chase Bank	HUF	454,739	USD	1,263	05/23/2025	(9,237)
JPMorgan Chase Bank	PLN	7,973	USD	2,113	05/23/2025	5,226
JPMorgan Chase Bank	PLN	6,975	USD	1,840	05/23/2025	(4,737)
JPMorgan Chase Bank	TWD	54,215	USD	1,674	05/23/2025	(24,231)
JPMorgan Chase Bank	USD	1,504	TWD	48,368	05/23/2025	10,985
JPMorgan Chase Bank	CNH	22,361	USD	3,102	06/05/2025	19,109
JPMorgan Chase Bank	AUD	6,424	USD	3,877	06/12/2025	(239,808)
JPMorgan Chase Bank	NZD	2,946	USD	1,743	06/12/2025	(9,461)
JPMorgan Chase Bank	USD	1,922	MXN	37,868	06/13/2025	(1,230)
JPMorgan Chase Bank	USD	1,334	CAD	1,847	06/18/2025	9,063
JPMorgan Chase Bank	DKK	8,244	USD	1,261	06/26/2025	4,868
JPMorgan Chase Bank	USD	2,270	KRW	3,215,051	07/17/2025	(3,152)
JPMorgan Chase Bank	USD	1,710	IDR	28,828,572	07/24/2025	26,003
Morgan Stanley & Co., Inc.	EUR	12,863	USD	13,556	05/09/2025	(1,019,107)
Morgan Stanley Capital Services, Inc.	BRL	28,448	USD	5,025	05/05/2025	12,707
Morgan Stanley Capital Services, Inc.	USD	4,906	BRL	28,448	05/05/2025	107,100
Morgan Stanley Capital Services, Inc.	EUR	1,688	USD	1,779	05/09/2025	(133,736)
Morgan Stanley Capital Services, Inc.	USD	5,994	CHF	5,089	05/09/2025	175,294
Morgan Stanley Capital Services, Inc.	USD	7,428	EUR	7,021	05/09/2025	527,430
Morgan Stanley Capital Services, Inc.	COP	4,006,994	USD	935	05/15/2025	(11,859)

ABFunds.com	AB All Market Real Return Portfolio 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	1,841	CLP	1,727,137	05/15/2025	$(16,942)
Morgan Stanley Capital Services, Inc.	USD	747	COP	3,119,240	05/15/2025	(10,097)
Morgan Stanley Capital Services, Inc.	USD	2,170	INR	186,911	05/22/2025	36,396
Morgan Stanley Capital Services, Inc.	USD	2,190	PLN	8,513	05/23/2025	61,246
Morgan Stanley Capital Services, Inc.	ZAR	30,156	USD	1,541	06/05/2025	(75,991)
Morgan Stanley Capital Services, Inc.	USD	2,517	MYR	11,129	06/18/2025	66,910
Morgan Stanley Capital Services, Inc.	JPY	457,864	USD	3,204	06/25/2025	(17,904)
Morgan Stanley Capital Services, Inc.	NOK	45,774	USD	4,317	06/26/2025	(82,696)
NatWest Markets PLC	USD	1,417	EUR	1,312	05/09/2025	69,656
Standard Chartered Bank	PHP	129,401	USD	2,278	07/29/2025	(37,495)
State Street Bank & Trust Co.	CHF	1,270	USD	1,433	05/09/2025	(106,316)
State Street Bank & Trust Co.	EUR	415	USD	434	05/09/2025	(36,164)
State Street Bank & Trust Co.	USD	292	CHF	259	05/09/2025	21,606
State Street Bank & Trust Co.	USD	1,584	EUR	1,454	05/09/2025	63,811
State Street Bank & Trust Co.	THB	15,915	USD	481	05/15/2025	4,360
State Street Bank & Trust Co.	THB	160,486	USD	4,773	05/15/2025	(34,857)
State Street Bank & Trust Co.	USD	3,400	THB	114,639	05/15/2025	33,354
State Street Bank & Trust Co.	GBP	779	USD	1,006	05/16/2025	(32,580)
State Street Bank & Trust Co.	USD	483	GBP	369	05/16/2025	8,775
State Street Bank & Trust Co.	CZK	8,425	USD	374	05/23/2025	(8,780)
State Street Bank & Trust Co.	HUF	119,855	USD	331	05/23/2025	(4,603)
State Street Bank & Trust Co.	PLN	3,126	USD	823	05/23/2025	(3,219)
State Street Bank & Trust Co.	CNH	6,209	USD	862	06/05/2025	5,739
State Street Bank & Trust Co.	USD	462	ZAR	8,628	06/05/2025	925
State Street Bank & Trust Co.	AUD	535	USD	337	06/12/2025	(6,128)
State Street Bank & Trust Co.	NZD	1,704	USD	963	06/12/2025	(50,616)
State Street Bank & Trust Co.	USD	550	NZD	981	06/12/2025	33,833
State Street Bank & Trust Co.	USD	432	MXN	8,517	06/13/2025	(130)
State Street Bank & Trust Co.	CAD	800	USD	566	06/18/2025	(15,823)
State Street Bank & Trust Co.	USD	363	CAD	503	06/18/2025	2,338
State Street Bank & Trust Co.	JPY	61,721	USD	435	06/25/2025	1,102
State Street Bank & Trust Co.	NOK	857	USD	81	06/26/2025	(1,463)
State Street Bank & Trust Co.	USD	721	SEK	6,951	06/26/2025	89
State Street Bank & Trust Co.	USD	348	SEK	3,354	06/26/2025	(369)
State Street Bank & Trust Co.	USD	815	HKD	6,310	07/11/2025	(412)
UBS	CHF	1,108	USD	1,367	05/09/2025	23,676
UBS	CHF	3,530	USD	4,138	05/09/2025	(141,019)
UBS	USD	13,991	EUR	12,863	05/09/2025	584,144
UBS	USD	5,472	EUR	4,805	05/09/2025	(26,968)
UBS	USD	1,598	COP	6,635,705	05/15/2025	(29,672)
UBS	USD	1,516	GBP	1,187	05/16/2025	65,821
UBS	USD	984	INR	84,095	05/22/2025	8,625
UBS	CZK	49,311	USD	2,244	05/23/2025	4,558
UBS	CZK	93,882	USD	4,079	05/23/2025	(184,783)

16 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	TWD	112,973	USD	3,448	05/23/2025	$(91,437)
UBS	USD	1,349	CZK	29,628	05/23/2025	(3,874)
UBS	USD	2,452	HUF	883,899	05/23/2025	21,474
UBS	CNH	100,011	USD	13,876	06/05/2025	87,333
UBS	ZAR	23,796	USD	1,235	06/05/2025	(40,772)
UBS	AUD	3,372	USD	2,034	06/12/2025	(126,905)
UBS	NZD	1,243	USD	694	06/12/2025	(45,642)
UBS	USD	10,959	AUD	18,034	06/12/2025	598,055
UBS	MXN	14,681	USD	707	06/13/2025	(37,466)
UBS	USD	1,211	NOK	12,616	06/26/2025	1,255
UBS	KRW	2,358,627	USD	1,654	07/17/2025	(9,354)
UBS	USD	1,344	IDR	22,697,426	07/24/2025	23,199

						$447,852

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund		Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	42,000	11/14/2026	CPI	#	2.630%		Maturity	$(441,344)	$	– 0	–	$(441,344)
USD	42,000	11/14/2034	2.584%		CPI	#	Maturity	(478,898)		– 0	–	(478,898)

								$(920,242)	$	– 0	–	$(920,242)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI	#	Maturity	$2,872,607	$	– 0	–	$2,872,607
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI	#	Maturity	(156,748)		– 0	–	(156,748)

								$2,715,859	$	– 0	–	$2,715,859

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

ABFunds.com	AB All Market Real Return Portfolio 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
MLABGLIN(1)	SOFR plus 0.47%	Quarterly	USD	29,787	04/15/2026	$737,356
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	15,022	06/16/2025	(730,365)
Bloomberg Commodity Index	0.00%	Maturity	USD	23,206	06/16/2025	(1,128,266)
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.70%	Quarterly	USD	28,308	10/15/2025	91,678
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.70%	Quarterly	USD	15,375	10/15/2025	49,793
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.69%	Quarterly	USD	6,371	10/15/2025	(217,683)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.71%	Quarterly	USD	10,846	10/15/2025	(370,524)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.85%	Quarterly	USD	14,451	01/15/2026	(492,793)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.51%	Quarterly	USD	15,957	01/15/2026	(546,462)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.85%	Quarterly	USD	25,291	01/15/2026	(862,439)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.40%	Quarterly	USD	16,323	04/15/2026	(563,897)

						$(4,033,602)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC	09/28/2021 - 01/11/2022	$3,987,579	$	– 0	–	0.00%
LUKOIL PJSC	01/07/2021 - 01/11/2022	1,631,127		– 0	–	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the market value of this security amounted to $108,060 or 0.0% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	Affiliated investments.

18 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Right

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1)	The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of April 30, 2025.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Enbridge, Inc.	47,577	USD	2,220,566	7.5%
National Grid PLC	1,032		1,493,134	5.0%
American Tower Corp.	6,570		1,480,940	5.0%
Vinci SA	10,539		1,468,721	4.9%
TC Energy Corp.	21,978		1,108,216	3.7%
Williams Cos., Inc. (The)	18,797		1,100,912	3.7%
ONEOK, Inc.	11,810		970,299	3.3%
Energy Transfer LP	55,937		925,196	3.1%
Kinder Morgan, Inc.	30,946		813,884	2.7%
Cheniere Energy, Inc.	3,463		800,330	2.7%
Enterprise Products Partners LP	25,243		754,762	2.5%
Sempra	9,460		702,557	2.4%

ABFunds.com	AB All Market Real Return Portfolio 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Current Notional		Percent of Basket’s Value
Exelon Corp.	14,647	USD	686,936	2.3%
Targa Resources Corp.	3,979		680,074	2.3%
Transurban Group	69,761		629,820	2.1%
Crown Castle, Inc.	5,941		628,312	2.1%
PG&E Corp.	33,162		547,829	1.8%
Consolidated Edison, Inc.	4,836		545,238	1.8%
Ferrovial SE	11,149		543,451	1.8%
Fortis, Inc./Canada	10,966		541,985	1.8%
Pembina Pipeline Corp.	14,094		537,728	1.8%
Cellnex Telecom SA	12,935		524,063	1.8%
American Water Works Co., Inc.	2,807		412,689	1.4%
Aena SME SA	1,611		405,521	1.4%
Atmos Energy Corp.	2,280		366,290	1.2%
SBA Communications Corp.	1,483		360,897	1.2%
Eversource Energy	6,042		359,394	1.2%
CenterPoint Energy, Inc.	8,961		347,513	1.2%
Edison International	6,162		329,705	1.1%
MPLX LP	6,253		318,454	1.1%
NiSource, Inc.	7,578		296,359	1.0%
Terna – Rete Elettrica Naziona	29,401		293,040	1.0%
Tokyo Gas Co., Ltd.	7,788		258,958	0.9%
Hydro One Ltd.	6,561		251,939	0.8%
Snam SpA	41,193		236,937	0.8%
United Utilities Group PLC	140		210,719	0.7%
Severn Trent PLC	56		208,680	0.7%
Hong Kong & China Gas Co., Ltd.	226,624		204,276	0.7%
Grupo Aeroportuario del Pacifico SAB de CV	951		195,450	0.7%
Auckland International Airport Ltd.	42,996		191,880	0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,177		186,568	0.6%
Redeia Corporacion SA	8,600		180,852	0.6%
Brookfield Infrastructure Partners Corp.	5,730		171,944	0.6%
China Tower Corp., Ltd.	113,562		164,601	0.6%
Keyera Corp.	5,145		159,618	0.5%
Essential Utilities, Inc.	3,620		148,875	0.5%
Plains All American Pipeline LP	8,414		146,914	0.5%
DT Midstream, Inc.	1,504		146,223	0.5%
APA Group	26,490		139,324	0.5%
South Bow Corp.	5,368		132,334	0.4%
Other Long	737,125		3,273,998	10.9%

See notes to consolidated financial statements.

20 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

April 30, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $458,756,656)	$502,010,184	(a)
Affiliated issuers (cost $134,098,496—including investment of cash collateral for securities loaned of $1,290,368)	134,098,496
Cash	250,735
Cash collateral due from broker	22,035,828
Foreign currencies, at value (cost $1,835,780)	1,810,483
Unrealized appreciation on forward currency exchange contracts	5,703,252
Unrealized appreciation on inflation swaps	2,872,607
Unaffiliated dividends receivable	1,155,936
Unrealized appreciation on total return swaps	878,827
Affiliated dividends receivable	410,640
Receivable for capital stock sold	78,644
Receivable for variation margin on centrally cleared swaps	50,465
Receivable due from Adviser	22,415
Receivable for investment securities sold and foreign currency transactions	525

Total assets	671,379,037

Liabilities
Payable for investment securities purchased and foreign currency transactions	6,727,772
Unrealized depreciation on forward currency exchange contracts	5,255,400
Unrealized depreciation on total return swaps	4,912,429
Cash collateral due to broker	2,610,000
Payable for variation margin on futures	1,913,078
Payable for collateral received on securities loaned	1,290,368
Advisory fee payable	390,607
Payable for capital stock redeemed	279,970
Unrealized depreciation on inflation swaps	156,748
Distribution fee payable	108,387
Administrative fee payable	24,689
Transfer Agent fee payable	11,440
Directors’ fees payable	4,400
Accrued expenses	383,234

Total liabilities	24,068,522

Net Assets	$647,310,515

Composition of Net Assets
Capital stock, at par	$71,724
Additional paid-in capital	799,677,640
Accumulated loss	(152,438,849)

Net Assets	$647,310,515

(a)	Includes securities on loan with a value of $7,471,421 (see Note E).

See notes to consolidated financial statements.

ABFunds.com	AB All Market Real Return Portfolio 21

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,820,738	304,507	$9.26	*

C	$40,331	4,200	$9.60

Advisor	$11,198,106	1,214,555	$9.22

1	$535,923,039	59,501,663	$9.01

Z	$97,328,301	10,699,567	$9.10

*	The maximum offering price per share for Class A shares was $9.67 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

22 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended April 30, 2025 (unaudited)

Investment Income
Dividends
Affiliated issuers	$3,170,038
Unaffiliated issuers (net of foreign taxes withheld of $291,601)	7,228,615
Interest	490,960
Securities lending income, net	53,986	$10,943,599

Expenses
Advisory fee (see Note B)	2,493,468
Distribution fee—Class A	3,668
Distribution fee—Class C	216
Distribution fee—Class 1	675,207
Transfer agency—Class A	1,380
Transfer agency—Class C	27
Transfer agency—Advisor Class	5,377
Transfer agency—Class 1	48,948
Transfer agency—Class Z	15,038
Custody and accounting	130,193
Registration fees	65,504
Audit and tax	58,715
Administrative	46,810
Legal	23,937
Printing	18,485
Directors’ fees	14,809
Miscellaneous	41,345

Total expenses	3,643,127
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(143,548)

Net expenses		3,499,579

Net investment income		7,444,020

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		6,113,300
Forward currency exchange contracts		1,007,829
Futures		10,723,115
Swaps		13,293,027
Foreign currency transactions		68,649
Net change in unrealized appreciation (depreciation) of:
Investments		(20,581,494)
Forward currency exchange contracts		(710,025)
Futures		(1,556,687)
Swaps		(10,099,109)
Foreign currency denominated assets and liabilities		63,232

Net loss on investment and foreign currency transactions		(1,678,163)

Contributions from Affiliates (see Note B)		12,397

Net Increase in Net Assets from Operations		$5,778,254

See notes to consolidated financial statements.

ABFunds.com	AB All Market Real Return Portfolio 23

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,444,020		$17,654,767
Net realized gain on investment and foreign currency transactions	31,205,920		20,879,532
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(32,884,083)		78,805,021
Contributions from Affiliates (see Note B)	12,397		1,183

Net increase in net assets from operations	5,778,254		117,340,503
Distributions to Shareholders
Class A	(65,072)		(107,810)
Class C	– 0	–	(7,769)
Advisor Class	(276,887)		(891,686)
Class R	– 0	–	(2,408)
Class K	– 0	–	(25,534)
Class I	– 0	–	(348,776)
Class 1	(12,556,163)		(22,465,107)
Class Z	(3,078,460)		(7,372,835)
Capital Stock Transactions
Net decrease	(38,438,420)		(172,410,180)

Total decrease	(48,636,748)		(86,291,602)
Net Assets
Beginning of period	695,947,263		782,238,865

End of period	$647,310,515		$695,947,263

See notes to consolidated financial statements.

24 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All Market Real Return Portfolio (the “Fund”), a diversified portfolio. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of April 30, 2025, consolidated net assets of the Fund were $647,310,515, of which $114,761,909, or 18%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class, Class 1 and Class Z shares. Class B, Class R, Class K, Class I, Class 2 and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class I shares of the Fund were liquidated. Effective December 1, 2023, Class 2 shares of the Fund were liquidated. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I, and Class 2 shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Real Estate	$185,348,998		$95,206,604		$1,487,884		$282,043,486
Information Technology	29,257,528		2,870,534		– 0	–	32,128,062
Energy	17,761,812		14,002,418		0	(a)	31,764,230
Financials	12,086,409		11,944,475		– 0	–	24,030,884
Materials	8,982,169		14,029,954		0	(a)	23,012,123
Industrials	14,920,372		6,910,619		– 0	–	21,830,991
Health Care	15,313,791		2,384,913		– 0	–	17,698,704
Consumer Discretionary	11,783,532		5,072,089		– 0	–	16,855,621
Utilities	5,855,733		5,817,387		– 0	–	11,673,120
Communication Services	8,876,915		1,252,450		– 0	–	10,129,365
Consumer Staples	2,756,405		4,352,830		– 0	–	7,109,235
Investment Companies	23,731,027		– 0	–	– 0	–	23,731,027
Rights	– 0	–	– 0	–	3,336		3,336
Warrants	– 0	–	– 0	–	0	(a)	– 0	–
Short-Term Investments	132,808,128		– 0	–	– 0	–	132,808,128
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,290,368		– 0	–	– 0	–	1,290,368

Total Investments in Securities	470,773,187		163,844,273		1,491,220	(a)	636,108,680
Other Financial Instruments(b):
Assets:
Futures	8,745,851		– 0	–	– 0	–	8,745,851	(c)
Forward Currency Exchange Contracts	– 0	–	5,703,252		– 0	–	5,703,252
Inflation (CPI) Swaps	– 0	–	2,872,607		– 0	–	2,872,607
Total Return Swaps	– 0	–	878,827		– 0	–	878,827
Liabilities:
Futures	(10,881,263)		– 0	–	– 0	–	(10,881,263	)(c)
Forward Currency Exchange Contracts	– 0	–	(5,255,400)		– 0	–	(5,255,400)
Centrally Cleared Inflation (CPI) Swaps	– 0	–	(920,242)		– 0	–	(920,242	)(c)
Inflation (CPI) Swaps	– 0	–	(156,748)		– 0	–	(156,748)
Total Return Swaps	– 0	–	(4,912,429)		– 0	–	(4,912,429)

Total	$468,637,775		$162,054,140		$1,491,220	(a)	$632,183,135

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or

30 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The Adviser agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual Funds in which the Fund may invest) on an annual basis (the “Expense Caps”) to 1.30%, 2.05%, 1.05%, 1.30% and 1.05%, of daily average net assets for Class A, Class C, Advisor Class, Class 1 and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2026. For the six months ended April 30, 2025, such reimbursement amounted to $ – 0 –.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2025, the reimbursement for such services amounted to $46,810.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $42,830 for the six months ended April 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $42 from the sale of Class A shares and received $ – 0 – and $2 in contingent deferred sales

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2025, such waiver amounted to $141,392.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$166,038	$197,548	$230,778	$132,808	$3,170
AB Government Money Market Portfolio*	4,823	28,893	32,426	1,290	13

Total				$134,098	$3,183

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended April 30, 2025 and the year ended October 31, 2024, the Adviser reimbursed the Fund $12,397 and $1,183, respectively, for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”) at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, .25% of the Fund’s average daily net assets attributable to Class K shares and .25% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Advisor Class, Class I, Class 2 and Class Z shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $160,814, $17,207, $19,724 and $1,960,000 for Class C, Class R, Class K and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$282,107,040		$275,717,695
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$81,256,773
Gross unrealized depreciation	(41,928,790)

Net unrealized appreciation	$39,327,983

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2025, the Fund held futures for hedging and non-hedging purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2025, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2025, the Fund held total return swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable for variation margin on futures	$653,022	*	Payable for variation margin on futures	$404,307	*

Commodity contracts	Receivable for variation margin on futures	8,092,829	*	Payable for variation margin on futures	10,476,956	*

Interest rate contracts				Payable for variation margin on centrally cleared swaps	920,242	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	5,703,252		Unrealized depreciation on forward currency exchange contracts	5,255,400

Interest rate contracts	Unrealized appreciation on inflation swaps	2,872,607		Unrealized depreciation on inflation swaps	156,748

Commodity contracts				Unrealized depreciation on total return swaps	1,858,631

Equity contracts	Unrealized appreciation on total return swaps	878,827		Unrealized depreciation on total return swaps	3,053,798

Total		$18,200,537			$22,126,082

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

ABFunds.com	AB All Market Real Return Portfolio 39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$138,490		$1,080,898

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	10,584,625		(2,637,585)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	1,007,829		(710,025)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	– 0	–	(1,988,827)

Commodity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	3,258,152		(2,430,831)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	10,034,875		(5,679,451)

Total		$25,023,971		$(12,365,821)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2025:

Futures:
Average notional amount of buy contracts	$260,185,444
Average notional amount of sale contracts	$51,899,779

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$287,157,012
Average principal amount of sale contracts	$316,861,721

Inflation Swaps:
Average notional amount	$157,170,000

Centrally Cleared Inflation Swaps:
Average notional amount	$84,000,000

Total Return Swaps:
Average notional amount	$185,081,916

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB All Market Real Return Portfolio

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America NA	$1,377,224	$(1,065,581)	$	– 0	–	$(311,643)	$	– 0	–
Barclays Capital, Inc.	361,718	(361,718)	– 0	–	– 0	–	– 0	–
Citibank NA	837,668	(341,842)	– 0	–	– 0	–	495,826
Deutsche Bank AG	582,824	(205,193)	– 0	–	– 0	–	377,631
Goldman Sachs Bank USA/Goldman Sachs International	3,241,465	(395,060)	(2,610,000)	– 0	–	236,405
JPMorgan Chase Bank	261,505	(261,505)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	987,083	(349,225)	– 0	–	– 0	–	637,858
NatWest Markets PLC	69,656	– 0	–	– 0	–	– 0	–	69,656
State Street Bank & Trust Co.	175,932	(175,932)	– 0	–	– 0	–	– 0	–
UBS/UBS AG	888,134	(888,134)	– 0	–	– 0	–	– 0	–

Total	$8,783,209	$(4,044,190)	$(2,610,000)	$(311,643)	$1,817,376	^

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$1,065,581	$(1,065,581)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Capital, Inc.	413,698	(361,718)			– 0	–		– 0	–		51,980
Citibank NA	341,842	(341,842)			– 0	–		– 0	–		– 0	–
Deutsche Bank AG	205,193	(205,193)			– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	395,060	(395,060)			– 0	–		– 0	–		– 0	–
HSBC Bank USA	5,880	– 0	–		– 0	–		– 0	–		5,880
JPMorgan Chase Bank	539,715	(261,505)			(278,210)			– 0	–		– 0	–
Morgan Stanley Capital Services, Inc.	349,225	(349,225)			– 0	–		– 0	–		– 0	–
Standard Chartered Bank	37,495	– 0	–		– 0	–		– 0	–		37,495
State Street Bank & Trust Co.	301,460	(175,932)			– 0	–		– 0	–		125,528
UBS/UBS AG	3,791,690	(888,134)			(1,700,000)			– 0	–		1,203,556

Total	$7,446,839	$(4,044,190)			$(1,978,210)		$	– 0	–		$1,424,439	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AllianceBernstein Cayman Inflation Strategy, Ltd.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
UBS	$671,477	$	– 0	–	$	– 0	–	$	– 0	–	$671,477

Total	$671,477	$	– 0	–	$	– 0	–	$	– 0	–	$671,477	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Morgan Stanley & Co., Inc.	$1,019,107	$	– 0	–	$	– 0	–	$	– 0	–	$1,019,107
Citibank NA	1,858,631		– 0	–		(1,858,631)			– 0	–	– 0	–

Total	$2,877,738	$	– 0	–		$(1,858,631)		$	– 0	–	$1,019,107	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended April 30, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$7,471,421	$1,290,368	$6,966,521	$40,507	$13,479	$2,156

*	As of April 30, 2025.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024

Class A
Shares sold	25,307	12,451	$237,215	$111,857

Shares issued in reinvestment of dividends	6,288	11,479	58,666	97,344

Shares converted from Class C	5	22,537	44	200,236

Shares redeemed	(63,516)	(380,798)	(582,810)	(3,340,741)

Net decrease	(31,916)	(334,331)	$(286,885)	$(2,931,304)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)			Year Ended October 31, 2024

Class C
Shares sold	45		85		$430		$780

Shares issued in reinvestment of dividends	– 0	–	694		– 0	–	6,047

Shares converted to Class A	(5)		(22,032)		(44)		(200,236)

Shares redeemed	(1,552)		(10,066)		(14,919)		(90,724)

Net decrease	(1,512)		(31,319)		$(14,533)		$(284,133)

Advisor Class
Shares sold	56,817		307,241		$523,441		$2,699,889

Shares issued in reinvestment of dividends	21,542		90,701		199,913		764,605

Shares redeemed	(133,305)		(1,770,041)		(1,231,711)		(15,706,280)

Net decrease	(54,946)		(1,372,099)		$(508,357)		$(12,241,786)

Class R
Shares sold	– 0	–	375	$	– 0	–	$3,286

Shares issued in reinvestment of dividends and distributions	– 0	–	283		– 0	–	2,408

Shares redeemed	– 0	–	(8,875)		– 0	–	(80,667)

Net increase (decrease)	– 0	–	(8,217)	$	– 0	–	$(74,973)

Class K
Shares sold	– 0	–	5,871	$	– 0	–	$50,243

Shares issued in reinvestment of dividends	– 0	–	3,058		– 0	–	25,533

Shares redeemed	– 0	–	(93,033)		– 0	–	(815,671)

Net increase (decrease)	– 0	–	(84,104)	$	– 0	–	$(739,895)

Class I
Shares sold	– 0	–	44,013	$	– 0	–	$376,472

Shares issued in reinvestment of dividends	– 0	–	41,920		– 0	–	348,776

Shares redeemed	– 0	–	(1,136,558)		– 0	–	(9,842,986)

Net increase (decrease)	– 0	–	(1,050,625)	$	– 0	–	$(9,117,738)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)			Year Ended October 31, 2024

Class 1
Shares sold	3,354,349		7,146,929		$30,166,951		$60,977,115

Shares issued in reinvestment of dividends	1,010,890		2,043,896		9,168,771		16,862,141

Shares redeemed	(5,893,770)		(18,045,840)		(53,184,551)		(156,154,394)

Net decrease	(1,528,531)		(8,855,015)		$(13,848,829)		$(78,315,138)

Class 2
Shares redeemed	– 0	–	(1,000)		– 0	–	(8,911)

Net increase (decrease)	– 0	–	(1,000)	$	– 0	–	$(8,911)

Class Z
Shares sold	1		99		$10		$849

Shares issued in reinvestment of dividends	336,444		885,094		3,078,459		7,372,835

Shares redeemed	(2,917,550)		(8,894,321)		(26,858,285)		(76,069,986)

Net decrease	(2,581,105)		(8,009,128)		$(23,779,816)		$(68,696,302)

At April 30, 2025, certain AB mutual funds owned approximately 15% of the Fund’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Fund’s performance.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) terrorism, war, tariffs and trade disputes and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Real Estate Risk—The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies in which the Fund invests (to the extent these expenses are not waived or reimbursed by the Adviser).

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are

48 AB All Market Real Return Portfolio	ABFunds.com

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2025.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$31,221,925	$81,468,768

Total distributions paid	$31,221,925	$81,468,768

ABFunds.com	AB All Market Real Return Portfolio 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,198,405
Accumulated capital and other losses	(39,375,057	)(a)
Unrealized appreciation (depreciation)	(278,314,807	)(b)

Total accumulated earnings (deficit)	$(304,491,459)

(a)

As of October 31, 2024, the Fund had a net capital loss carryforward of $39,375,057. During the fiscal year, the Fund utilized $10,961,637 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $29,803,785 and a net long-term capital loss carryforward of $9,571,272, which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

50 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.39	$ 8.34	$ 9.14	$ 10.81	$ 7.65	$ 8.66

Income From Investment Operations

Net investment income(a)(b)	.10	.20	.20	.14	.27	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)	1.14	(.29)	(.86)	3.14	(.96)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.07	1.34	(.09)	(.72)	3.41	(.87)

Less: Dividends

Dividends from net investment income	(.20)	(.29)	(.71)	(.95)	(.25)	(.14)

Net asset value, end of period	$ 9.26	$ 9.39	$ 8.34	$ 9.14	$ 10.81	$ 7.65

Total Return

Total investment return based on net asset value(d)*	.72%	16.46%	(1.37)%	(7.01)%	45.48	%+	(10.11)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,821	$3,160	$5,592	$6,690	$5,306	$6,926

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.17	%^	1.17%	1.18%	1.16%	1.29%	1.29%

Expenses, before waivers/reimbursements(e)(f)‡	1.21	%^	1.21%	1.21%	1.18%	1.39%	1.40%

Net investment income(b)	2.13	%^	2.20%	2.29%	1.46%	2.86%	1.10%

Portfolio turnover rate	54%	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 56.

ABFunds.com	AB All Market Real Return Portfolio 51

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.57	$ 8.48	$ 9.31	$ 10.86	$ 7.66	$ 8.63

Income From Investment Operations

Net investment income (loss)(a)(b)	.06	.13	.14	.07	(.49)	.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)	1.18	(.30)	(.89)	3.86	(.95)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.03	1.31	(.16)	(.82)	3.37	(.92)

Less: Dividends

Dividends from net investment income	– 0	–	(.22)	(.67)	(.73)	(.17)	(.05)

Net asset value, end of period	$ 9.60	$ 9.57	$ 8.48	$ 9.31	$ 10.86	$ 7.66

Total Return

Total investment return based on net asset value(d)*	.31%	15.66%	(2.15)%	(7.71)%	44.41%	(10.74	)%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40	$55	$314	$574	$199	$508

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.96	%^	1.95%	1.93%	1.94%	2.04%	2.04%

Expenses, before waivers/reimbursements(e)(f)‡	2.00	%^	1.99%	1.97%	1.96%	2.19%	2.15%

Net investment income (loss)(b)	1.32	%^	1.48%	1.54%	.72%	(5.20)%	.34%

Portfolio turnover rate	54%	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 56.

52 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.36	$ 8.33	$ 9.14	$ 10.79	$ 7.63	$ 8.63

Income From Investment Operations

Net investment income(a)(b)	.11	.22	.22	.17	.16	.11

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)	1.15	(.30)	(.87)	3.27	(.95)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.08	1.37	(.08)	(.70)	3.43	(.84)

Less: Dividends

Dividends from net investment income	(.22)	(.34)	(.73)	(.95)	(.27)	(.16)

Net asset value, end of period	$ 9.22	$ 9.36	$ 8.33	$ 9.14	$ 10.79	$ 7.63

Total Return

Total investment return based on net asset value(d)*	.85%	16.91%	(1.25)%	(6.64)%	45.82	%+	(9.79)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,199	$11,879	$22,010	$31,703	$18,096	$11,761

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.92	%^	.93%	.93%	.91%	1.04%	1.04%

Expenses, before waivers/reimbursements(e)(f)‡	.96	%^	.97%	.96%	.93%	1.17%	1.14%

Net investment income(b)	2.38	%^	2.45%	2.53%	1.75%	1.60%	1.33%

Portfolio turnover rate	54%	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 56.

ABFunds.com	AB All Market Real Return Portfolio 53

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.14	$ 8.15	$ 8.95	$ 10.61	$ 7.52	$ 8.51

Income From Investment Operations

Net investment income(a)(b)	.10	.20	.20	.15	.13	.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)	1.12	(.29)	(.85)	3.23	(.93)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.08	1.32	(.09)	(.70)	3.36	(.83)

Less: Dividends

Dividends from net investment income	(.21)	(.33)	(.71)	(.96)	(.27)	(.16)

Net asset value, end of period	$ 9.01	$ 9.14	$ 8.15	$ 8.95	$ 10.61	$ 7.52

Total Return

Total investment return based on net asset value(d)*	.85%	16.61%	(1.36)%	(6.85)%	45.63%	(9.94)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$535,923	$558,067	$569,541	$638,229	$678,946	$470,635

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.10	%^	1.08%	1.09%	1.08%	1.08%	1.10%

Expenses, before waivers/reimbursements(e)(f)‡	1.14	%^	1.12%	1.12%	1.10%	1.10%	1.11%

Net investment income(b)	2.21	%^	2.26%	2.38%	1.50%	1.33%	1.26%

Portfolio turnover rate	54%	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 56.

54 AB All Market Real Return Portfolio	ABFunds.com

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 9.25	$ 8.24	$ 9.04	$ 10.70	$ 7.58	$ 8.58

Income From Investment Operations

Net investment income(a)(b)	.11	.22	.23	.17	.14	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.03)	1.14	(.29)	(.85)	3.27	(.94)

Contributions from Affiliates	.00	(c)	.00	(c)	– 0	–	.00	(c)	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.08	1.36	(.06)	(.68)	3.41	(.82)

Less: Dividends

Dividends from net investment income	(.23)	(.35)	(.74)	(.98)	(.29)	(.18)

Net asset value, end of period	$ 9.10	$ 9.25	$ 8.24	$ 9.04	$ 10.70	$ 7.58

Total Return

Total investment return based on net asset value(d)*	.87%	16.96%	(1.08)%	(6.64)%	46.17%	(9.75)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$97,328	$122,786	$175,368	$324,086	$601,545	$415,967

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	.85	%^	.84%	.85%	.83%	.84%	.85%

Expenses, before waivers/reimbursements(e)(f)‡	.90	%^	.88%	.88%	.85%	.85%	.86%

Net investment income(b)	2.39	%^	2.54%	2.66%	1.76%	1.44%	1.51%

Portfolio turnover rate	54%	90%	69%	79%	65%	88%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.06%	.03%	.03%	.04%

See footnote summary on page 56.

ABFunds.com	AB All Market Real Return Portfolio 55

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2025 and the years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, such waiver amounted to .04% (annualized), .04%, .03%, .02%, .01% and .01%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	1.17	%^	1.17%	1.18%	1.16%	1.29%	1.29%
Before waivers/reimbursements	1.21	%^	1.21%	1.21%	1.18%	1.39%	1.40%

Class C
Net of waivers/reimbursements	1.96	%^	1.95%	1.93%	1.94%	2.04%	2.04%
Before waivers/reimbursements	2.00	%^	1.99%	1.97%	1.96%	2.19%	2.15%

Advisor Class
Net of waivers/reimbursements	.92	%^	.93%	.93%	.91%	1.04%	1.04%
Before waivers/reimbursements	.96	%^	.97%	.96%	.93%	1.17%	1.14%

Class 1
Net of waivers/reimbursements	1.10	%^	1.08%	1.09%	1.08%	1.08%	1.10%
Before waivers/reimbursements	1.14	%^	1.12%	1.12%	1.10%	1.10%	1.11%

Class Z
Net of waivers/reimbursements	.85	%^	.84%	.85%	.83%	.84%	.85%
Before waivers/reimbursements	.90	%^	.88%	.88%	.85%	.85%	.86%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended October 31, 2020 by .02%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to consolidated financial statements.

56 AB All Market Real Return Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All Market Real Return Portfolio (the “Fund”) at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB All Market Real Return Portfolio 57

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute transactions for their clients); 12b-1

58 AB All Market Real Return Portfolio	ABFunds.com

fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-, and 10-year periods ended July 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

ABFunds.com	AB All Market Real Return Portfolio 59

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanation of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services

60 AB All Market Real Return Portfolio	ABFunds.com

provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB All Market Real Return Portfolio 61

NOTES

62 AB All Market Real Return Portfolio	ABFunds.com

NOTES

ABFunds.com	AB All Market Real Return Portfolio 63

NOTES

64 AB All Market Real Return Portfolio	ABFunds.com

AB ALL MARKET REAL RETURN PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

AMRR-0152-0425

April 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB BOND INFLATION STRATEGY

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 71.9%
United States – 71.9%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	41,941	$41,800,231
0.125%, 07/15/2030 (TIPS)		246,952	231,479,041
0.125%, 07/15/2031 (TIPS)		11,864	10,869,108
0.25%, 07/15/2029 (TIPS)		53,003	50,915,849
0.375%, 01/15/2027 (TIPS)		6,913	6,860,300
0.375%, 07/15/2027 (TIPS)		24,567	24,379,310
0.625%, 07/15/2032 (TIPS)		3,172	2,943,286
1.375%, 07/15/2033 (TIPS)(a)		79,730	77,126,359
1.75%, 01/15/2034 (TIPS)		32,918	32,543,634
1.875%, 07/15/2034 (TIPS)		17,063	17,052,831

Total Inflation-Linked Securities (cost $491,287,607)			495,969,949

CORPORATES - INVESTMENT GRADE – 10.6%
Industrial – 4.9%
Basic – 0.2%
Glencore Funding LLC 4.907%, 04/01/2028(b)		206	207,928
5.186%, 04/01/2030(b)		89	90,104
5.338%, 04/04/2027(b)		111	112,558
6.50%, 10/06/2033(b)		543	577,578
OCP SA 6.10%, 04/30/2030(b)		555	552,170

			1,540,338

Capital Goods – 0.5%
Boeing Co. (The) 3.25%, 02/01/2028		454	437,134
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		911	917,541
4.80%, 01/08/2030		45	46,070
Republic Services, Inc. 4.75%, 07/15/2030		1,022	1,037,892
Waste Management, Inc. 4.50%, 03/15/2028		971	983,137

			3,421,774

Communications - Media – 0.2%
Prosus NV 3.257%, 01/19/2027(b)		593	577,990
3.68%, 01/21/2030(b)		205	188,856
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		939	913,835

			1,680,681

ABFunds.com	AB Bond Inflation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 1.1%
American Honda Finance Corp. 4.80%, 03/05/2030	U.S.$	495	$498,950
BMW US Capital LLC 4.65%, 03/19/2027(b)		1,022	1,027,519
Ford Motor Co. 3.25%, 02/12/2032		532	434,857
Ford Motor Credit Co. LLC 6.125%, 03/08/2034		511	482,501
General Motors Financial Co., Inc. 5.75%, 02/08/2031		999	1,008,351
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(b)		1,942	1,860,475
Hyundai Capital America 5.25%, 01/08/2027(b)		252	253,787
5.275%, 06/24/2027(b)		151	152,318
6.10%, 09/21/2028(b)		486	502,130
Volkswagen Group of America Finance LLC 5.05%, 03/27/2028(b)		1,022	1,024,718

			7,245,606

Consumer Cyclical - Other – 0.4%
DR Horton, Inc. 4.85%, 10/15/2030		788	791,869
Las Vegas Sands Corp. 5.625%, 06/15/2028		420	419,832
6.00%, 06/14/2030		211	211,378
Marriott International, Inc./MD 5.10%, 04/15/2032		20	19,965
5.35%, 03/15/2035		910	895,158
5.50%, 04/15/2037		64	62,428

			2,400,630

Consumer Non-Cyclical – 0.9%
Cargill, Inc. 5.125%, 10/11/2032(b)		632	638,156
Cencosud SA 5.95%, 05/28/2031(b)		308	312,774
General Mills, Inc. 4.70%, 01/30/2027		278	279,590
4.875%, 01/30/2030		686	693,793
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		914	924,675
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	959,902
Philip Morris International, Inc. 4.375%, 04/30/2030		1,032	1,027,108

2 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Roche Holdings, Inc. 4.203%, 09/09/2029(b)	U.S.$	914	$916,303
Viatris, Inc. 2.70%, 06/22/2030		517	447,376

			6,199,677

Energy – 0.9%
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		1,803	1,453,362
5.75%, 01/15/2031(b)		796	784,546
Devon Energy Corp. 5.20%, 09/15/2034		911	853,616
Occidental Petroleum Corp. 5.20%, 08/01/2029		283	279,242
Raizen Fuels Finance SA 6.70%, 02/25/2037(b)		975	955,305
Var Energi ASA 7.50%, 01/15/2028(b)		867	912,647
8.00%, 11/15/2032(b)		680	744,784

			5,983,502

Services – 0.2%
Mastercard, Inc. 4.55%, 01/15/2035		656	640,551
Moody’s Corp. 5.00%, 08/05/2034		472	469,286

			1,109,837

Technology – 0.4%
Broadcom, Inc. 4.15%, 02/15/2028		138	137,509
5.05%, 07/12/2027		346	351,484
Dell International LLC/EMC Corp. 5.30%, 04/01/2032		340	340,802
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		373	372,765
Oracle Corp. 5.50%, 08/03/2035		825	828,539
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	1,000,424

			3,031,523

Transportation - Airlines – 0.0%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(b)		114	110,494

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		191	176,432
5.875%, 07/05/2034(b)		239	238,560

			414,992

ABFunds.com	AB Bond Inflation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(b)	U.S.$	303	$222,705

			33,361,759

Financial Institutions – 4.5%
Banking – 3.8%
Ally Financial, Inc. 6.992%, 06/13/2029		575	597,471
American Express Co. 5.098%, 02/16/2028		987	999,298
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		200	205,246
7.883%, 11/15/2034		200	223,926
Banco Santander SA 6.35%, 03/14/2034		200	203,992
6.921%, 08/08/2033		800	852,520
Bank of Ireland Group PLC 5.601%, 03/20/2030(b)		301	308,582
Barclays PLC 5.335%, 09/10/2035		569	552,294
5.674%, 03/12/2028		329	335,550
BNP Paribas SA 4.625%, 02/25/2031(b)(c)		489	412,961
CaixaBank SA 6.037%, 06/15/2035(b)		955	989,332
Capital One Financial Corp. 6.377%, 06/08/2034		949	990,955
Citigroup, Inc. 4.542%, 09/19/2030		917	907,784
6.02%, 01/24/2036		85	85,203
Series AA 7.625%, 11/15/2028(c)		43	44,184
Series Y 4.15%, 11/15/2026(c)		480	457,872
Credit Agricole SA 6.251%, 01/10/2035(b)		677	687,879
Danske Bank A/S 4.613%, 10/02/2030(b)		419	415,258
Deutsche Bank AG/New York NY 4.999%, 09/11/2030		261	261,300
5.373%, 01/10/2029		258	261,377
7.146%, 07/13/2027		233	239,049
Discover Bank 5.974%, 08/09/2028		327	334,969
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		775	740,978

4 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

HSBC Holdings PLC 7.399%, 11/13/2034	U.S.$	1,352	$1,488,025
8.113%, 11/03/2033		591	673,125
Intesa Sanpaolo SpA 7.20%, 11/28/2033(b)		357	396,109
Lloyds Banking Group PLC 7.50%, 09/27/2025(c)		1,010	1,008,526
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		344	352,060
Morgan Stanley 0.406%, 10/29/2027	EUR	1,030	1,127,525
NatWest Group PLC 3.032%, 11/28/2035	U.S.$	270	238,650
Santander Holdings USA, Inc. 5.473%, 03/20/2029		14	14,055
5.741%, 03/20/2031		496	500,886
Santander UK Group Holdings PLC 4.858%, 09/11/2030		517	512,662
5.694%, 04/15/2031		223	228,622
Societe Generale SA 5.519%, 01/19/2028(b)		812	819,365
Standard Chartered PLC 5.545%, 01/21/2029(b)		314	319,903
6.051% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(b)(c)(d)		400	374,588
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		564	579,014
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(b)		236	236,656
Svenska Handelsbanken AB 4.75%, 03/01/2031(b)(c)		1,400	1,238,888
Synchrony Financial 5.45%, 03/06/2031		321	320,063
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	315,291
UBS Group AG 4.194%, 04/01/2031(b)		614	595,249
6.373%, 07/15/2026(b)		1,025	1,027,706
UniCredit SpA 1.982%, 06/03/2027(b)		204	197,592
2.569%, 09/22/2026(b)		1,071	1,061,072
Wells Fargo & Co. 3.35%, 03/02/2033		1,506	1,353,247

			26,086,859

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		1,366	1,320,280

ABFunds.com	AB Bond Inflation Strategy 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 0.1%
Aviation Capital Group LLC 4.125%, 08/01/2025(b)	U.S.$	7	$6,978
4.75%, 04/14/2027(b)		202	201,853
4.875%, 10/01/2025(b)		246	245,688

			454,519

Insurance – 0.2%
Athene Global Funding 1.985%, 08/19/2028(b)		308	282,587
2.55%, 11/19/2030(b)		65	57,216
2.717%, 01/07/2029(b)		117	108,390
5.526%, 07/11/2031(b)		22	22,295
5.583%, 01/09/2029(b)		49	50,146
5.62%, 05/08/2026(b)		387	390,816
Principal Life Global Funding II 5.10%, 01/25/2029(b)		639	651,505

			1,562,955

REITs – 0.2%
American Tower Corp. 5.20%, 02/15/2029		432	441,530
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	818,019
4.00%, 01/15/2031		414	384,242

			1,643,791

			31,068,404

Utility – 1.2%
Electric – 1.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(b)		339	296,609
Alexander Funding Trust II 7.467%, 07/31/2028(b)		656	696,200
American Electric Power Co., Inc. 6.95%, 12/15/2054		565	571,000
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		79	78,879
5.05%, 03/01/2035		892	885,756
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		1,183	916,849
Electricite de France SA 9.125%, 03/15/2033(b)(c)		415	462,767
Engie Energia Chile SA 3.40%, 01/28/2030(b)		751	679,655
6.375%, 04/17/2034(b)		240	246,780

6 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(b)	U.S.$	396	$391,853
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		503	487,648
Kallpa Generacion SA 5.875%, 01/30/2032(b)		407	410,460
LG Energy Solution Ltd. 5.375%, 04/02/2030(b)		1,712	1,698,732
Pacific Gas & Electric Co. 5.55%, 05/15/2029		151	153,398
Vistra Operations Co. LLC 6.95%, 10/15/2033(b)		272	292,052

			8,268,638

Total Corporates - Investment Grade (cost $72,959,038)			72,698,801

ASSET-BACKED SECURITIES – 5.9%
Autos - Fixed Rate – 2.8%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(b)		43	43,374
Series 2024-2A, Class A 6.06%, 02/20/2029(b)		803	802,979
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)		124	124,445
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)		1,294	1,310,245
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		91	88,031
Series 2021-N4, Class D 2.30%, 09/11/2028		199	193,404
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,142,082
Series 2024-P4, Class A2 4.62%, 02/10/2028		793	792,341
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(b)		399	395,032
Series 2022-A, Class C 2.17%, 04/16/2029(b)		15	15,075
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(b)		10	9,539

ABFunds.com	AB Bond Inflation Strategy 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(b)	U.S.$	464	$465,419
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(b)		1,000	971,196
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(b)		694	695,325
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(b)		553	551,136
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(b)		210	209,776
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(b)		541	550,412
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)		1,419	1,425,047
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(b)		1,563	1,563,617
Octane Receivables Trust Series 2021-2A, Class B 2.02%, 09/20/2028(b)		1,508	1,488,544
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(b)		1,380	1,380,502
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(b)		304	303,633
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)		408	412,242
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(b)		39	39,021
Santander Drive Auto Receivables Trust Series 2024-4, Class A2 5.41%, 07/15/2027		531	531,772
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(b)		517	519,531
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(b)		230	230,406

8 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2025-1A, Class A 4.94%, 02/15/2029(b)	U.S.$	1,360	$1,360,299
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(b)		12	11,711
Series 2025-1, Class A 4.80%, 06/10/2027(b)		1,472	1,471,478

			19,097,614

Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(b)		1,420	1,323,928
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(b)		5	5,284
Series 2024-X1, Class A 6.27%, 05/15/2029(b)		150	150,441
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(b)		260	260,251
Atalaya Equipment Leasing Trust 21-1 Series 2021-1A, Class B 2.08%, 02/15/2027(b)		27	26,885
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(b)		1,350	1,287,758
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(b)		450	435,447
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(b)		437	397,385
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)		892	894,982
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(b)		2,152	2,015,283
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)		686	685,328
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(b)		382	348,091
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)		143	143,303

ABFunds.com	AB Bond Inflation Strategy 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(b)	U.S.$	365	$342,296
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(b)		1,611	1,475,207
Series 2023-1A, Class A2 7.308%, 01/30/2053(b)		1,921	1,953,248
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(b)		758	652,149
Series 2021-DA, Class B 2.90%, 04/20/2062(b)		793	698,967
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(b)		170	170,445
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)		588	588,085
Series 2025-1, Class A 4.96%, 08/16/2032(b)		897	895,633
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)		368	371,000
Series 2025-3, Class A2 5.365%, 12/15/2032(b)		433	434,122
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(b)		338	340,945
Series 2024-3, Class A 6.258%, 10/15/2031(b)		396	399,337

			16,295,800

Credit Cards - Fixed Rate – 0.6%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)		987	996,293
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(b)		1,624	1,633,805
Series 2025-A, Class A 5.80%, 05/15/2030(b)		1,308	1,314,624

			3,944,722

Other ABS - Floating Rate – 0.2%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 4.939%, 07/15/2032(b)		1,237	1,237,099

Total Asset-Backed Securities (cost $41,287,312)			40,575,235

10 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Risk Share Floating Rate – 4.0%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.354% (CME Term SOFR + 1.00%), 09/25/2031(b)(d)	U.S.$	1,187	$1,187,233
Series 2022-1, Class M1B 6.504% (CME Term SOFR + 2.15%), 01/26/2032(b)(d)		687	688,824
Series 2022-2, Class M1A 8.354% (CME Term SOFR + 4.00%), 09/27/2032(b)(d)		1,075	1,084,446
Connecticut Avenue Securities Trust Series 2022-R01, Class 1M2 6.254% (CME Term SOFR + 1.90%), 12/25/2041(b)(d)		2,899	2,911,489
Series 2022-R03, Class 1M2 7.854% (CME Term SOFR + 3.50%), 03/25/2042(b)(d)		2,283	2,358,457
Series 2022-R04, Class 1M2 7.454% (CME Term SOFR + 3.10%), 03/25/2042(b)(d)		573	588,455
Series 2023-R02, Class 1M1 6.654% (CME Term SOFR + 2.30%), 01/25/2043(b)(d)		754	768,215
Series 2025-R03, Class 2M1 5.954% (CME Term SOFR + 1.60%), 03/25/2045(b)(d)		1,413	1,417,301
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 9.268% (CME Term SOFR + 4.91%), 05/25/2028(d)		48	49,120
Series 2021-DNA5, Class M2 6.004% (CME Term SOFR + 1.65%), 01/25/2034(b)(d)		219	219,481
Series 2021-DNA6, Class M2 5.854% (CME Term SOFR + 1.50%), 10/25/2041(b)(d)		2,460	2,455,946
Series 2021-HQA4, Class M2 6.704% (CME Term SOFR + 2.35%), 12/25/2041(b)(d)		1,765	1,775,299
Series 2022-DNA2, Class M1B 6.754% (CME Term SOFR + 2.40%), 02/25/2042(b)(d)		2,468	2,519,169

ABFunds.com	AB Bond Inflation Strategy 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2022-DNA3, Class M1B 7.254% (CME Term SOFR + 2.90%), 04/25/2042(b)(d)	U.S.$	1,069	$1,096,734
Series 2022-DNA4, Class M1B 7.704% (CME Term SOFR + 3.35%), 05/25/2042(b)(d)		2,051	2,125,717
Series 2022-DNA5, Class M1B 8.854% (CME Term SOFR + 4.50%), 06/25/2042(b)(d)		3,681	3,893,148
Series 2024-DNA1, Class M1 5.704% (CME Term SOFR + 1.35%), 02/25/2044(b)(d)		870	869,613
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.168% (CME Term SOFR + 5.81%), 04/25/2028(d)		257	261,466
Series 2021-R02, Class 2M2 6.354% (CME Term SOFR + 2.00%), 11/25/2041(b)(d)		1,221	1,222,095

			27,492,208

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3955, Class SD 2.141% (6.49% - CME Term SOFR), 11/15/2041(d)(e)		1,348	151,122
Series 4693, Class SL 1.691% (6.04% - CME Term SOFR), 06/15/2047(d)(e)		881	114,625
Series 4954, Class SL 1.582% (5.94% - CME Term SOFR), 02/25/2050(d)(e)		1,050	124,314
Series 4981, Class HS 1.632% (5.99% - CME Term SOFR), 06/25/2050(d)(e)		2,151	252,087
Federal National Mortgage Association REMICS Series 2014-78, Class SE 1.632% (5.99% - CME Term SOFR), 12/25/2044(d)(e)		579	60,182
Series 2016-77, Class DS 1.532% (5.89% - CME Term SOFR), 10/25/2046(d)(e)		664	76,691
Series 2017-62, Class AS 1.682% (6.04% - CME Term SOFR), 08/25/2047(d)(e)		722	82,714
Series 2017-97, Class LS 1.732% (6.09% - CME Term SOFR), 12/25/2047(d)(e)		1,034	129,180

12 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Government National Mortgage Association Series 2017-122, Class SA 1.767% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d)(e)	U.S.$	569	$79,805
Series 2017-134, Class MS 1.767% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d)(e)		644	87,961

			1,158,681

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 6.541% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(b)(d)		117	117,254

Total Collateralized Mortgage Obligations (cost $27,965,574)			28,768,143

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.4%
BBCMS Mortgage Trust Series 2020-BID, Class A 6.576% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(b)(d)		1,383	1,384,729
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.268% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(b)(d)		185	182,007
Series 2019-IMC, Class E 6.518% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(b)(d)		895	873,916
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.354% (CME Term SOFR + 2.00%), 01/25/2051(b)(d)		82	81,470
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.901% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(b)(d)		391	369,537

			2,891,659

Non-Agency Fixed Rate CMBS – 0.4%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.295%, 08/10/2044(b)		19	13,358
GSF 2021-1 LLC Series 2021-1, Class A1 1.433%, 08/15/2026(f)		478	471,191

ABFunds.com	AB Bond Inflation Strategy 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2021-1, Class A2 2.435%, 08/15/2026(f)	U.S.$	1,421	$1,409,856
Series 2021-1, Class AS 2.638%, 08/15/2026(f)		40	39,332
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f)		11	11,190
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA 0.549%, 09/15/2047(g)		1,333	14
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.132%, 10/15/2048(g)		7,016	7,182
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.473%, 12/15/2059		330	308,273
Series 2016-NXS6, Class C 4.541%, 11/15/2049		525	500,151

			2,760,547

Total Commercial Mortgage-Backed Securities (cost $5,740,633)			5,652,206

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.6%
Capital Goods – 0.2%
Axon Enterprise, Inc. 6.125%, 03/15/2030(b)		535	545,684
6.25%, 03/15/2033(b)		389	396,955
Quikrete Holdings, Inc. 6.375%, 03/01/2032(b)		460	463,087

			1,405,726

Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(b)		1,067	896,675
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	561	576,043

			1,472,718

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(b)	U.S.$	383	387,136

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	550	593,198

			3,858,778

14 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(b)(c)	U.S.$	751	$758,893

Total Corporates - Non-Investment Grade (cost $4,837,583)			4,617,671

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.3%
Basic – 0.1%
Braskem Netherlands Finance BV 8.00%, 10/15/2034(b)		364	322,777
Volcan Cia Minera SAA 8.75%, 01/24/2030(b)		126	118,637

			441,414

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		232	216,412

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(b)		483	459,787

Consumer Non-Cyclical – 0.0%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(f)(h)(i)(j)(k)		650	65

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		1,134	1,182,195
Oleoducto Central SA 4.00%, 07/14/2027(b)		229	221,415

			1,403,610

			2,521,288

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(b)		42	41,070

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)		374	369,839

			410,909

Total Emerging Markets - Corporate Bonds (cost $3,300,639)			2,932,197

ABFunds.com	AB Bond Inflation Strategy 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
CLO - Floating Rate – 0.3%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.632% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(b)(d)	U.S.$	580	$579,687
Dryden 98 CLO Ltd. Series 2022-98A, Class D 7.369% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(b)(d)		500	471,620
New Mountain CLO 3 Ltd. Series CLO-3A, Class A 5.711% (CME Term SOFR 3 Month + 1.44%), 10/20/2034(b)(d)		500	499,880
OCP CLO Ltd. Series 2024-34A, Class A1 5.616% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(b)(d)		456	455,390

Total Collateralized Loan Obligations (cost $2,035,932)			2,006,577

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Chile – 0.1%
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(b)		683	677,127
5.672%, 10/20/2035(b)		287	287,825

			964,952

Colombia – 0.0%
Colombia Government International Bond 3.125%, 04/15/2031		248	199,702

Israel – 0.1%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		380	382,876

Total Governments - Sovereign Bonds (cost $1,594,910)			1,547,530

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
University of California (University of California) Series 2021-B 3.071%, 05/15/2051 (cost $1,451,747)		1,465	979,021

16 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(b) (cost $1,015,868)	U.S.$	1,016	$975,563

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(b) (cost $922,000)		922	828,933

		Shares
SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(l)(m)(n) (cost $49,246,498)		49,246,498	49,246,498

Total Investments – 102.5% (cost $703,645,341)			706,798,324
Other assets less liabilities – (2.5)%			(17,302,319)

Net Assets – 100.0%			$689,496,005

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	1,411	June 2025	$293,697,446	$3,018,849

Sold Contracts
U.S. 10 Yr Ultra Futures	254	June 2025	29,142,531	(475,869)
U.S. T-Note 5 Yr (CBT) Futures	156	June 2025	17,034,469	99,494
U.S. Ultra Bond (CBT) Futures	43	June 2025	5,204,344	20,090

				$2,662,564

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	3,717	USD	3,917	05/09/2025	$(294,471)
State Street Bank & Trust Co.	USD	9	EUR	8	05/09/2025	(155)

						$(294,626)

ABFunds.com	AB Bond Inflation Strategy 17

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)%	Quarterly	0.92%	USD 21,540	$(104,606)	$(250,532)	$145,926

Sale Contracts
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00	Quarterly	0.68	USD 21,540	342,595	420,659	(78,064)

					$237,989	$170,127	$67,862

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	27,630	04/15/2026	2.583%	CPI	#	Maturity	$309,330	$	– 0	–	$309,330
USD	27,280	04/15/2026	2.430%	CPI	#	Maturity	388,228		– 0	–	388,228
USD	4,940	04/15/2026	2.530%	CPI	#	Maturity	60,486		– 0	–	60,486
USD	61,010	05/13/2027	3.263%	CPI	#	Maturity	666,599		– 0	–	666,599
USD	29,760	07/08/2027	2.778%	CPI	#	Maturity	779,078		– 0	–	779,078
USD	29,760	07/08/2027	2.770%	CPI	#	Maturity	790,650		– 0	–	790,650

							$2,994,371	$	– 0	–	$2,994,371

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,160	06/09/2025	2.000%	1 Day SOFR	Annual	$32,209	$3,365	$28,844
USD	2,106	08/04/2025	1.970%	1 Day SOFR	Annual	55,490	14,699	40,791
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	281,596	227,164	54,432
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	48,322	43,567	4,755
USD	1,080	11/09/2026	1.47%	1 Day SOFR	Annual	47,817	43,613	4,204
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	162,700	250,092	(87,392)
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	2,128,043	1,540,371	587,672
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	36,323	30,846	5,477
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	414,837	375,882	38,955

18 AB Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	$325,917	$316,754		$9,163
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	5,815,489	4,909,232		906,257
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	178,637	151,175		27,462
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	26,416	– 0	–	26,416

						$9,553,796	$7,906,760		$1,647,036

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at April 30, 2025
HSBC Securities (USA), Inc.†	USD	15,131	4.48%	–	$15,225,997

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Inflation-Linked Securities	$15,225,997	$	– 0	–	$	– 0	–	$	– 0	–	$15,225,997

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $111,455,375 or 16.2% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(e)	Inverse interest only security.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	04/01/2021 - 08/03/2023	$460,107	$471,191	0.07%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	1,433,514	1,409,856	0.20%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	40,292	39,332	0.01%

ABFunds.com	AB Bond Inflation Strategy 19

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	$11,848	$11,190	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	01/24/2014 - 01/27/2014	360,620	65	0.00%

(g)	IO – Interest Only.

(h)	Defaulted matured security.

(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(j)	Non-income producing security.

(k)	Fair valued by the Adviser.

(l)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(m)	The rate shown represents the 7-day yield as of period end.

(n)	Affiliated investments.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

20 AB Bond Inflation Strategy	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $654,398,843)	$657,551,826
Affiliated issuers (cost $49,246,498)	49,246,498
Cash	731
Cash collateral due from broker	7,726,144
Foreign currencies, at value (cost $8,999)	8,957
Receivable for investment securities sold	2,753,620
Interest receivable	1,880,792
Receivable for capital stock sold	383,827
Receivable for variation margin on futures	221,544
Affiliated dividends receivable	124,827
Receivable due from Adviser	96,540

Total assets	719,995,306

Liabilities
Payable for reverse repurchase agreements	15,225,997
Payable for investment securities purchased	13,634,188
Payable for capital stock redeemed	614,267
Unrealized depreciation on forward currency exchange contracts	294,626
Advisory fee payable	281,115
Payable for variation margin on centrally cleared swaps	67,528
Distribution fee payable	40,307
Administrative fee payable	34,480
Transfer Agent fee payable	18,057
Foreign capital gains tax payable	5,886
Directors’ fees payable	4,025
Accrued expenses	278,825

Total liabilities	30,499,301

Net Assets	$689,496,005

Composition of Net Assets
Capital stock, at par	$65,835
Additional paid-in capital	799,162,653
Accumulated loss	(109,732,483)

Net Assets	$689,496,005

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$33,645,900	3,161,195	$10.64	*

C	$4,034,207	393,040	$10.26

Advisor	$201,674,954	18,922,101	$10.66

I	$7,064,603	672,338	$10.51

1	$370,534,524	35,708,079	$10.38

2	$37,273,447	3,593,823	$10.37

Z	$35,268,370	3,384,923	$10.42

*	The maximum offering price per share for Class A shares was $10.88 which reflects a sales charge of 2.25%.

See notes to financial statements.

ABFunds.com	AB Bond Inflation Strategy 21

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2025 (unaudited)

Investment Income
Interest	$15,538,602
Dividends—Affiliated issuers	289,736	$15,828,338

Expenses
Advisory fee (see Note B)	1,641,839
Distribution fee—Class A	42,291
Distribution fee—Class C	20,353
Distribution fee—Class 1	174,597
Transfer agency—Class A	23,221
Transfer agency—Class C	2,801
Transfer agency—Advisor Class	132,639
Transfer agency—Class I	3,821
Transfer agency—Class 1	23,807
Transfer agency—Class 2	2,502
Transfer agency—Class Z	4,066
Registration fees	79,102
Custody and accounting	67,505
Administrative	64,965
Audit and tax	58,182
Printing	34,281
Legal	20,386
Directors’ fees	14,363
Miscellaneous	12,210

Total expenses before interest expense	2,422,931
Interest expense	334,428

Total expenses	2,757,359
Less: expenses waived and reimbursed by the Adviser (see Note B)	(557,019)

Net expenses		2,200,340

Net investment income		13,627,998

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		200,926
Forward currency exchange contracts		3,927
Futures		(2,073,258)
Swaps		14,408,175
Foreign currency transactions		372,825
Net change in unrealized appreciation (depreciation) of:
Investments(a)		8,989,174
Forward currency exchange contracts		(258,090)
Futures		4,014,383
Swaps		(12,324,453)
Foreign currency denominated assets and liabilities		(4,908)

Net gain on investment and foreign currency transactions		13,328,701

Net Increase in Net Assets from Operations		$26,956,699

(a)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $4,559.

See notes to financial statements.

22 AB Bond Inflation Strategy	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,627,998		$25,144,836
Net realized gain (loss) on investment and foreign currency transactions	12,912,595		(3,124,497)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	416,106		31,431,152

Net increase in net assets from operations	26,956,699		53,451,491
Distributions to Shareholders
Class A	(596,241)		(1,699,586)
Class C	(56,209)		(231,627)
Advisor Class	(3,654,365)		(9,013,026)
Class R	– 0	–	(53,398)
Class K	– 0	–	(82,429)
Class I	(126,756)		(283,517)
Class 1	(6,609,450)		(13,769,656)
Class 2	(703,959)		(1,677,452)
Class Z	(651,625)		(1,132,164)
Capital Stock Transactions
Net increase (decrease)	28,264,741		(63,470,113)

Total increase (decrease)	42,822,835		(37,961,477)
Net Assets
Beginning of period	646,673,170		684,634,647

End of period	$689,496,005		$646,673,170

See notes to financial statements.

ABFunds.com	AB Bond Inflation Strategy 23

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Bond Inflation Strategy (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I, Class 1, Class 2 and Class Z shares. Class B, Class R, Class K, and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class A shares are sold with a maximum sales charge of 2.25% and purchases in amounts of $500,000 or more, or by certain group retirement plans, may be subject to a 1%, 18-month contingent deferred sales charge, which may be subject to waiver in certain circumstances. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R, Class K, and Class 1 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I, Class 2 and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the

24 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

ABFunds.com	AB Bond Inflation Strategy 25

NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

26 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

ABFunds.com	AB Bond Inflation Strategy 27

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$495,969,949		$	– 0	–	$495,969,949
Corporates – Investment Grade		– 0	–	72,698,801			– 0	–	72,698,801
Asset-Backed Securities		– 0	–	40,575,235			– 0	–	40,575,235
Collateralized Mortgage Obligations		– 0	–	28,768,143			– 0	–	28,768,143
Commercial Mortgage-Backed Securities		– 0	–	5,652,206			– 0	–	5,652,206
Corporates – Non-Investment Grade		– 0	–	4,617,671			– 0	–	4,617,671
Emerging Markets – Corporate Bonds		– 0	–	2,932,132			65		2,932,197
Collateralized Loan Obligations		– 0	–	2,006,577			– 0	–	2,006,577
Governments – Sovereign Bonds		– 0	–	1,547,530			– 0	–	1,547,530
Local Governments – US Municipal Bonds		– 0	–	979,021			– 0	–	979,021
Quasi-Sovereigns		– 0	–	975,563			– 0	–	975,563
Emerging Markets – Sovereigns		– 0	–	828,933			– 0	–	828,933
Short-Term Investments		49,246,498		– 0	–		– 0	–	49,246,498

Total Investments in Securities		49,246,498		657,551,761			65		706,798,324
Other Financial Instruments(a):
Assets:
Futures		3,138,433		– 0	–		– 0	–	3,138,433	(b)
Centrally Cleared Credit Default Swaps		– 0	–	342,595			– 0	–	342,595	(b)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	2,994,371			– 0	–	2,994,371	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	9,553,796			– 0	–	9,553,796	(b)
Liabilities:
Futures		(475,869)		– 0	–		– 0	–	(475,869	)(b)
Forward Currency Exchange Contracts		– 0	–	(294,626)			– 0	–	(294,626)
Centrally Cleared Credit Default Swaps		– 0	–	(104,606)			– 0	–	(104,606	)(b)

Total		$51,909,062		$670,043,291			$65		$721,952,418

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

28 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

ABFunds.com	AB Bond Inflation Strategy 29

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

30 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest), on an annual basis (“Expense Caps”) to .75%, 1.50%, .50%, .50%, .60%, .50% and .50% of the daily average net assets for the Class A, Class C, Advisor Class, Class I, Class 1, Class 2, and Class Z shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2026 and then may be extended for additional one-year terms. For the six months ended April 30, 2025, such reimbursement amounted to $543,848.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2025, the reimbursement for such services amounted to $64,965.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $60,376 for the six months ended April 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $519 from the sale of Class A shares and received $510 and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund

ABFunds.com	AB Bond Inflation Strategy 31

NOTES TO FINANCIAL STATEMENTS (continued)

in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2025, such waiver amounted to $13,171.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$16,305	$116,222	$83,281	$49,246	$290

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, .25% of the Fund’s average daily net assets attributable to Class K shares and .10% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class 2 and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $308,052, $65,634, $62,361 and $1,596,471 for Class C, Class R, Class K and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

32 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$32,851,594	$31,132,136
U.S. government securities	118,409,195	118,999,371

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$15,174,695
Gross unrealized depreciation	(4,944,505)

Net unrealized appreciation	$10,230,190

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments

ABFunds.com	AB Bond Inflation Strategy 33

NOTES TO FINANCIAL STATEMENTS (continued)

are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended April 30, 2025, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market

34 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

ABFunds.com	AB Bond Inflation Strategy 35

NOTES TO FINANCIAL STATEMENTS (continued)

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2025, the Fund held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price

36 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2025, the Fund held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and

ABFunds.com	AB Bond Inflation Strategy 37

NOTES TO FINANCIAL STATEMENTS (continued)

typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

38 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$3,138,433	*	Payable for variation margin on futures	$475,869	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	145,926	*	Payable for variation margin on centrally cleared swaps	78,064	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	4,728,799	*	Payable for variation margin on centrally cleared swaps	87,392	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	294,626

Total		$8,013,158			$935,951

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(2,073,258)	$4,014,383

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	3,927	(258,090)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	14,270,761	(12,384,730)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	137,414	60,277

Total		$12,338,844	$(8,568,160)

ABFunds.com	AB Bond Inflation Strategy 39

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2025:

Futures:
Average notional amount of buy contracts	$277,396,804
Average notional amount of sale contracts	$36,978,620

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$45,821	(a)
Average principal amount of sale contracts	$4,120,796

Centrally Cleared Interest Rate Swaps:
Average notional amount	$90,441,000

Centrally Cleared Inflation Swaps:
Average notional amount	$208,440,000

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$30,634,286
Average notional amount of sale contracts	$30,634,286

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Morgan Stanley Capital Services, Inc.	$294,471	$	– 0	–	$	– 0	–	$	– 0	–	$294,471
State Street Bank & Trust Co.	155		– 0	–		– 0	–		– 0	–	155

Total	$294,626	$	– 0	–	$	– 0	–	$	– 0	–	$294,626	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by

40 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended April 30, 2025, the average amount of reverse repurchase agreements outstanding was $14,980,836 and the daily weighted average interest rate was 4.42%. At April 30, 2025, the Fund had reverse repurchase agreements outstanding in the amount of $15,225,997 as reported on the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2025:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
HSBC Securities (USA), Inc.	$15,225,997	$(15,225,997)	$	– 0	–

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

ABFunds.com	AB Bond Inflation Strategy 41

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)			Year Ended October 31, 2024

Class A
Shares sold	445,973		886,608		$4,669,373		$9,161,416

Shares issued in reinvestment of dividends	39,466		116,127		412,840		1,193,753

Shares converted from Class C	13,061		39,076		136,774		404,222

Shares redeemed	(803,957)		(2,254,698)		(8,375,548)		(23,324,374)

Net decrease	(305,457)		(1,212,887)		$(3,156,561)		$(12,564,983)

Class C
Shares sold	27,262		2,682		$274,311		$26,763

Shares issued in reinvestment of dividends	4,447		19,246		44,921		190,962

Shares converted to Class A	(13,549)		(40,485)		(136,774)		(404,222)

Shares redeemed	(55,918)		(374,575)		(561,275)		(3,752,011)

Net decrease	(37,758)		(393,132)		$(378,817)		$(3,938,508)

Advisor Class
Shares sold	3,763,403		6,655,568		$39,219,164		$68,892,877

Shares issued in reinvestment of dividends	282,916		640,266		2,964,435		6,599,131

Shares redeemed	(3,340,721)		(11,102,736)		(34,963,051)		(114,822,897)

Net increase (decrease)	705,598		(3,806,902)		$7,220,548		$(39,330,889)

Class R
Shares sold	– 0	–	64,431	$	– 0	–	$669,013

Shares issued in reinvestment of dividends and distributions	– 0	–	5,201		– 0	–	53,397

Shares redeemed	– 0	–	(309,251)		– 0	–	(3,193,722)

Net increase (decrease)	– 0	–	(239,619)	$	– 0	–	$(2,471,312)

42 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)			Year Ended October 31, 2024

Class K
Shares sold	– 0	–	72,121	$	– 0	–	$744,293

Shares issued in reinvestment of dividends and distributions	– 0	–	8,080		– 0	–	82,429

Shares redeemed	– 0	–	(535,829)		– 0	–	(5,498,942)

Net increase (decrease)	– 0	–	(455,628)	$	– 0	–	$(4,672,220)

Class I
Shares sold	229,700		330,434		$2,385,893		$3,370,446

Shares issued in reinvestment of dividends and distributions	12,273		27,868		126,756		283,511

Shares redeemed	(182,299)		(305,121)		(1,881,027)		(3,113,419)

Net increase	59,674		53,181		$631,622		$540,538

Class 1
Shares sold	4,243,979		8,901,070		$43,207,476		$90,409,953

Shares issued in reinvestment of dividends and distributions	444,775		961,987		4,537,210		9,656,661

Shares redeemed	(2,687,336)		(10,973,081)		(27,416,774)		(110,551,411)

Net increase (decrease)	2,001,418		(1,110,024)		$20,327,912		$(10,484,797)

Class 2
Shares sold	444,415		592,429		$4,498,958		$5,980,619

Share issued in reinvestment of dividends and distributions	57,217		147,533		583,176		1,480,571

Shares redeemed	(429,120)		(1,471,879)		(4,384,105)		(14,806,373)

Net increase (decrease)	72,512		(731,917)		$698,029		$(7,345,183)

Class Z
Shares sold	852,434		2,401,771		$8,702,355		$24,254,662

Share issued in reinvestment of dividends and distributions	63,472		111,148		650,020		1,123,294

Shares redeemed	(628,404)		(844,397)		(6,430,367)		(8,580,715)

Net increase	287,502		1,668,522		$2,922,008		$16,797,241

ABFunds.com	AB Bond Inflation Strategy 43

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities. Although the Fund invests principally in inflation-indexed securities, the value of its securities may be vulnerable to changes in expectations of inflation or interest rates.

44 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

ABFunds.com	AB Bond Inflation Strategy 45

NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$27,942,855	$38,249,959

Total taxable distributions paid	$27,942,855	$38,249,959

46 AB Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,028,016
Accumulated capital and other losses	(134,067,547	)(a)
Unrealized appreciation (depreciation)	9,036,459	(b)

Total accumulated earnings (deficit)	$(124,003,072	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $134,067,547.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $57,034,851 and a net long-term capital loss carryforward of $77,032,696, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Bond Inflation Strategy 47

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.42	$ 10.02	$ 10.29	$ 11.97	$ 11.56	$ 10.95

Income From Investment Operations

Net investment income(a)(b)	.20	.39	.43	.64	.51	.25

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.44	(.26)	(1.66)	.35	.59

Net increase (decrease) in net asset value from operations	.40	.83	.17	(1.02)	.86	.84

Less: Dividends and Distributions

Dividends from net investment income	(.18)	(.43)	(.44)	(.62)	(.45)	(.23)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.18)	(.43)	(.44)	(.66)	(.45)	(.23)

Net asset value, end of period	$ 10.64	$ 10.42	$ 10.02	$ 10.29	$ 11.97	$ 11.56

Total Return

Total investment return based on net asset value(c)	3.89%	8.46%	1.70%	(8.93)%	7.63%	7.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$33,646	$36,111	$46,881	$63,936	$54,687	$31,248

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.85	%^	.84%	.86%	.84%	.78%	.91%

Expenses, before waivers/reimbursements(d)	1.10	%^	1.08%	1.09%	1.04%	1.00%	1.18%

Net investment income(b)	3.91	%^	3.76%	4.16%	5.69%	4.29%	2.26%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

48 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.05	$ 9.68	$ 9.96	$ 11.63	$ 11.25	$ 10.67

Income From Investment Operations

Net investment income(a)(b)	.16	.31	.33	.54	.44	.18

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.19	.42	(.24)	(1.62)	.31	.56

Net increase (decrease) in net asset value from operations	.35	.73	.09	(1.08)	.75	.74

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.36)	(.37)	(.55)	(.37)	(.16)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.36)	(.37)	(.59)	(.37)	(.16)

Net asset value, end of period	$ 10.26	$ 10.05	$ 9.68	$ 9.96	$ 11.63	$ 11.25

Total Return

Total investment return based on net asset value(c)	3.50%	7.64%	.85%	(9.58)%	6.87%	6.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,034	$4,328	$7,973	$15,480	$12,915	$3,823

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.60	%^	1.59%	1.62%	1.59%	1.53%	1.64%

Expenses, before waivers/reimbursements(d)	1.85	%^	1.83%	1.85%	1.78%	1.75%	1.91%

Net investment income(b)	3.17	%^	3.06%	3.33%	4.91%	3.79%	1.62%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

ABFunds.com	AB Bond Inflation Strategy 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.43	$ 10.03	$ 10.30	$ 11.99	$ 11.57	$ 10.96

Income From Investment Operations

Net investment income(a)(b)	.22	.42	.44	.67	.57	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21	.44	(.25)	(1.67)	.33	.60

Net increase (decrease) in net asset value from operations	.43	.86	.19	(1.00)	.90	.87

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.46)	(.46)	(.65)	(.48)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.46)	(.46)	(.69)	(.48)	(.26)

Net asset value, end of period	$ 10.66	$ 10.43	$ 10.03	$ 10.30	$ 11.99	$ 11.57

Total Return

Total investment return based on net asset value(c)	4.14%	8.63%	1.93%	(8.72)%	7.98%	7.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$201,675	$190,047	$220,987	$506,033	$475,604	$135,677

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.60	%^	.59%	.62%	.59%	.53%	.66%

Expenses, before waivers/reimbursements(d)	.85	%^	.83%	.85%	.78%	.74%	.92%

Net investment income(b)	4.23	%^	4.07%	4.23%	5.95%	4.76%	2.44%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

50 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.29	$ 9.90	$ 10.17	$ 11.84	$ 11.44	$ 10.84

Income From Investment Operations

Net investment income(a)(b)	.22	.43	.46	.66	.51	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.42	(.26)	(1.64)	.37	.59

Net increase (decrease) in net asset value from operations	.42	.85	.20	(.98)	.88	.86

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.46)	(.47)	(.65)	(.48)	(.26)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.46)	(.47)	(.69)	(.48)	(.26)

Net asset value, end of period	$ 10.51	$ 10.29	$ 9.90	$ 10.17	$ 11.84	$ 11.44

Total Return

Total investment return based on net asset value(c)	4.10%	8.74%	1.88%	(8.67)%	7.88%	7.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,065	$6,303	$5,539	$6,414	$6,093	$8,297

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.60	%^	.59%	.61%	.59%	.53%	.65%

Expenses, before waivers/reimbursements(d)	.83	%^	.82%	.83%	.78%	.74%	.88%

Net investment income(b)	4.28	%^	4.19%	4.50%	5.92%	4.31%	2.42%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

ABFunds.com	AB Bond Inflation Strategy 51

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.35	$ 10.77

Income From Investment Operations

Net investment income(a)(b)	.21	.40	.44	.64	.52	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.43	(.26)	(1.62)	.34	.59

Net increase (decrease) in net asset value from operations	.41	.83	.18	(.98)	.86	.85

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.45)	(.46)	(.65)	(.48)	(.27)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.19)	(.45)	(.46)	(.69)	(.48)	(.27)

Net asset value, end of period	$ 10.38	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.35

Total Return

Total investment return based on net asset value(c)	4.09%	8.53%	1.84%	(8.75)%	7.77%	7.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$370,535	$342,511	$340,649	$390,055	$377,333	$312,381

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.70	%^	.69%	.71%	.69%	.63%	.75%

Expenses, before waivers/reimbursements(d)	.82	%^	.81%	.83%	.78%	.75%	.88%

Net investment income(b)	4.13	%^	3.92%	4.34%	5.76%	4.44%	2.42%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

52 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 2
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.34	$ 10.76

Income From Investment Operations

Net investment income(a)(b)	.21	.41	.44	.64	.53	.28

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.20	.43	(.25)	(1.61)	.35	.58

Net increase (decrease) in net asset value from operations	.41	.84	.19	(.97)	.88	.86

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.46)	(.47)	(.66)	(.49)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.46)	(.47)	(.70)	(.49)	(.28)

Net asset value, end of period	$ 10.37	$ 10.16	$ 9.78	$ 10.06	$ 11.73	$ 11.34

Total Return

Total investment return based on net asset value(c)	4.05%	8.75%	1.94%	(8.77)%	7.98%	7.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,273	$35,768	$41,599	$59,262	$66,348	$60,289

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.60	%^	.59%	.61%	.58%	.53%	.65%

Expenses, before waivers/reimbursements(d)	.72	%^	.72%	.73%	.67%	.65%	.78%

Net investment income(b)	4.17	%^	4.09%	4.38%	5.75%	4.51%	2.53%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

ABFunds.com	AB Bond Inflation Strategy 53

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.20	$ 9.82	$ 10.10	$ 11.77	$ 11.38	$ 10.80

Income From Investment Operations

Net investment income(a)(b)	.21	.42	.46	.67	.56	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.21	.42	(.27)	(1.65)	.32	.62

Net increase (decrease) in net asset value from operations	.42	.84	.19	(.98)	.88	.86

Less: Dividends and Distributions

Dividends from net investment income	(.20)	(.46)	(.47)	(.65)	(.49)	(.28)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.04)	– 0	–	– 0	–

Total dividends and distributions	(.20)	(.46)	(.47)	(.69)	(.49)	(.28)

Net asset value, end of period	$ 10.42	$ 10.20	$ 9.82	$ 10.10	$ 11.77	$ 11.38

Total Return

Total investment return based on net asset value(c)	4.13%	8.71%	1.83%	(8.65)%	7.94%	7.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,268	$31,605	$14,036	$10,320	$20,910	$11,016

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.60	%^	.59%	.60%	.58%	.53%	.67%

Expenses, before waivers/reimbursements(d)	.73	%^	.73%	.74%	.68%	.65%	.81%

Net investment income(b)	4.24	%^	4.15%	4.53%	6.02%	4.81%	2.16%

Portfolio turnover rate	23%	50%	125%	79%	62%	48%

See footnote summary on page 55.

54 AB Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.99	%^	.99%	.98%	.95%	.97%	1.01%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.74	%^	1.74%	1.73%	1.69%	1.72%	1.77%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.74	%^	.74%	.73%	.69%	.72%	.77%
Class I
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.73	%^	.73%	.72%	.69%	.71%	.73%
Class 1
Net of waivers/reimbursements	.60	%^	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.72	%^	.72%	.72%	.69%	.72%	.73%
Class 2
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.62	%^	.62%	.62%	.59%	.62%	.63%
Class Z
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.63	%^	.63%	.63%	.60%	.62%	.63%

^	Annualized.

See notes to financial statements.

ABFunds.com	AB Bond Inflation Strategy 55

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Bond Inflation Strategy (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

56 AB Bond Inflation Strategy	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

ABFunds.com	AB Bond Inflation Strategy 57

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

58 AB Bond Inflation Strategy	ABFunds.com

sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect

ABFunds.com	AB Bond Inflation Strategy 59

a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

60 AB Bond Inflation Strategy	ABFunds.com

AB BOND INFLATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

BIS-0152-0425

April 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025 (unaudited)

		Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 48.1%
United States – 48.1%
U.S. Treasury Bonds 3.00%, 08/15/2052	U.S.$	21,049		$15,418,392
4.25%, 02/15/2054		93,128		86,379,672
4.25%, 08/15/2054		4,985		4,630,598
4.50%, 02/15/2044		76,723		74,975,753
4.625%, 05/15/2044		16,913		16,781,528
4.625%, 02/15/2055		1,575		1,561,034
4.75%, 02/15/2045		3,600		3,625,031
U.S. Treasury Notes 3.50%, 09/30/2029		23,028		22,822,709
3.75%, 04/15/2028		20,321		20,397,204
3.75%, 12/31/2028		13,399		13,433,544
3.875%, 08/15/2034		3,267		3,195,407
4.00%, 07/31/2029		28,040		28,357,640
4.00%, 02/28/2030		36,500		36,922,031
4.00%, 03/31/2030		33,270		33,636,490
4.125%, 09/30/2027(a)(b)(c)		255,609		258,674,109
4.125%, 07/31/2028		88,642		89,944,335
4.125%, 03/31/2029		15,230		15,467,969
4.125%, 10/31/2029		10,148		10,314,491
4.125%, 02/29/2032		26,128		26,389,280
4.125%, 03/31/2032		23,299		23,537,451
4.25%, 12/31/2026		19,500		19,669,863
4.25%, 06/30/2029		1,039		1,060,511
4.50%, 11/15/2033		3,262		3,356,650
4.625%, 04/30/2029		6,175		6,386,783
4.625%, 02/15/2035		29,200		30,245,953
4.75%, 07/31/2025		102,185		102,257,149
4.875%, 10/31/2028		36,260		37,687,737
5.00%, 08/31/2025		126,545		126,767,442

Total Governments - Treasuries (cost $1,112,218,928)				1,113,896,756

MORTGAGE PASS-THROUGHS – 30.5%
Agency Fixed Rate 30-Year – 30.5%
Federal Home Loan Mortgage Corp. Series 2023 6.00%, 10/01/2053		3,924		3,987,301
6.00%, 11/01/2053		3,941		4,004,275
6.50%, 11/01/2053		6,739		6,945,578
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	**	119
Series 1999 7.50%, 11/01/2029		3		2,902

ABFunds.com	AB Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2020 2.50%, 12/01/2050	U.S.$	78,492	$65,295,398
Series 2022 3.00%, 03/01/2052		18,918	16,481,941
3.00%, 08/01/2052		12,432	10,794,271
Series 2024 3.00%, 07/01/2052		9,143	7,939,918
Government National Mortgage Association Series 2023 5.00%, 05/20/2053		6,909	6,805,895
5.00%, 09/20/2053		738	726,411
5.50%, 05/20/2053		35,171	35,276,100
5.50%, 08/20/2053		28,727	28,840,313
Series 2024 5.00%, 04/20/2054		3,050	2,993,826
Series 2025 2.00%, 05/01/2055, TBA		29,150	23,770,808
2.50%, 05/01/2055, TBA		29,325	24,988,264
4.50%, 05/01/2055, TBA		44,936	42,984,205
5.50%, 05/01/2055, TBA		47,600	47,551,381
Uniform Mortgage-Backed Security Series 2025 2.00%, 05/01/2055, TBA		26,325	20,887,242
3.00%, 05/01/2055, TBA		91,074	78,992,576
3.50%, 05/01/2055, TBA		54,481	49,154,517
4.00%, 05/01/2055, TBA		38,432	35,800,145
4.50%, 05/01/2055, TBA		3,230	3,089,537
5.00%, 05/01/2055, TBA		69,852	68,381,518
5.50%, 05/01/2055, TBA		9,700	9,677,644
6.00%, 05/01/2055, TBA		93,125	94,445,484
6.50%, 05/01/2055, TBA		16,150	16,631,346

Total Mortgage Pass-Throughs (cost $691,621,749)			706,448,915

CORPORATES - INVESTMENT GRADE – 15.9%
Industrial – 7.1%
Basic – 1.2%
Alpek SAB de CV 3.25%, 02/25/2031(d)		1,366	1,161,441
4.25%, 09/18/2029(d)		1,746	1,626,731
Anglo American Capital PLC 2.625%, 09/10/2030(d)		707	625,879
2.875%, 03/17/2031(d)		3,700	3,279,717
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(d)		1,355	1,280,096
Freeport Indonesia PT 4.763%, 04/14/2027(d)		964	960,501

2 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Glencore Funding LLC 5.186%, 04/01/2030(d)	U.S.$	3,022	$3,059,473
Inversiones CMPC SA 6.125%, 02/26/2034(d)		429	429,922
Nexa Resources SA 6.75%, 04/09/2034(d)		2,066	2,109,902
OCP SA 6.10%, 04/30/2030(d)		629	625,792
6.70%, 03/01/2036(d)		612	605,807
Orbia Advance Corp. SAB de CV 1.875%, 05/11/2026(d)		529	513,294
2.875%, 05/11/2031(d)		3,275	2,667,324
4.00%, 10/04/2027(d)		1,287	1,235,520
7.50%, 05/13/2035(d)		1,376	1,366,767
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(d)		704	681,120
5.50%, 09/10/2034(d)		800	770,600
6.50%, 11/07/2033(d)		1,016	1,052,220
Suzano Austria GmbH 6.00%, 01/15/2029		4,752	4,836,942

			28,889,048

Capital Goods – 0.1%
Boeing Co. (The) 3.25%, 02/01/2028		1,267	1,219,931
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(d)		579	569,446

			1,789,377

Communications - Media – 0.9%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(d)		2,691	2,601,686
10.00%, 02/15/2031(d)		3,147	2,989,681
Grupo Televisa SAB 4.625%, 01/30/2026(e)		1,290	1,273,553
Paramount Global 4.20%, 06/01/2029		379	365,481
6.875%, 04/30/2036		764	766,261
7.875%, 07/30/2030		734	804,413
Prosus NV 3.061%, 07/13/2031(d)		3,143	2,697,888
3.68%, 01/21/2030(d)		5,224	4,812,610
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		905	775,006
Weibo Corp. 3.375%, 07/08/2030		3,312	3,038,727

			20,125,306

ABFunds.com	AB Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 1.8%
Ford Motor Co. 3.25%, 02/12/2032	U.S.$	9,159	$7,486,567
Ford Motor Credit Co. LLC 6.05%, 03/05/2031		3,380	3,300,807
6.125%, 03/08/2034		1,474	1,391,795
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,660	1,410,386
2.70%, 06/10/2031		5,419	4,646,142
3.60%, 06/21/2030		832	765,598
6.40%, 01/09/2033		6,354	6,551,546
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(d)		4,748	4,731,667
Hyundai Capital America 4.55%, 09/26/2029(d)		2,007	1,964,090
5.25%, 01/08/2027(d)		949	955,728
5.30%, 06/24/2029(d)		2,780	2,799,710
5.35%, 03/19/2029(d)		4,737	4,776,033
6.50%, 01/16/2029(d)		1,536	1,604,444

			42,384,513

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(d)		2,838	2,709,467
Hasbro, Inc. 6.05%, 05/14/2034		954	969,283
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(d)		82	82,104

			3,760,854

Consumer Cyclical - Other – 0.5%
Flutter Treasury DAC 5.00%, 04/29/2029(d)	EUR	179	209,772
6.375%, 04/29/2029(d)	U.S.$	347	353,926
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(d)		1,673	1,477,677
Las Vegas Sands Corp. 5.625%, 06/15/2028		3,548	3,546,581
6.00%, 06/14/2030		1,183	1,185,118
Marriott International, Inc./MD 5.10%, 04/15/2032		1,163	1,160,988
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(d)		1,100	951,247
Sands China Ltd. 2.85%, 03/08/2029(f)		318	283,020
5.125%, 08/08/2025(f)		2,880	2,874,240

			12,042,569

4 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(d)	U.S.$	2,313	$2,243,818

Consumer Non-Cyclical – 0.4%
Altria Group, Inc. 5.625%, 02/06/2035		4,764	4,811,449
Cencosud SA 5.95%, 05/28/2031(d)		1,289	1,308,980
Viatris, Inc. 2.70%, 06/22/2030		3,560	3,080,575

			9,201,004

Energy – 0.9%
Continental Resources, Inc./OK 2.875%, 04/01/2032(d)		865	697,259
5.75%, 01/15/2031(d)		5,823	5,739,207
Harbour Energy PLC 6.327%, 04/01/2035(d)		3,175	3,032,125
KazMunayGas National Co. JSC 5.375%, 04/24/2030(d)		2,425	2,357,706
Occidental Petroleum Corp. 5.20%, 08/01/2029		3,682	3,633,103
Raizen Fuels Finance SA 6.45%, 03/05/2034(d)		1,554	1,539,626
6.70%, 02/25/2037(d)		3,175	3,110,865
Var Energi ASA 8.00%, 11/15/2032(d)		1,436	1,572,808

			21,682,699

Technology – 0.5%
Baidu, Inc. 3.425%, 04/07/2030		225	213,328
Dell International LLC/EMC Corp. 5.30%, 04/01/2032		1,985	1,989,685
5.50%, 04/01/2035		3,970	3,893,736
Entegris, Inc. 4.75%, 04/15/2029(d)		1,706	1,662,139
Lenovo Group Ltd. 3.421%, 11/02/2030(d)		509	466,997
SK Hynix, Inc. 5.50%, 01/16/2029(d)		2,000	2,044,380
Western Digital Corp. 2.85%, 02/01/2029		185	168,829

			10,439,094

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(d)		1,881	1,823,159
5.308%, 10/20/2031(d)		4,101	3,921,787

			5,744,946

ABFunds.com	AB Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(d)	U.S.$	466	$430,464
5.875%, 07/05/2034(d)		1,329	1,328,381

			1,758,845

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(d)		4,585	4,309,900

			164,371,973

Financial Institutions – 6.9%
Banking – 5.3%
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,500,181
6.992%, 06/13/2029		4,859	5,048,890
8.00%, 11/01/2031		75	83,057
Series B 4.70%, 05/15/2026(g)		3,727	3,428,393
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, 12/10/2029(d)		1,560	1,579,500
Banco Santander SA 3.225%, 11/22/2032		200	173,298
4.175%, 03/24/2028		2,800	2,775,500
5.552%, 03/14/2028		800	812,320
6.921%, 08/08/2033		5,400	5,754,510
Bank Leumi Le-Israel BM 7.129%, 07/18/2033(d)		1,300	1,329,250
Bank of Ireland Group PLC 5.601%, 03/20/2030(d)		2,576	2,640,889
Barclays PLC 4.942%, 09/10/2030		2,380	2,378,310
5.674%, 03/12/2028		1,312	1,338,122
5.785%, 02/25/2036		1,348	1,348,687
BPCE SA 5.876%, 01/14/2031(d)		2,640	2,719,728
6.293%, 01/14/2036(d)		2,064	2,137,974
Series E 4.125%, 03/08/2033(d)	EUR	400	463,300
CaixaBank SA 5.673%, 03/15/2030(d)	U.S.$	3,239	3,343,134
6.84%, 09/13/2034(d)		3,893	4,230,601
Capital One Financial Corp. 7.624%, 10/30/2031		3,035	3,381,506
Citigroup, Inc. 5.592%, 11/19/2034		1,814	1,822,199
5.827%, 02/13/2035		691	685,292

6 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Credit Agricole SA 5.862%, 01/09/2036(d)	U.S.$	2,177	$2,225,569
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		9,101	8,181,708
5.373%, 01/10/2029		1,855	1,879,282
7.146%, 07/13/2027		962	986,974
Discover Financial Services 7.964%, 11/02/2034		2,530	2,901,556
HSBC Holdings PLC 5.546%, 03/04/2030		7,485	7,671,900
7.399%, 11/13/2034		4,230	4,655,580
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,279,390
NatWest Group PLC 3.032%, 11/28/2035		723	639,052
4.964%, 08/15/2030		3,835	3,853,255
6.475%, 06/01/2034		982	1,016,458
Santander Holdings USA, Inc. 5.473%, 03/20/2029		72	72,284
5.741%, 03/20/2031		2,882	2,910,388
Santander UK Group Holdings PLC 5.694%, 04/15/2031		2,923	2,996,689
Societe Generale SA 5.519%, 01/19/2028(d)		10,276	10,369,203
Standard Chartered PLC 5.545%, 01/21/2029(d)		3,051	3,108,359
6.051% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(d)(g)(h)		7,500	7,023,525
Synchrony Financial 5.45%, 03/06/2031		2,885	2,876,576
5.935%, 08/02/2030		2,476	2,508,163
7.25%, 02/02/2033		350	358,008
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		1,362	1,354,659
UBS Group AG 6.373%, 07/15/2026(d)		1,114	1,116,941
7.125%, 08/10/2034(d)(g)		2,041	1,962,544

			121,922,704

Finance – 0.2%
Aviation Capital Group LLC 4.125%, 08/01/2025(d)		1,592	1,587,096
4.875%, 10/01/2025(d)		1,315	1,313,330
CFAMC II Co., Ltd. Series E 4.875%, 11/22/2026(d)		498	494,579
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(d)		630	625,401

ABFunds.com	AB Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

REC Ltd. 5.625%, 04/11/2028(d)	U.S.$	648	$659,839

			4,680,245

Insurance – 1.2%
Athene Global Funding 1.985%, 08/19/2028(d)		2,152	1,974,439
2.55%, 11/19/2030(d)		1,860	1,637,265
2.717%, 01/07/2029(d)		2,165	2,005,678
5.583%, 01/09/2029(d)		4,595	4,702,431
Generali Series E 5.50%, 10/27/2047(d)	EUR	6,630	7,861,628
Hartford Insurance Group, Inc. (The) Series ICON 6.71% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(d)(h)	U.S.$	3,275	2,979,824
MetLife Capital Trust IV 7.875%, 12/15/2067(d)		4,117	4,463,281
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(d)		2,600	2,599,012

			28,223,558

REITs – 0.2%
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,381,197
Trust Fibra Uno 4.869%, 01/15/2030(d)		3,412	3,168,042

			5,549,239

			160,375,746

Utility – 1.9%
Electric – 1.9%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(d)		3,064	2,944,320
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(d)		1,308	1,143,355
Alexander Funding Trust II 7.467%, 07/31/2028(d)		2,973	3,155,185
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,582	1,598,801
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(d)		1,081	1,095,529
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(i)		3,087	2,677,136
ComEd Financing III 6.35%, 03/15/2033		3,462	3,448,948
Cometa Energia SA de CV 6.375%, 04/24/2035(d)		1,302	1,291,696

8 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(d)	U.S.$	163	$160,245
Engie Energia Chile SA 6.375%, 04/17/2034(d)		2,633	2,707,382
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(d)		417	412,529
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(d)		3,850	3,732,498
Kallpa Generacion SA 4.125%, 08/16/2027(d)		992	973,648
5.875%, 01/30/2032(d)		543	547,615
LG Energy Solution Ltd. 5.375%, 04/02/2030(d)(e)		1,190	1,180,777
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(d)		2,538	2,490,342
Minejesa Capital BV 4.625%, 08/10/2030(d)		3,257	3,169,124
Niagara Energy SAC 5.746%, 10/03/2034(d)		1,325	1,303,879
Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(d)		1,644	1,665,882
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,512	1,536,011
Vistra Operations Co. LLC 5.05%, 12/30/2026(d)		81	81,435
6.95%, 10/15/2033(d)		3,770	4,047,924
Xcel Energy, Inc. 5.60%, 04/15/2035		2,374	2,401,135

			43,765,396

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(d)		667	675,964

			44,441,360

Total Corporates - Investment Grade (cost $367,772,071)			369,189,079

COLLATERALIZED LOAN OBLIGATIONS – 7.1%
CLO - Floating Rate – 7.1%
AIMCO CLO Series 2017-AA, Class AR2 5.409% (CME Term SOFR 3 Month + 1.14%), 01/20/2038(d)(h)		5,000	4,959,880

ABFunds.com	AB Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AIMCO CLO 23 Ltd. Series 2025-23A, Class A 5.394% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(d)(h)	U.S.$	3,600	$3,561,055
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.519% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(d)(h)		3,850	3,849,415
Series 2019-2A, Class BR 6.169% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(d)(h)		2,479	2,462,892
Apidos CLO Lii Series 2025-52A, Class A1 5.394% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(d)(h)		4,800	4,771,642
Apidos CLO XXX Series XXXA, Class A1AR 5.349% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(d)(h)		3,042	3,039,782
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.552% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(d)(h)		5,135	5,128,561
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.541% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(d)(h)		9,437	9,433,518
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R 5.519% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(d)(h)		5,200	5,200,354
Series 2021-4A, Class A1R 5.469% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(d)(h)		5,176	5,145,622
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 7.581% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(d)(h)		2,750	2,682,526
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 6.294% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(d)(h)		5,300	5,297,769
CBAM Ltd. Series 2018-7A, Class B1 6.131% (CME Term SOFR 3 Month + 1.86%), 07/20/2031(d)(h)		1,996	1,996,998

10 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.506% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(d)(h)	U.S.$	5,250	$5,225,509
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.419% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(d)(h)		4,950	4,923,428
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class ARR 5.369% (CME Term SOFR 3 Month + 1.10%), 04/20/2034(d)(h)		4,500	4,481,410
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A2 6.174% (CME Term SOFR 3 Month + 1.89%), 04/26/2031(d)(h)		5,300	5,300,790
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 6.331% (CME Term SOFR 3 Month + 2.06%), 07/21/2031(d)(h)		1,826	1,822,125
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 5.429% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(d)(h)		5,000	4,966,395
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class A1R2 5.479% (CME Term SOFR 3 Month + 1.21%), 01/18/2036(d)(h)		5,000	4,960,860
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.587% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(d)(h)		5,000	4,985,325
Oaktree CLO Ltd. Series 2024-28A, Class A 5.674% (CME Term SOFR 3 Month + 1.34%), 01/15/2038(d)(h)		5,000	4,979,065
OCP CLO Ltd. Series 2025-40A, Class A 5.457% (CME Term SOFR 3 Month + 1.14%), 04/16/2038(d)(h)		5,000	4,939,995
OZLM XVIII Ltd. Series 2018-18A, Class B 6.068% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(d)(h)		5,450	5,431,857
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR 5.489% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(d)(h)		3,600	3,579,829

ABFunds.com	AB Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pikes Peak CLO 17 Ltd. Series 2024-17A, Class A1 5.636% (CME Term SOFR 3 Month + 1.38%), 01/15/2038(d)(h)	U.S.$	3,000	$2,987,442
PPM CLO 8 Ltd. Series 2025-8A, Class A1 5.581% (CME Term SOFR 3 Month + 1.27%), 04/20/2038(d)(h)		5,000	4,963,165
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.572% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(d)(h)		4,423	4,424,847
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.456% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(d)(h)		6,328	6,328,080
Rockford Tower CLO Ltd. Series 2021-2A, Class D 7.781% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(d)(h)		950	941,259
Silver Point CLO 1 Ltd. Series 2022-1A, Class A1R 5.589% (CME Term SOFR 3 Month + 1.32%), 01/20/2038(d)(h)		6,060	6,030,718
Silver Point CLO 8 Ltd. Series 2025-8A, Class A1 5.432% (CME Term SOFR 3 Month + 1.21%), 04/15/2038(d)(h)		5,000	4,941,925
Sixth Street CLO 27 Ltd. Series 2024-27A, Class A 5.697% (CME Term SOFR 3 Month + 1.34%), 01/17/2038(d)(h)		5,000	4,992,540
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR 5.699% (CME Term SOFR 3 Month + 1.43%), 01/20/2034(d)(h)		2,650	2,648,675
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.366% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(d)(h)		5,009	5,003,552
Voya CLO Ltd. Series 2018-3A, Class A1R2 5.456% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(d)(h)		3,375	3,373,029
Series 2024-7A, Class A1 5.596% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(d)(h)		5,000	4,982,525

Total Collateralized Loan Obligations (cost $165,436,233)			164,744,359

12 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 5.2%
Industrial – 4.7%
Basic – 0.1%
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(d)(j)	U.S.$	488	$195,344
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(d)		1,385	1,341,788
ERP Iron Ore LLC 9.039%, 12/31/2019(j)(k)(l)(m)(n)		118	– 0	–
Graphic Packaging International LLC 4.75%, 07/15/2027(d)		32	31,384
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(i)(k)(l)(m)(n)		1,407	– 0	–

			1,568,516

Capital Goods – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(d)	EUR	729	730,562
Bombardier, Inc. 6.00%, 02/15/2028(d)	U.S.$	7	6,917
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(d)		2,346	2,334,035
LSB Industries, Inc. 6.25%, 10/15/2028(d)(f)		1,402	1,315,104
Trinity Industries, Inc. 7.75%, 07/15/2028(d)		1,163	1,198,797
Trivium Packaging Finance BV 3.75%, 08/15/2026(d)(f)	EUR	100	111,683

			5,697,098

Communications - Media – 0.7%
AMC Networks, Inc. 10.25%, 01/15/2029(d)	U.S.$	2,206	2,280,916
Banijay Entertainment SAS 7.00%, 05/01/2029(d)	EUR	1,730	2,038,303
CSC Holdings LLC 11.75%, 01/31/2029(d)	U.S.$	1,298	1,225,507
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(d)		2,841	2,334,450
Neptune Bidco US, Inc. 9.29%, 04/15/2029(d)		2,309	2,054,040
Paramount Global 6.375%, 03/30/2062		1,669	1,604,460
Sinclair Television Group, Inc. 5.50%, 03/01/2030(d)		391	279,381

ABFunds.com	AB Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Univision Communications, Inc. 8.00%, 08/15/2028(d)	U.S.$	3,712	$3,609,400

			15,426,457

Communications - Telecommunications – 0.2%
Altice France SA 5.125%, 07/15/2029(d)		1,984	1,620,611
5.50%, 01/15/2028(d)		878	726,404
5.50%, 10/15/2029(d)		1,528	1,248,941
Fibercop SpA 6.00%, 09/30/2034(d)		1,080	1,004,357

			4,600,313

Consumer Cyclical - Automotive – 0.3%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(d)		3,987	3,427,385
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(i)(l)(m)(n)(o)		2,273	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(i)(l)(m)(n)(o)		933	– 0	–
IHO Verwaltungs GmbH 8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(d)(j)	EUR	506	596,850
Tenneco, Inc. 8.00%, 11/17/2028(d)	U.S.$	3,028	2,887,470

			6,911,705

Consumer Cyclical - Other – 0.2%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(d)		2,099	2,121,669
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 06/01/2029(d)		1,864	1,723,436

			3,845,105

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(d)		2,338	2,378,868

Consumer Cyclical - Retailers – 0.1%
Arko Corp. 5.125%, 11/15/2029(d)		845	676,042
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(d)		1,033	911,550
8.75%, 01/15/2032(d)		500	400,585
11.50%, 08/15/2029(d)		200	189,422

			2,177,599

14 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.8%
Bausch & Lomb Corp. 8.375%, 10/01/2028(d)	U.S.$	7,165	$7,472,737
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(d)		2,079	1,520,705
CVS Health Corp. 7.00%, 03/10/2055		3,261	3,299,284
Embecta Corp. 5.00%, 02/15/2030(d)		652	586,820
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(d)		266	205,239
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(d)(f)(j)		2,286	1,515,649
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(d)(f)(j)		408	380,131
Neogen Food Safety Corp. 8.625%, 07/20/2030(d)		1,594	1,611,550
Opal Bidco SAS 5.50%, 03/31/2032(d)	EUR	1,126	1,266,023
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(d)	U.S.$	904	758,384
Owens & Minor, Inc. 6.625%, 04/01/2030(d)(e)		892	759,609

			19,376,131

Energy – 1.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(d)		619	630,433
CITGO Petroleum Corp. 8.375%, 01/15/2029(d)		6,469	6,485,367
Civitas Resources, Inc. 8.375%, 07/01/2028(d)		2,280	2,239,963
CNX Resources Corp. 6.00%, 01/15/2029(d)		437	423,204
Murphy Oil Corp. 6.00%, 10/01/2032		358	326,077
NFE Financing LLC 12.00%, 11/15/2029(d)		13,356	9,194,622
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(d)		2,055	1,932,954
8.375%, 02/15/2032(d)		1,082	985,691
Sunoco LP 7.00%, 05/01/2029(d)		350	359,846
Venture Global LNG, Inc. 8.125%, 06/01/2028(d)		1,342	1,333,478

ABFunds.com	AB Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.375%, 06/01/2031(d)	U.S.$	689	$664,182
9.00%, 09/30/2029(d)(g)		2,265	1,941,286
9.50%, 02/01/2029(d)		2,886	2,990,387
9.875%, 02/01/2032(d)		2,881	2,929,919

			32,437,409

Other Industrial – 0.0%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(d)		457	462,502

Services – 0.1%
Allied Universal Holdco LLC 7.875%, 02/15/2031(d)		696	711,110
Belron UK Finance PLC 4.625%, 10/15/2029(d)	EUR	368	422,584
Monitronics International, Inc. 9.125%, 04/01/2020(l)(m)(n)(o)	U.S.$	1,835	– 0	–

			1,133,694

Technology – 0.0%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(d)		405	421,961

Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/06/2030(d)(f)(j)		1,052	832,796

Transportation - Services – 0.5%
Hertz Corp. (The) 12.625%, 07/15/2029(d)		3,744	3,642,463
Loxam SAS 4.50%, 02/15/2027(d)	EUR	2,338	2,666,535
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,620	4,608,150

			10,917,148

			108,187,302

Financial Institutions – 0.5%
Banking – 0.1%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(d)		2,704	2,847,609

Finance – 0.2%
Curo SPV LLC 13.00%, 08/02/2027(m)(n)		1,112	1,153,376
Enova International, Inc. 11.25%, 12/15/2028(d)		3,510	3,736,992
Rfna LP 7.875%, 02/15/2030(d)		397	390,140

			5,280,508

16 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.1%
Ardonagh Finco Ltd. 6.875%, 02/15/2031(d)	EUR	1,099	$1,256,332

REITs – 0.1%
Crossgates, Inc. 11.00%, 07/25/2025(m)(n)	U.S.$	1,966	1,930,666

			11,315,115

Utility – 0.0%
Electric – 0.0%
NRG Energy, Inc. 5.75%, 07/15/2029(d)		937	933,224

Total Corporates - Non-Investment Grade (cost $127,685,368)			120,435,641

EMERGING MARKETS - CORPORATE BONDS – 2.8%
Industrial – 2.5%
Basic – 1.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(d)(e)		912	654,360
7.45%, 11/15/2029(d)(e)		3,551	2,745,385
Braskem Netherlands Finance BV 4.50%, 01/10/2028(d)		4,810	4,312,165
8.00%, 10/15/2034(d)		595	527,616
8.50%, 01/12/2031(d)		1,952	1,865,526
CSN Inova Ventures 6.75%, 01/28/2028(d)		1,286	1,197,909
CSN Resources SA 4.625%, 06/10/2031(d)		2,693	2,039,947
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(d)		1,415	1,418,538
Indika Energy Tbk PT 8.75%, 05/07/2029(d)		1,041	970,087
JSW Steel Ltd. 5.05%, 04/05/2032(d)		456	405,521
Periama Holdings LLC/DE 5.95%, 04/19/2026(d)		400	397,500
Sasol Financing USA LLC 8.75%, 05/03/2029(d)		2,570	2,445,509
Stillwater Mining Co. 4.00%, 11/16/2026(d)		3,347	3,200,569
4.50%, 11/16/2029(d)		891	746,630
UPL Corp., Ltd. 4.50%, 03/08/2028(d)		756	695,520
4.625%, 06/16/2030(d)		2,029	1,765,859
Volcan Cia Minera SAA 8.75%, 01/24/2030(d)		1,580	1,487,669

			26,876,310

ABFunds.com	AB Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.2%
Ambipar Lux SARL 10.875%, 02/05/2033(d)	U.S.$	3,545	$3,463,110
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(d)		1,180	1,152,341

			4,615,451

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(d)		427	398,310

Communications - Telecommunications – 0.0%
CT Trust 5.125%, 02/03/2032(d)		617	556,657
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(i)(m)(n)		89	889

			557,546

Consumer Cyclical - Other – 0.1%
MGM China Holdings Ltd. 5.25%, 06/18/2025(d)		895	893,434
5.875%, 05/15/2026(d)		598	593,712
Studio City Co., Ltd. 7.00%, 02/15/2027(d)		336	334,824

			1,821,970

Consumer Non-Cyclical – 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(d)		840	740,779
Biocon Biologics Global PLC 6.67%, 10/09/2029(d)		2,435	2,173,237
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(d)		1,949	1,768,718
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(i)(k)(l)(m)(n)		4,705	471
10.875%, 01/13/2020(i)(k)(l)(m)(n)		750	75
11.75%, 02/09/2025(i)(k)(l)(m)(n)		1,678	168

			4,683,448

Energy – 0.8%
Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(d)		2,057	2,050,292
Canacol Energy Ltd. 5.75%, 11/24/2028(d)(e)		1,797	826,620
Ecopetrol SA 4.625%, 11/02/2031		1,138	925,194
6.875%, 04/29/2030		3,520	3,408,240
8.625%, 01/19/2029		770	802,725
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(d)		2,675	2,093,188

18 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(d)	U.S.$	1,906	$1,834,525
Leviathan Bond Ltd. 6.125%, 06/30/2025(d)		5,071	5,057,746
6.50%, 06/30/2027(d)		850	836,188
SierraCol Energy Andina LLC 6.00%, 06/15/2028(d)		602	553,238

			18,387,956

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(d)		1,315	1,294,946

			58,635,937

Utility – 0.3%
Electric – 0.3%
AES Andes SA 8.15%, 06/10/2055(d)		1,930	1,972,460
India Clean Energy Holdings 4.50%, 04/18/2027(d)		2,686	2,510,067
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(d)		553	531,571
Saavi Energia SARL 8.875%, 02/10/2035(d)		1,190	1,191,488

			6,205,586

Total Emerging Markets - Corporate Bonds (cost $73,912,677)			64,841,523

ASSET-BACKED SECURITIES – 1.9%
Other ABS - Fixed Rate – 1.0%
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(d)		28	27,681
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(d)		5,275	5,326,723
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(d)		1,608	1,609,403
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(d)		5,250	5,264,239
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 0.00%, 10/17/2044(i)		1	1,294
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(d)		5,840	5,933,487

ABFunds.com	AB Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2024-B, Class A 5.42%, 11/20/2037(d)	U.S.$	3,800	$3,845,816
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(d)		701	703,785

			22,712,428

Autos - Fixed Rate – 0.4%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(d)		1,633	1,632,998
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(d)		2,453	2,450,921
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(d)		3,486	3,543,801
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(d)		2,456	2,493,431

			10,121,151

Other ABS - Floating Rate – 0.3%
Capital Street Master Trust Series 2024-1, Class A 5.697% (CME Term SOFR + 1.35%), 10/16/2028(d)(h)		1,749	1,747,900
Pagaya AI Debt Series 2024-S1, Class ABC 7.283%, 09/15/2031(d)(n)		4,385	4,456,328

			6,204,228

Credit Cards - Fixed Rate – 0.2%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(d)		5,050	5,096,612

Total Asset-Backed Securities (cost $43,710,923)			44,134,419

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
Risk Share Floating Rate – 1.1%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.854% (CME Term SOFR + 3.50%), 03/25/2042(d)(h)		2,657	2,745,088
Series 2023-R05, Class 1M1 6.253% (CME Term SOFR + 1.90%), 06/25/2043(d)(h)		3,566	3,592,739

20 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2023-R07, Class 2M1 6.303% (CME Term SOFR + 1.95%), 09/25/2043(d)(h)	U.S.$	2,229	$2,242,094
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class B 12.018% (CME Term SOFR + 7.66%), 12/25/2027(h)		1,115	1,122,733
Series 2015-DNA3, Class B 13.818% (CME Term SOFR + 9.46%), 04/25/2028(h)		2,449	2,521,998
Series 2015-HQA1, Class B 13.268% (CME Term SOFR + 8.91%), 03/25/2028(h)		1,573	1,579,127
Series 2016-DNA1, Class B 14.468% (CME Term SOFR + 10.11%), 07/25/2028(h)		2,210	2,337,737
Series 2023-HQA2, Class M1A 6.354% (CME Term SOFR + 2.00%), 06/25/2043(d)(h)		1,832	1,841,165
Series 2023-HQA3, Class A1 6.204% (CME Term SOFR + 1.85%), 11/25/2043(d)(h)		1,748	1,762,644
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 2M2 11.418% (CME Term SOFR + 7.06%), 08/25/2028(h)		156	160,355
Series 2016-C02, Class 1M2 10.468% (CME Term SOFR + 6.11%), 09/25/2028(h)		557	567,917
Series 2016-C05, Class 2B 15.218% (CME Term SOFR + 10.86%), 01/25/2029(h)		2,719	2,954,143
Series 2016-C07, Class 2B 13.968% (CME Term SOFR + 9.61%), 05/25/2029(h)		1,181	1,265,038
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.968% (CME Term SOFR + 5.61%), 10/25/2025(d)(h)		513	529,792
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.718% (CME Term SOFR + 5.36%), 11/25/2025(d)(h)		182	189,653

			25,412,223

ABFunds.com	AB Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 3119, Class PI 2.741% (7.09% - CME Term SOFR), 02/15/2036(h)(p)	U.S.$	601	$69,712
Series 3856, Class KS 2.091% (6.44% - CME Term SOFR), 05/15/2041(h)(p)		3,354	364,163
Series 4248, Class SL 1.591% (5.94% - CME Term SOFR), 05/15/2041(h)(p)		341	26,103
Series 4372, Class JS 1.641% (5.99% - CME Term SOFR), 08/15/2044(h)(p)		2,050	226,133
Series 4570, Class ST 1.541% (5.89% - CME Term SOFR), 04/15/2046(h)(p)		952	106,455
Series 4735, Class SA 1.741% (6.09% - CME Term SOFR), 12/15/2047(h)(p)		4,672	605,770
Series 4763, Class SB 2.541% (6.89% - CME Term SOFR), 03/15/2048(h)(p)		6,777	1,149,716
Series 4774, Class BS 1.741% (6.09% - CME Term SOFR), 02/15/2048(h)(p)		3,197	412,880
Series 4774, Class SL 1.741% (6.09% - CME Term SOFR), 04/15/2048(h)(p)		4,504	552,475
Series 4927, Class SJ 1.582% (5.94% - CME Term SOFR), 11/25/2049(h)(p)		1,850	188,606
Federal National Mortgage Association REMICS Series 2013-4, Class ST 1.682% (6.04% - CME Term SOFR), 02/25/2043(h)(p)		1,482	166,887
Series 2014-88, Class BS 1.682% (6.04% - CME Term SOFR), 01/25/2045(h)(p)		1,155	133,380
Series 2015-90, Class SA 1.682% (6.04% - CME Term SOFR), 12/25/2045(h)(p)		9,926	1,084,968
Series 2016-69, Class DS 1.632% (5.99% - CME Term SOFR), 10/25/2046(h)(p)		11,993	915,093
Series 2017-49, Class SP 1.682% (6.04% - CME Term SOFR), 07/25/2047(h)(p)		1,317	173,834

22 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-32, Class SB 1.732% (6.09% - CME Term SOFR), 05/25/2048(h)(p)	U.S.$	2,467	$322,904
Series 2018-45, Class SL 1.732% (6.09% - CME Term SOFR), 06/25/2048(h)(p)		1,826	225,982
Series 2018-57, Class SL 1.732% (6.09% - CME Term SOFR), 08/25/2048(h)(p)		4,895	643,722
Series 2018-58, Class SA 1.732% (6.09% - CME Term SOFR), 08/25/2048(h)(p)		2,472	316,316
Series 2018-59, Class HS 1.732% (6.09% - CME Term SOFR), 08/25/2048(h)(p)		5,852	759,924
Series 2019-25, Class SA 1.582% (5.94% - CME Term SOFR), 06/25/2049(h)(p)		2,275	263,187
Series 2019-60, Class SJ 1.582% (5.94% - CME Term SOFR), 10/25/2049(h)(p)		2,147	253,598

			8,961,808

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		782	385,718
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		437	196,009
Series 2007-HY4, Class 1A1 4.863%, 09/25/2047		127	113,961
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.748%, 03/25/2037		71	58,540
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		363	318,597

			1,072,825

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.691% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(h)		319	73,728
Lehman XS Trust Series 2007-10H, Class 2AIO 2.562% (6.89% - CME Term SOFR 1 Month), 07/25/2037(h)(p)		143	18,912

			92,640

ABFunds.com	AB Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(q)	U.S.$	237	$32,489

Total Collateralized Mortgage Obligations (cost $34,491,560)			35,571,985

QUASI-SOVEREIGNS – 1.5%
Quasi-Sovereign Bonds – 1.5%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(d)		1,955	1,966,769

Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(d)		480	463,051
5.95%, 01/08/2034(d)		832	842,816

			1,305,867

Hungary – 0.0%
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 06/29/2028(d)		280	287,876

Indonesia – 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 05/15/2025(d)		2,044	2,040,934

Kazakhstan – 0.1%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(d)		974	962,205
5.625%, 04/07/2030(d)		1,190	1,179,885

			2,142,090

Mexico – 0.9%
Comision Federal de Electricidad 4.688%, 05/15/2029(d)		3,231	3,102,406
4.75%, 02/23/2027(d)		2,180	2,174,550
5.70%, 01/24/2030(d)		1,320	1,294,260
Petroleos Mexicanos 5.50%, 06/27/2044		1,713	1,063,773
5.625%, 01/23/2046		2,696	1,678,260
6.35%, 02/12/2048		2,419	1,533,888
6.375%, 01/23/2045		3,602	2,355,348
6.49%, 01/23/2027		1,455	1,423,499
6.50%, 01/23/2029		587	542,975
8.75%, 06/02/2029		8,647	8,486,195

			23,655,154

24 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(d)	U.S.$	1,294	$1,301,279

Turkey – 0.1%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(d)		1,901	1,873,683

Total Quasi-Sovereigns (cost $35,070,117)			34,573,652

AGENCIES – 1.3%
Agency Debentures – 1.3%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,470,594
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(e)		10,400	11,830,276
6.75%, 03/15/2031		4,000	4,587,354
Series GDIF 6.75%, 09/15/2029		4,606	5,156,559

Total Agencies (cost $33,362,752)			31,044,783

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non-Agency Fixed Rate CMBS – 1.1%
BANK Series 2020-BN25, Class XA 0.984%, 01/15/2063(q)		61,851	2,017,178
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.984%, 07/15/2049		372	354,914
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.468%, 05/15/2052(q)		10,251	426,842
CD Mortgage Trust Series 2017-CD3, Class XA 1.079%, 02/10/2050(q)		12,434	156,607
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.727%, 05/10/2058(q)		10,012	72,961
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		4,350	4,279,881
Commercial Mortgage Trust Series 2015-CR27, Class XA 1.046%, 10/10/2048(q)		5,801	2,757

ABFunds.com	AB Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052	U.S.$	960	$904,627
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.295%, 08/10/2044(d)		375	325,500
Series 2011-GC5, Class D 5.295%, 08/10/2044(d)		4,025	2,872,707
Series 2016-GS3, Class XA 1.306%, 10/10/2049(q)		28,597	288,253
Series 2019-GC39, Class XA 1.239%, 05/10/2052(q)		11,991	452,570
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.69%, 12/15/2047(d)		5,650	5,173,705
Series 2012-LC9, Class G 3.69%, 12/15/2047(d)		831	485,390
Series 2016-JP2, Class XA 1.936%, 08/15/2049(q)		12,698	139,122
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 1.039%, 11/13/2052(q)		35,448	1,100,442
LCCM Series 2017-LC26, Class XA 1.679%, 07/12/2050(d)(q)		30,686	719,841
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.929%, 05/15/2046(d)		680	610,296
Series 2015-C22, Class XA 0.877%, 04/15/2048(q)		2,511	43
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.631%, 06/15/2050(q)		5,842	127,757
Series 2019-C16, Class XA 1.685%, 04/15/2052(q)		13,747	577,488
Series 2019-C18, Class XA 1.111%, 12/15/2052(q)		41,281	1,348,380
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(d)		1,033	974,510
Series 2013-C5, Class C 3.844%, 03/10/2046(d)		782	700,960
Wells Fargo Commercial Mortgage Trust Series 2016-C36, Class XA 1.294%, 11/15/2059(q)		39,705	445,899

26 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-LC24, Class XA 1.747%, 10/15/2049(q)	U.S.$	24,854	$389,258
Series 2016-LC25, Class XA 0.959%, 12/15/2059(q)		15,870	149,028
Series 2019-C52, Class XA 1.704%, 08/15/2052(q)		16,835	870,454
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.149%, 06/15/2044(d)		489	445,353

			26,412,723

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.122%, 11/16/2045(q)		81	– 0	–

Total Commercial Mortgage-Backed Securities (cost $28,699,733)			26,412,723

EMERGING MARKETS - SOVEREIGNS – 1.1%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(d)		6,169	4,917,865

Dominican Republic – 0.3%
Dominican Republic International Bond 4.50%, 01/30/2030(d)		5,298	4,934,425
8.625%, 04/20/2027(d)		549	567,461

			5,501,886

El Salvador – 0.1%
El Salvador Government International Bond 7.125%, 01/20/2050(d)		403	321,594
8.625%, 02/28/2029(d)		1,330	1,349,950
9.65%, 11/21/2054(d)		1,249	1,239,008

			2,910,552

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(d)		1,285	1,278,575

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(d)	EUR	353	343,483
5.75%, 12/31/2032(d)(f)	U.S.$	1,307	1,192,917
6.375%, 03/03/2028(d)		1,073	1,053,890

			2,590,290

ABFunds.com	AB Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Nigeria – 0.0%
Nigeria Government International Bond 6.125%, 09/28/2028(d)	U.S.$	233	$207,195
7.143%, 02/23/2030(d)		211	182,258
7.875%, 02/16/2032(d)		226	192,721

			582,174

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(d)	EUR	1,465	1,389,937
6.25%, 05/23/2033(d)	U.S.$	1,185	821,797

			2,211,734

Turkey – 0.1%
Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030		3,084	2,846,532

Ukraine – 0.1%
Ukraine Government International Bond 0.00%, 02/01/2030(d)(f)		214	104,059
0.00%, 02/01/2034(d)(f)		617	231,430
1.75%, 02/01/2035(d)(f)		1,549	754,520
1.75%, 02/01/2036(d)(f)		1,242	597,626

			1,687,635

Total Emerging Markets - Sovereigns (cost $26,484,693)			24,527,243

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Chile – 0.0%
Chile Electricity Lux Mpc II SARL 5.672%, 10/20/2035(d)		638	639,835

Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		864	695,736
5.00%, 06/15/2045		1,350	880,875
7.375%, 04/25/2030		2,059	2,089,885
8.00%, 11/14/2035		2,009	1,976,856

			5,643,352

Panama – 0.2%
Panama Government International Bond 6.875%, 01/31/2036		677	656,054
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,960,542

			5,616,596

28 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(d)	U.S.$	5,280	$4,671,163

Trinidad & Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(d)		484	476,135

Total Governments - Sovereign Bonds (cost $17,906,374)			17,047,081

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2010-B 5.178%, 04/01/2030		2,560	2,618,938
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(i)		6,915	6,234,820

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,853,758

BANK LOANS – 0.2%
Industrial – 0.2%
Technology – 0.2%
Broadcom, Inc. 5.452% (CME Term SOFR 1 Month + 1.13%), 08/15/2028(n)(r)		2,876	2,872,655
Clover Holdings SPV III LLC 15.000%, 12/09/2027(n)		27	26,500
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(l)(m)(n)(r)(s)		4,133	31,000
Peraton Corp. 8.172% (CME Term SOFR 1 Month + 3.750%), 02/01/2028(r)		1,559	1,403,662
Veritas US, Inc. 4.500%, 12/09/2029		31	29,897
12.299% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(r)		31	29,897

Total Bank Loans (cost $8,615,357)			4,393,611

ABFunds.com	AB Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

COMMON STOCKS – 0.2%
Financials – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(l)(n)	135,587	$610,142
Nordic Aviation Capital DAC(l)(m)(n)	103,735	1,945,031

		2,555,173

Industrials – 0.1%
Consumer Non-Cyclical – 0.0%
AG Tracker(l)(n)	53,417	– 0	–

Transportation Infrastructure – 0.1%
Spirit Airlines LLC(l)(n)	53,842	637,112

		637,112

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(l)(m)	106,620	578,947

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Paysafe Ltd.(l)	8,409	128,069

Consumer Discretionary – 0.0%
Automobile Components – 0.0%
Energy Technology(l)(n)	497	105,861

Broadline Retail – 0.0%
ATD New Holdings, Inc.(l)(n)	29,486	– 0	–

		105,861

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(l)(m)(n)(o)	71,086	12,795

Total Common Stocks (cost $6,771,716)		4,017,957

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Auto Components – 0.1%
Energy Technology 0.00%(l)(n)	3,093	3,133,209

Technology – 0.0%
Veritas US, Inc. 0.00%(i)(l)(n)	1,336	29,363

Total Preferred Stocks (cost $2,346,857)		3,162,572

30 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(d) (cost $1,025,381)	U.S.$	1,031	$1,032,206

		Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(t)(u)(v) (cost $8,050,935)		8,050,935	8,050,935

Total Investments – 120.0% (cost $2,794,658,424)			2,782,379,198
Other assets less liabilities – (20.0)%			(464,307,407)

Net Assets – 100.0%			$2,318,071,791

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	11	June 2025	$1,370,976	$15,674
U.S. T-Note 5 Yr (CBT) Futures	784	June 2025	85,609,125	1,961,520
U.S. T-Note 10 Yr (CBT) Futures	2,962	June 2025	332,391,938	7,020,141
U.S. Ultra Bond (CBT) Futures	189	June 2025	22,874,906	260,606

Sold Contracts
U.S. 10 Yr Ultra Futures	37	June 2025	4,245,172	(16,491)
U.S. Long Bond (CBT) Futures	33	June 2025	3,848,625	(108,331)
U.S. T-Note 2 Yr (CBT) Futures	841	June 2025	175,052,836	(1,702,305)

				$7,430,814

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	CAD	2,911	USD	2,060	06/18/2025	$(56,671)
Morgan Stanley Capital Services, Inc.	EUR	16,712	USD	17,613	05/09/2025	(1,324,041)

						$(1,380,712)

ABFunds.com	AB Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 06/20/2030*	(1.00)%	Quarterly	0.92%	USD	69,843	$(339,175)	$(812,570)	$473,395
United Mexican States, 4.150%, 03/28/2027, 06/20/2030*	(1.00)	Quarterly	1.40	USD	6,000	103,072	102,063	1,009
Sale Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	5.00	Quarterly	4.12	USD	170,800	7,147,576	6,497,508	650,068
CDX-NAIG Series 44, 5 Year Index, 06/20/2030*	1.00	Quarterly	0.68	USD	69,515	1,104,237	1,032,627	71,610

						$8,015,710	$6,819,628	$1,196,082

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 822	03/25/2026	$10,374
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 795	03/25/2026	(16,871)
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 125	03/19/2026	(63,775)
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 712	03/25/2026	(347,623)
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 709	03/26/2026	(350,278)
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 698	03/30/2026	(361,778)
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD 696	03/27/2026	(363,235)

					$(1,493,186)

32 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at April 30, 2025
Barclay Capital, Inc.†	USD	988	2.00%	–	$990,272
Barclay Capital, Inc.†	USD	778	2.25%	–	779,729
HSBC Securities (USA), Inc.†	USD	10,673	4.10%	–	10,834,666
Jefferies LLC†	USD	109	2.25%	–	109,120
Nomura UK†	USD	227	0.50%	–	227,460
Nomura UK†	USD	2,901	1.00%	–	2,909,078
Nomura UK†	USD	723	2.25%	–	724,442
Nomura UK†	USD	553	2.25%	–	553,160
Standard Chartered Bank†	USD	982	3.00%	–	982,229

					$18,110,156

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on April 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Agencies	$10,834,666	$	– 0	–	$	– 0	–	$	– 0	–	$10,834,666
Corporates – Investment Grade	1,209,689		– 0	–		– 0	–		– 0	–	1,209,689
Corporates – Non-Investment Grade	779,729		– 0	–		– 0	–		– 0	–	779,729
Emerging Markets – Corporate Bonds	5,286,072		– 0	–		– 0	–		– 0	–	5,286,072

Total	$18,110,156	$	– 0	–	$	– 0	–	$	– 0	–	$18,110,156

**	Principal amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $658,326,648 or 28.4% of net assets.

(e)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

ABFunds.com	AB Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	08/31/2021 - 10/27/2021	$2,834,093		$2,677,136		0.12%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 0.00%, 10/17/2044	09/04/2019	1,335		1,294		0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	11,610		889		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019 - 12/01/2019	692,006		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	861,787		– 0	–	0.00%
Veritas US, Inc. 0.00%	12/09/2024	20,921		29,363		0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	06/13/2013 - 01/27/2014	3,480,601		471		0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965		75		0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	01/29/2014 - 02/03/2014	909,735		168		0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000		6,234,820		0.27%

(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2025.

(k)	Defaulted matured security.

(l)	Non-income producing security.

(m)	Fair valued by the Adviser.

(n)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(o)	Escrow shares.

(p)	Inverse interest only security.

(q)	IO – Interest Only.

(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at April 30, 2025.

(s)	Defaulted.

(t)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(u)	The rate shown represents the 7-day yield as of period end.

(v)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

USD – United States Dollar

34 AB Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Merchantile Exchange

FedFundEffective – Federal Funds Effective Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

ABFunds.com	AB Income Fund 35

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,786,607,489)	$2,774,328,263
Affiliated issuers (cost $8,050,935)	8,050,935
Cash collateral due from broker	1,241,145
Foreign currencies, at value (cost $3,801,086)	3,997,797
Receivable for investment securities sold	65,254,775
Unaffiliated interest and dividends receivable	21,283,869
Receivable for capital stock sold	1,006,168
Receivable for variation margin on centrally cleared swaps	294,937
Receivable due from Adviser	118,185
Affiliated dividends receivable	46,435
Receivable for variation margin on futures	40,284
Unrealized appreciation on total return swaps	10,374

Total assets	2,875,673,167

Liabilities
Due to custodian	167,163
Payable for investment securities purchased	518,634,155
Payable for reverse repurchase agreements	18,110,156
Payable for capital stock redeemed	8,278,588
Cash collateral due to broker	5,662,000
Unrealized depreciation on total return swaps	1,503,560
Unrealized depreciation on forward currency exchange contracts	1,380,712
Dividends payable	1,006,477
Advisory fee payable	864,677
Foreign capital gains tax payable	313,809
Distribution fee payable	77,023
Transfer Agent fee payable	59,599
Administrative fee payable	30,671
Directors’ fees payable	8,473
Payable for newly entered centrally cleared interest rate swaps	885,021
Accrued expenses	619,292

Total liabilities	557,601,376

Net Assets	$2,318,071,791

Composition of Net Assets
Capital stock, at par	$361,166
Additional paid-in capital	3,099,920,284
Accumulated loss	(782,209,659)

Net Assets	$2,318,071,791

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$110,426,106	17,226,547	$6.41	*

C	$65,870,370	10,261,912	$6.42

Advisor	$2,124,792,613	331,032,745	$6.42

Z	$16,982,702	2,644,589	$6.42

*	The maximum offering price per share for Class A shares was $6.69 which reflects a sales charge of 4.25%.

See notes to financial statements.

36 AB Income Fund	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2025 (unaudited)

Investment Income
Interest	$66,959,248
Dividends
Unaffiliated issuers	28,705
Affiliated issuers	395,765
Other income	38,497	$67,422,215

Expenses
Advisory fee (see Note B)	5,366,910
Distribution fee—Class A	139,858
Distribution fee—Class C	352,863
Transfer agency—Class A	45,114
Transfer agency—Class C	28,437
Transfer agency—Advisor Class	881,018
Transfer agency—Class Z	1,566
Custody and accounting	120,035
Printing	94,131
Audit and tax	71,579
Registration fees	53,873
Administrative	50,209
Legal	35,888
Directors’ fees	26,811
Miscellaneous	32,477

Total expenses before interest expense/bank overdraft	7,300,769
Interest expense/bank overdraft	305,780

Total expenses	7,606,549
Less: expenses waived and reimbursed by the Adviser (see Note B)	(638,485)

Net expenses		6,968,064

Net investment income		60,454,151

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		(13,415,513)
Forward currency exchange contracts		4,732,709
Futures		(9,279,867)
Swaps		(1,322,980)
Swaptions written		(301,438)
Foreign currency transactions		(7,138,470)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		19,711,001
Forward currency exchange contracts		(8,136,483)
Futures		21,523,611
Swaps		(317,695)
Foreign currency denominated assets and liabilities		210,178

Net gain on investment and foreign currency transactions		6,265,053

Net Increase in Net Assets from Operations		$66,719,204

(a)	Net of foreign realized capital gains taxes of $4,223.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $26,005.

See notes to financial statements.

ABFunds.com	AB Income Fund 37

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$60,454,151	$132,041,839
Net realized gain (loss) on investment and foreign currency transactions	(26,725,559)	17,640,381
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	32,990,612	142,750,137

Net increase in net assets from operations	66,719,204	292,432,357
Distributions to Shareholders
Class A	(2,827,536)	(6,427,266)
Class C	(1,515,384)	(3,587,037)
Advisor Class	(57,935,933)	(125,347,943)
Class Z	(386,109)	(774,369)
Capital Stock Transactions
Net decrease	(199,674,954)	(44,698,442)

Total increase (decrease)	(195,620,712)	111,597,300
Net Assets
Beginning of period	2,513,692,503	2,402,095,203

End of period	$2,318,071,791	$2,513,692,503

See notes to financial statements.

38 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Income Fund (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable

ABFunds.com	AB Income Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

42 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$1,113,896,756		$	– 0	–	$1,113,896,756
Mortgage Pass-Throughs		– 0	–	706,448,915			– 0	–	706,448,915
Corporates – Investment Grade		– 0	–	369,189,079			– 0	–	369,189,079
Collateralized Loan Obligations		– 0	–	164,744,359			– 0	–	164,744,359
Corporates – Non-Investment Grade		– 0	–	117,351,599			3,084,042	(a)	120,435,641
Emerging Markets – Corporate Bonds		– 0	–	64,839,920			1,603		64,841,523
Asset-Backed Securities		– 0	–	39,678,091			4,456,328		44,134,419
Collateralized Mortgage Obligations		– 0	–	35,571,985			– 0	–	35,571,985
Quasi-Sovereigns		– 0	–	34,573,652			– 0	–	34,573,652
Agencies		– 0	–	31,044,783			– 0	–	31,044,783
Commercial Mortgage-Backed Securities		– 0	–	26,412,723			– 0	–	26,412,723
Emerging Markets – Sovereigns		– 0	–	24,527,243			– 0	–	24,527,243
Governments – Sovereign Bonds		– 0	–	17,047,081			– 0	–	17,047,081
Local Governments – US Municipal Bonds		– 0	–	8,853,758			– 0	–	8,853,758
Bank Loans		– 0	–	1,463,456			2,930,155		4,393,611
Common Stocks		707,016		– 0	–		3,310,941	(a)	4,017,957
Preferred Stocks		– 0	–	– 0	–		3,162,572		3,162,572
Governments – Sovereign Agencies		– 0	–	1,032,206			– 0	–	1,032,206
Short-Term Investments		8,050,935		– 0	–		– 0	–	8,050,935

Total Investments in Securities		8,757,951		2,756,675,606			16,945,641	(a)	2,782,379,198
Other Financial Instruments(b):
Assets:
Futures		9,257,941		– 0	–		– 0	–	9,257,941	(c)
Centrally Cleared Credit Default Swaps		– 0	–	8,354,885			– 0	–	8,354,885	(c)
Total Return Swaps		– 0	–	10,374			– 0	–	10,374

ABFunds.com	AB Income Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1		Level 2			Level 3			Total
Liabilities:
Futures	$(1,827,127)		$	– 0	–	$	– 0	–	$(1,827,127	)(c)
Forward Currency Exchange Contracts	– 0	–		(1,380,712)			– 0	–	(1,380,712)
Centrally Cleared Credit Default Swaps	– 0	–		(339,175)			– 0	–	(339,175	)(c)
Total Return Swaps	– 0	–		(1,503,560)			– 0	–	(1,503,560)

Total	$16,188,765			$2,761,817,418			$16,945,641	(a)	$2,794,951,824

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The

44 AB Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion of the Fund’s average daily net assets, .40% of the excess over $2.5 billion up to $5 billion and .35% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .77%, 1.52%, .52%, and .52% of daily average net assets for Class A, Class C, Advisor Class, and Class Z shares, respectively. For the six months ended April 30, 2025, such reimbursement/waivers amounted to $619,962. The Expense Caps may not be terminated by the Adviser before January 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2025, the reimbursement for such services amounted to $50,209.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $206,982 for the six months ended April 30, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,313 from the sale of Class A shares and received $475 and $8,777 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2025, such waiver amounted to $18,523.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,094	$375,938	$377,981	$8,051	$396

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,238,067 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote.

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NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$287,139,852	$420,899,069
U.S. government securities	3,525,010,077	3,538,533,341

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$49,662,991
Gross unrealized depreciation	(56,189,219)

Net unrealized depreciation	$(6,526,228)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is

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NOTES TO FINANCIAL STATEMENTS (continued)

effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2025, the Fund held forward currency exchange contracts for hedging purposes.

•	Option Transactions

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended April 30, 2025, the Fund held written swaptions for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the

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underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund,

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or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2025, the Fund held credit default swaps for hedging purposes.

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Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the six months ended April 30, 2025, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$9,257,941	*	Payable for variation margin on futures	$1,827,127	*

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Receivable for variation margin on centrally cleared swaps	$1,196,082	*

Foreign currency contracts				Unrealized depreciation on forward currency exchange contracts	$1,380,712

Equity contracts	Unrealized appreciation on total return swaps	10,374		Unrealized depreciation on total return swaps	1,503,560

Total		$10,464,397			$4,711,399

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(9,279,867)	$21,523,611

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	4,732,709	(8,136,483)

Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation (depreciation) of swaptions written	(301,438)	– 0	–

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(885,021)	– 0	–

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(437,959)		$1,175,491

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	– 0	–	(1,493,186)

Total		$(6,171,576)		$13,069,433

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2025:

Futures:
Average notional amount of buy contracts	$787,959,145
Average notional amount of sale contracts	$283,416,984

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$2,053,403	(a)
Average principal amount of sale contracts	$82,474,233

Swaptions Written:
Average notional amount	$59,000,000	(a)

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$126,599,714
Average notional amount of sale contracts	$101,947,857

Total Return Swaps:
Average notional amount	$5,222,343	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Goldman Sachs International	$10,374	$(10,374)		$	– 0	–	$	– 0	–	$	– 0	–

Total	$10,374	$(10,374)		$	– 0	–	$	– 0	–	$	– 0	–

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Goldman Sachs International	$1,503,560	$(10,374)			$(1,169,144)			$(324,042)		$	– 0	–
JPMorgan Chase Bank	56,671	– 0	–		(56,671)			– 0	–		– 0	–
Morgan Stanley Capital Services, Inc.	1,324,041	– 0	–		– 0	–		– 0	–		1,324,041

Total	$2,884,272	$(10,374)			$(1,225,815)			$(324,042)			$1,324,041	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Fund may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

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The Fund may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended April 30, 2025, the Fund earned drop income of $1,259,682 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the six months ended April 30, 2025, the average amount of reverse repurchase agreements outstanding was $17,294,817 and the daily weighted average interest rate was 3.36%. At April 30, 2025, the Fund had reverse repurchase agreements outstanding in the amount of $18,110,156 as reported on the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of April 30, 2025:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$1,770,001	$(1,636,172)	$133,829
HSBC Securities (USA), Inc.	10,834,666	(10,834,666)	– 0	–
Jefferies LLC	109,120	(108,190)	930
Nomura UK	4,414,140	(4,295,682)	118,458
Standard Chartered Bank	982,229	(982,229)	– 0	–

Total	$18,110,156	$(17,856,939)	$253,217

†	Including accrued interest.
*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024

Class A
Shares sold	1,941,432	3,408,640	$12,351,495	$21,914,241

Shares issued in reinvestment of dividends	284,667	679,162	1,820,063	4,345,765

Shares converted from Class C	415,644	801,475	2,655,418	5,125,116

Shares redeemed	(4,116,545)	(7,204,997)	(26,172,805)	(45,970,707)

Net decrease	(1,474,802)	(2,315,720)	$(9,345,829)	$(14,585,585)

Class C
Shares sold	357,288	1,518,113	$2,282,519	$9,786,895

Shares issued in reinvestment of dividends	157,210	344,130	1,006,284	2,204,980

Shares converted to Class A	(414,994)	(800,319)	(2,655,418)	(5,125,116)

Shares redeemed	(1,931,693)	(3,188,371)	(12,317,033)	(20,367,778)

Net decrease	(1,832,189)	(2,126,447)	$(11,683,648)	$(13,501,019)

Advisor Class
Shares sold	39,860,589	128,466,875	$253,831,717	$823,329,350

Shares issued in reinvestment of dividends	6,335,302	13,353,017	40,557,538	85,558,562

Shares redeemed	(74,898,847)	(143,652,624)	(477,377,138)	(917,813,910)

Net decrease	(28,702,956)	(1,832,732)	$(182,987,883)	$(8,925,998)

Class Z
Shares sold	812,434	999,232	$5,156,403	$6,307,515

Shares issued in reinvestment of dividends	59,059	100,708	378,479	645,244

Shares redeemed	(187,277)	(2,280,291)	(1,192,476)	(14,638,599)

Net increase (decrease)	684,216	(1,180,351)	$4,342,406	$(7,685,840)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic

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changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline, as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

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Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$136,136,615		$109,459,669

Total taxable distributions paid	$136,136,615		$109,459,669
Return of Capital	– 0	–	22,008,796

Total distributions paid	$136,136,615		$131,468,465

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(740,730,113	)(a)
Unrealized appreciation (depreciation)	(39,642,026	)(b)

Total accumulated earnings (deficit)	$(780,372,139	)(c)

(a)

As of October 31, 2024, the Fund had a net capital loss carryforward of $737,334,616. During the fiscal year, the Fund utilized $51,271,983 of capital loss carry forwards to offset current year net realized gains. As of October 31, 2024, the cumulative deferred loss on straddles was $3,395,497.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the tax treatment of defaulted securities, the accrual of foreign capital gains tax, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $188,828,393 and a net long-term capital loss carryforward of $548,506,223, which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

62 AB Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.40	$ 6.00	$ 6.19	$ 7.89	$ 7.96	$ 7.98

Income From Investment Operations

Net investment income(a)(b)	.15	.32	.28	.23	.24	.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	.41	(.16)	(1.69)	(.04)	.02	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.17	.73	.12	(1.46)	.20	.28

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.33)	(.26)	(.24)	(.27)	(.30)

Return of capital	– 0	–	– 0	–	(.05)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.16)	(.33)	(.31)	(.24)	(.27)	(.30)

Net asset value, end of period	$ 6.41	$ 6.40	$ 6.00	$ 6.19	$ 7.89	$ 7.96

Total Return

Total investment return based on net asset value(e)*	2.69%	12.24%	1.76%	(18.83)%	2.48%	3.55%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$110,426	$119,623	$126,078	$159,887	$265,990	$289,619

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.79	%^	.80%	1.81%	1.04%	.79%	.78%

Expenses, before waivers/reimbursements(f)	.85	%^	.85%	1.86%	1.08%	.80%	.80%

Net investment income(b)	4.87	%^	4.95%	4.30%	3.15%	3.04%	3.24%

Portfolio turnover rate**	134%	278%	231%	167%	166%	246%

See footnote summary on page 66-67.

ABFunds.com	AB Income Fund 63

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97	$ 7.99

Income From Investment Operations

Net investment income(a)(b)	.13	.27	.23	.17	.18	.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	.41	(.16)	(1.68)	(.04)	.02	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.15	.68	.07	(1.51)	.14	.22

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.28)	(.22)	(.19)	(.21)	(.24)

Return of capital	– 0	–	– 0	–	(.04)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.28)	(.26)	(.19)	(.21)	(.24)

Net asset value, end of period	$ 6.42	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Total Return

Total investment return based on net asset value(e)*	2.30%	11.38%	1.00%	(19.41)%	1.71%	2.77%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,870	$77,464	$85,418	$113,982	$194,363	$217,968

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	1.54	%^	1.55%	2.54%	1.79%	1.54%	1.53%

Expenses, before waivers/reimbursements(f)	1.60	%^	1.60%	2.60%	1.82%	1.55%	1.55%

Net investment income(b)	4.11	%^	4.19%	3.57%	2.39%	2.29%	2.49%

Portfolio turnover rate**	134%	278%	231%	167%	166%	246%

See footnote summary on page 66-67.

64 AB Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 6.40	$ 6.01	$ 6.20	$ 7.90	$ 7.97	$ 7.99

Income From Investment Operations

Net investment income(a)(b)	.16	.33	.29	.24	.26	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03	.40	(.15)	(1.68)	(.04)	.03	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.19	.73	.14	(1.44)	.22	.30

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.34)	(.27)	(.26)	(.29)	(.32)

Return of capital	– 0	–	– 0	–	(.06)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.17)	(.34)	(.33)	(.26)	(.29)	(.32)

Net asset value, end of period	$ 6.42	$ 6.40	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Total Return

Total investment return based on:

Net asset value(e)*	2.97%	12.33%	2.02%	(18.60)%	2.73%	3.80%
Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$2,125	$2,304	$2,172	$2,334	$4,152	$4,097

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.54	%^	.55%	1.55%	.79%	.54%	.53%

Expenses, before waivers/reimbursements(f)	.60	%^	.60%	1.61%	.82%	.55%	.55%

Net investment income(b)	5.11	%^	5.19%	4.54%	3.38%	3.28%	3.48%

Portfolio turnover rate**	134%	278%	231%	167%	166%	246%

See footnote summary on page 66-67.

ABFunds.com	AB Income Fund 65

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,	November 20, 2019(g) to 2020
2024	2023	2022	2021

Net asset value, beginning of period	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97	$ 7.97

Income From Investment Operations

Net investment income(a)(b)	.16	.33	.29	.25	.27	.27

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.02	.41	(.15)	(1.69)	(.05)	.03	(c)

Net increase (decrease) in net asset value from operations	.18	.74	.14	(1.44)	.22	.30

Less: Dividends and Distributions

Dividends from net investment income	(.17)	(.34)	(.27)	(.26)	(.29)	(.30)

Return of capital	– 0	–	– 0	–	(.06)	– 0	–	– 0	–	– 0	–

Total distributions	(.17)	(.34)	(.33)	(.26)	(.29)	(.30)

Net asset value, end of period	$ 6.42	$ 6.41	$ 6.01	$ 6.20	$ 7.90	$ 7.97

Total Return

Total investment return based on net asset value(e)*	2.81%	12.51%	2.02%	(18.57)%	2.78%	3.89%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,983	$12,562	$18,861	$21,026	$30,118	$18,492

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)	.54	%^	.54%	1.55%	.78%	.49%	.48	%^

Expenses, before waivers/reimbursements(f)	.54	%^	.54%	1.55%	.78%	.49%	.48	%^

Net investment income(b)	5.13	%^	5.18%	4.56%	3.44%	3.32%	3.49	%^

Portfolio turnover rate**	134%	278%	231%	167%	166%	246%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

66 AB Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(f)	The expense ratios, excluding interest/bank overdraft expense are:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.77	%^	.77%	.77%	.77%	.77%	.77%
Before waivers/reimbursements	.82	%^	.82%	.83%	.80%	.78%	.79%
Class C
Net of waivers/reimbursements	1.52	%^	1.52%	1.52%	1.52%	1.52%	1.52%
Before waivers/reimbursements	1.57	%^	1.57%	1.58%	1.55%	1.53%	1.54%
Advisor Class
Net of waivers/reimbursements	.52	%^	.52%	.52%	.52%	.52%	.52%
Before waivers/reimbursements	.57	%^	.57%	.58%	.55%	.53%	.54%
Class Z
Net of waivers/reimbursements	.51	%^	.51%	.51%	.49%	.47%	.46%^
Before waivers/reimbursements	.51	%^	.51%	.52%	.49%	.47%	.46%^

(g)	Commencement of distributions.

*	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by .04% for the year ended October 31, 2021.

^	Annualized.

**	The Fund accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

ABFunds.com	AB Income Fund 67

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Income Fund (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

68 AB Income Fund	ABFunds.com

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

ABFunds.com	AB Income Fund 69

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is

70 AB Income Fund	ABFunds.com

responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels and that the Fund’s net assets were at the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced if the net assets of the Fund increase in the future. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets increase in the future.

ABFunds.com	AB Income Fund 71

NOTES

72 AB Income Fund	ABFunds.com

AB INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

IF-0152-0425

April 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Municipal Bond Inflation Strategy

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.9%
Long-Term Municipal Bonds – 90.0%
Alabama – 4.6%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group) Series 2015 5.00%, 06/01/2028	$3,905	$3,906,467
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	5,965	6,284,425
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-A 5.25%, 01/01/2054	1,830	1,924,856
Series 2023-D 4.751% (SOFR + 1.85%), 06/01/2049(a)	2,500	2,538,699
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,015	1,061,002
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	1,100	1,149,305
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	16,155	15,846,301
Series 2022-D 4.00%, 07/01/2052	2,555	2,553,542
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,675	1,547,890
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	2,000	2,089,385
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,705	1,747,400

ABFunds.com	AB Municipal Bond Inflation Strategy 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	$1,085	$1,116,894
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,027,139
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	18,485	18,173,324
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,086,940
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	3,000	3,100,017

		66,153,586

Alaska – 0.3%
Alaska Housing Finance Corp. (Prerefunded – Others) Series 2023 4.39%, 07/01/2026(b)	4,000	4,002,675

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,345,902
Series 2018 6.50%, 09/01/2028(b)	245	254,085

		1,599,987

Arizona – 2.5%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2030	935	941,030
5.00%, 11/01/2031	800	849,681
5.00%, 11/01/2032	650	687,162
5.00%, 11/01/2033	900	948,549
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	446,079

2 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c)(d)(e)	$1,000	$30,000
6.75%, 07/01/2026(c)(d)(e)	1,000	30,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,723,038
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	935,931
Series 2024-B 5.68%, 01/01/2043(b)	215	201,171
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,078,018
Series 2024 4.00%, 06/01/2049	2,000	1,988,858
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,408,101
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2043	4,000	4,015,595
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,078,908
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,500	1,500,730
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,028,429
5.00%, 12/01/2044	1,000	1,023,267
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,500	2,640,843

ABFunds.com	AB Municipal Bond Inflation Strategy 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Arizona Lottery Revenue (Prerefunded – US Treasuries) Series 2019 5.00%, 07/01/2028	$5,000	$5,288,407
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.00%, 08/01/2041	1,600	1,672,761

		36,516,558

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,000	1,084,063
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	925	903,094

		1,987,157

California – 8.7%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,865,341
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	2,500	2,202,274
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065(c)	4,752	4,403,258
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	2,000	2,101,715
Series 2024 5.00%, 08/01/2055	1,000	1,048,080
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,000	1,030,122
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	3,090	3,210,305

4 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	$1,125	$1,182,238
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,315	2,434,125
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,553,642
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	985	810,922
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	937	891,168
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,755	4,664,384
Series 2021-2, Class X 0.825%, 03/25/2035(f)	2,377	99,335
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,892	1,724,889
California State University (California State University) Series 2021-B 2.374%, 11/01/2035	1,000	785,956
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	1,000	1,056,009
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042(g)	4,505	4,822,906
5.00%, 06/01/2043(g)	1,500	1,599,736

ABFunds.com	AB Municipal Bond Inflation Strategy 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2035	$4,000	$4,170,453
Series 2022 5.00%, 05/15/2028	4,000	4,154,321
Series 2025 5.00%, 05/15/2036	3,365	3,602,984
5.25%, 05/15/2044	1,000	1,040,293
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,538,336
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	3,200	2,562,359
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,300	1,889,843
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,424,117
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	1,000	912,312
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2036	1,000	1,053,590
5.00%, 07/01/2037	1,315	1,378,496
5.00%, 07/01/2038	1,855	1,941,440
5.00%, 07/01/2039	1,000	1,042,495
Series 2024-C 5.00%, 07/01/2041	1,700	1,747,823
Series 2024-D 5.00%, 07/01/2043	2,670	2,712,346
Series 2024-E 5.00%, 07/01/2039	2,550	2,663,458

6 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2020-B 4.00%, 07/01/2030	$1,435	$1,444,743
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	6,500	7,217,493
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.639% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,000	4,543,637
San Francisco Intl Airport (San Francisco Intl Airport) Series 2023-E 5.50%, 05/01/2040	5,000	5,352,808
Series 2024 5.00%, 05/01/2036	5,960	6,269,425
5.00%, 05/01/2037	2,000	2,090,060
5.25%, 05/01/2040	4,975	5,247,765
5.25%, 05/01/2044	3,380	3,479,983
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,060	1,164,060
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,455,845
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	1,725	1,794,779
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	11,006,279
5.10%, 03/01/2029	1,200	1,241,680
Series 2025 5.00%, 03/01/2044	1,200	1,285,545

		125,915,173

ABFunds.com	AB Municipal Bond Inflation Strategy 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado – 3.4%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	$2,655	$2,614,178
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2031	7,910	8,466,549
5.00%, 11/15/2033	10,000	10,627,504
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	2,090	2,183,581
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,714,088
Series 2023 5.00%, 11/15/2058	5,280	5,530,071
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,066,285
5.00%, 08/01/2032	640	669,247
5.00%, 08/01/2033	750	781,366
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,359,113
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,591,485
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,978,989
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,805	1,500,884

8 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	$292	$290,210
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	6,801,688
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,036,450

		49,211,688

Connecticut – 1.9%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2035	1,920	2,003,044
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	3,665	3,560,914
4.00%, 07/01/2040	1,500	1,405,812
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	7,710	7,673,720
State of Connecticut (Prerefunded – Others) Series 2015-B 5.00%, 06/15/2028	2,840	2,850,744
State of Connecticut (State of Connecticut) Series 2016-A 5.00%, 03/15/2032	2,160	2,184,108
Series 2018-B 5.00%, 04/15/2028	1,440	1,518,075
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2020 5.00%, 05/01/2038	3,040	3,190,850
Series 2023-A 5.25%, 07/01/2042	3,000	3,244,695

		27,631,962

ABFunds.com	AB Municipal Bond Inflation Strategy 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

District of Columbia – 2.8%
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	$2,400	$2,427,612
District of Columbia (District of Columbia) Series 2024-A 5.00%, 08/01/2042	1,015	1,079,344
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2029	4,765	4,948,733
5.00%, 08/31/2030	5,025	5,250,246
5.00%, 02/29/2032	5,475	5,758,789
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2022-A 5.00%, 07/01/2042	5,795	6,071,891
Series 2024-A 5.00%, 10/01/2035	3,750	4,180,794
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2026	3,065	3,134,677
Series 2024-A 5.00%, 10/01/2034	2,000	2,127,897
5.00%, 10/01/2042	1,000	1,014,689
5.25%, 10/01/2041	2,000	2,103,792
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2040	2,540	2,698,985

		40,797,449

Florida – 3.9%
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.125%, 06/01/2042	2,400	2,400,212
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	2,600	2,541,553

10 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	$3,130	$3,334,612
5.00%, 10/01/2036	4,970	5,222,714
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2036	1,715	1,762,918
5.00%, 10/01/2038	2,835	2,879,265
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	115	92,911
Zero Coupon, 10/01/2031	140	108,476
Zero Coupon, 10/01/2032	100	74,110
Zero Coupon, 10/01/2033	115	81,355
Zero Coupon, 10/01/2034	125	84,423
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2040	1,710	1,827,492
5.25%, 10/01/2041	1,750	1,846,774
5.25%, 10/01/2042	1,100	1,150,222
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	8,000	8,545,576
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	480,764
Florida State Board of Education (Prerefunded – US Treasuries) Series 2015-E 5.00%, 06/01/2026	1,500	1,501,883
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,736,687
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2036	2,175	2,304,580

ABFunds.com	AB Municipal Bond Inflation Strategy 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	$2,000	$2,079,236
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,101,461
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2027(g)	1,000	1,035,635
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	1,700	1,730,163
Series 2025-B 5.25%, 04/01/2040	1,000	1,072,271
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2045	1,290	1,310,635
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	1,000	950,065
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)(d)(e)	950	551,000
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	3,500	3,556,799
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,610	2,646,664

		57,010,456

Georgia – 3.0%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,643,636

12 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2038	$3,440	$3,557,349
5.00%, 07/01/2042	6,830	6,917,624
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,057,166
Series 2024-C 5.00%, 12/01/2054	4,000	4,138,766
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,338,180
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,400	1,598,016
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2043	1,150	1,193,163
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	10,000	10,969,066

		43,412,966

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038	2,000	2,209,957
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044	1,000	1,018,242

		3,228,199

Illinois – 5.6%
Chicago Board of Education (Chicago Board of Education) Series 2018-A 5.00%, 12/01/2027	1,200	1,221,547

ABFunds.com	AB Municipal Bond Inflation Strategy 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2019-B 5.00%, 12/01/2030	$135	$136,816
5.00%, 12/01/2031	265	267,023
5.00%, 12/01/2033	100	100,186
Series 2023 5.25%, 04/01/2033	1,375	1,486,885
5.25%, 04/01/2040	1,720	1,800,605
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2034	2,500	2,562,661
5.00%, 01/01/2037	5,260	5,361,108
5.00%, 01/01/2038	1,000	1,022,902
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-C 5.00%, 01/01/2033	5,000	5,026,645
Series 2022 4.00%, 01/01/2042	2,000	1,857,893
5.00%, 01/01/2028	680	703,836
5.00%, 01/01/2031	600	634,937
5.00%, 01/01/2042	3,850	3,896,448
Series 2024-A 5.00%, 01/01/2039	3,400	3,527,072
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	922,076
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	975,177
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	100	100,186
5.00%, 09/01/2033	200	194,537
5.00%, 09/01/2034	100	96,504
Illinois Finance Authority (Washington & Jane Smith Community – Orland Park) Series 2022 4.00%, 10/15/2040	9,375	7,648,060
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	3,500	3,372,488

14 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	$125	$125,842
Series 2024 5.67%, 11/01/2038(c)	1,190	1,135,276
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2021-A 5.00%, 01/01/2041	14,805	15,522,014
5.00%, 01/01/2043	6,700	6,938,105
Regional Transportation Authority (Regional Transportation Authority Sales Tax) Series 2017-A 5.00%, 07/01/2025	2,870	2,876,459
State of Illinois (State of Illinois) Series 2022-A 5.50%, 03/01/2042	2,945	3,095,284
Series 2022-B 5.25%, 10/01/2037	3,000	3,185,881
Series 2024-B 5.00%, 05/01/2038	1,000	1,049,089
5.00%, 05/01/2041	1,400	1,436,896
5.25%, 05/01/2043	3,000	3,103,345

		81,383,783

Indiana – 2.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	87	9
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,008,918
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b)(d)(e)	2,220	342,522
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2033	2,000	2,250,002
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,738,281
4.50%, 05/01/2035	7,555	7,583,356

ABFunds.com	AB Municipal Bond Inflation Strategy 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	$1,210	$1,140,465
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2021 0.70%, 12/01/2046	7,150	6,961,023
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	495	455,718
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(a)(c)	1,965	1,951,603
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,082,220
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2023 5.00%, 02/01/2043	1,030	1,078,590

		37,592,707

Iowa – 1.0%
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,062,191
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2034	500	494,888
4.00%, 06/01/2035	515	506,501
4.00%, 06/01/2040	500	471,647
5.00%, 06/01/2031	900	952,000
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	9,300	9,425,488

		13,912,715

Kansas – 0.2%
Kansas Development Finance Authority (Kansas Development Finance Authority) Series 2020-S 5.00%, 05/01/2025	1,645	1,645,000

16 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kansas Development Finance Authority (Prerefunded – US Treasuries) Series 2021 5.00%, 11/15/2054	$720	$754,813

		2,399,813

Kentucky – 0.6%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	180	181,315
5.00%, 02/01/2027	195	198,766
5.00%, 02/01/2030	125	130,195
5.00%, 02/01/2031	150	152,713
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2042	2,000	2,085,342
Kentucky Public Energy Authority (Prerefunded – US Treasuries) Series 2018-C 4.00%, 12/01/2049	5,600	5,601,969

		8,350,300

Louisiana – 0.9%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,910	1,986,709
Jefferson Sales Tax District (Jefferson Sales Tax District) AGM Series 2017-B 5.00%, 12/01/2034	1,800	1,850,488
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,280	2,313,129
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(b)	340	340,249
6.10%, 06/01/2038(b)	455	480,810
6.10%, 12/01/2040(b)	390	412,130
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	983,292

ABFunds.com	AB Municipal Bond Inflation Strategy 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.552% (SOFR + 0.50%), 05/01/2043(a)	$3,965	$3,951,594

		12,318,401

Maryland – 0.6%
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,190	2,373,735
State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	1,000	1,004,410
Series 2022-A 5.00%, 06/01/2035	1,000	1,095,354
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2039	1,000	1,038,814
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	3,210	3,213,469

		8,725,782

Massachusetts – 1.5%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	1,000	999,172
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	1,058	1,050,133
Series 2024-A 5.00%, 01/01/2040	2,000	2,163,070
Series 2024-B 5.00%, 05/01/2043	2,000	2,122,990
Series 2025-A 5.00%, 04/01/2043(g)	1,500	1,599,656
5.00%, 04/01/2044(g)	1,000	1,060,831
Massachusetts Development Finance Agency 5.25%, 08/15/2045	1,000	1,025,101

18 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2029	$1,175	$1,228,344
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 4.00%, 07/01/2046	1,000	872,336
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,000	1,008,528
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2038	2,500	2,561,258
Series 2019-C 5.00%, 07/01/2039	3,050	3,115,882
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040	2,810	3,058,561

		21,865,862

Michigan – 1.5%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2035	750	765,584
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.655% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	2,605	2,559,120
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,125	1,143,134
Great Lakes Water Authority Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2016-B 5.00%, 07/01/2025	2,120	2,125,057
Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2019 3.75%, 11/15/2049	11,080	11,090,024

ABFunds.com	AB Municipal Bond Inflation Strategy 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	$1,735	$1,777,771
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,818,380
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	932,215

		22,211,285

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b)(h)	1,500	1,515,419
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,035,015
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	1,000	946,340
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 4.00%, 01/01/2038	4,250	4,025,151
5.00%, 01/01/2039	2,105	2,168,072

		9,689,997

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2035	1,000	1,067,695
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	997,641

		2,065,336

20 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Missouri – 0.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2036	$2,000	$2,216,091
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	120	123,986
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,648,482

		3,988,559

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,960,177
5.00%, 02/15/2033	1,350	1,370,949

		3,331,126

Nebraska – 0.8%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,072,601
Central Plains Energy Project (Royal Bank of Canada) Series 2019 4.00%, 12/01/2049	6,115	6,115,358
Lincoln Airport Authority (Lincoln Airport Authority) Series 2021 4.00%, 07/01/2035	3,045	2,915,367

		11,103,326

Nevada – 1.5%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2036	5,000	5,050,124
4.00%, 06/01/2037	6,350	6,383,798
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2036	1,000	1,039,947

ABFunds.com	AB Municipal Bond Inflation Strategy 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of Nevada (Prerefunded – US Govt Agencies) Series 2015-B 5.00%, 11/01/2025	$6,000	$6,000,000
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2029	2,625	2,740,776
5.00%, 07/01/2035	805	834,158

		22,048,803

New Hampshire – 1.8%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	1,991	1,838,886
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	2,000	1,883,198
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	955	942,510
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	986,975
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-A Zero Coupon, 02/01/2035(b)	1,000	540,248
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	1,428	1,414,394
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	9,629	9,464,558
Series 2022-1, Class X 0.35%, 09/20/2036(f)	8,185	163,905
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	4,828	4,621,068

22 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.547%, 07/01/2051(f)	$2,161	$80,668
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.595%, 08/20/2039(f)	994	40,058
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)(g)	2,000	1,999,761
Series 2025-1, Class A1 4.168%, 01/20/2041	999	948,794
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	837	825,314
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	928	902,541

		26,652,878

New Jersey – 4.9%
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	1,989,612
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	534,333
4.00%, 07/01/2040	750	723,876
4.00%, 07/01/2041	835	803,830
5.00%, 07/01/2034	845	917,500
5.00%, 07/01/2035	400	433,074
5.00%, 07/01/2036	600	646,673
5.00%, 07/01/2037	600	643,494
5.00%, 07/01/2038	745	794,546
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,480	1,508,341
5.00%, 06/15/2029	4,390	4,457,356
Series 2018-A 5.00%, 06/15/2028	4,170	4,241,845
5.00%, 06/15/2029	17,500	17,768,502

ABFunds.com	AB Municipal Bond Inflation Strategy 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2030	$1,500	$1,521,348
5.00%, 06/15/2031	3,000	3,037,944
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,439,241
5.00%, 06/15/2043	1,250	1,292,266
Series 2024-A 4.00%, 06/15/2042	3,530	3,263,839
5.00%, 06/15/2037	3,750	4,047,082
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2017-A 5.00%, 01/01/2033	7,300	7,460,225
Series 2021-B 1.713%, 01/01/2029	1,350	1,239,022
Series 2024-C 5.00%, 01/01/2043	2,400	2,525,759
5.00%, 01/01/2044	1,000	1,047,413
State of New Jersey (State of New Jersey) Series 2020 5.00%, 06/01/2025	1,875	1,877,193
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2030	4,750	4,877,659

		71,091,973

New Mexico – 0.2%
State of New Mexico Severance Tax Permanent Fund (State of New Mexico Severance Tax Permanent Fund) Series 2017-A 5.00%, 07/01/2025	1,200	1,203,009
Series 2022-A 5.00%, 07/01/2031	1,000	1,100,337

		2,303,346

New York – 7.5%
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	3,120	2,942,519
Series 2021-A 4.00%, 08/01/2041	2,000	1,882,951
Series 2024-C 5.25%, 09/01/2050	3,000	3,162,340

24 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Nassau NY (County of Nassau NY) Series 2022-A 4.00%, 04/01/2042	$2,205	$2,105,217
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,018,855
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2027	1,370	1,403,287
Series 2017 5.00%, 11/15/2025	1,935	1,949,953
5.00%, 11/15/2026	555	569,302
Series 2017-C 5.00%, 11/15/2027	1,745	1,815,549
Series 2020-A 5.00%, 11/15/2045	5,120	5,363,835
Series 2025 5.00%, 11/15/2044	2,440	2,499,649
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	2,000	2,267,696
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,427,402
5.00%, 11/01/2039	1,900	2,055,895
Series 2025-H 5.00%, 11/01/2044	1,865	1,959,267
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	200,005
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,040,973
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,647,490
2.252%, 03/15/2032	2,000	1,732,316

ABFunds.com	AB Municipal Bond Inflation Strategy 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2021-A 4.00%, 03/15/2039	$1,000	$963,029
Series 2022-A 4.00%, 03/15/2039	2,000	1,926,335
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	805,787
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2042	1,610	1,605,466
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	345	337,565
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2028	2,265	2,351,342
5.00%, 06/01/2032	2,245	2,364,361
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.00%, 05/15/2045	2,945	2,887,399
2.591%, 05/15/2036	2,000	1,614,775
2.917%, 05/15/2040	1,000	760,049
Series 2022 3.971% (SOFR + 1.05%), 04/01/2026(a)	6,000	6,000,073
Series 2024 5.00%, 11/15/2035	3,000	3,368,850
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	1,000	1,047,751

		109,077,283

North Carolina – 0.7%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	2,000	2,000,455
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2032(b)	655	697,583

26 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	$6,710	$6,716,004

		9,414,042

Ohio – 2.5%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	5,000	5,036,477
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,407,539
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,125	1,169,640
5.25%, 01/01/2044	2,000	2,068,719
5.25%, 01/01/2045	1,430	1,472,832
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,003,892
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,131,054
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,307,458
5.00%, 02/01/2039	3,860	4,021,152
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	885	899,778
Series 2014 4.939%, 09/01/2032	910	930,837
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,400	3,769,579
University of Toledo (University of Toledo) Series 2023-B 3.896% (SOFR + 0.90%), 06/01/2036(a)(b)	9,770	9,553,676

		36,772,633

ABFunds.com	AB Municipal Bond Inflation Strategy 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	$2,500	$2,310,284
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,046,255
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	2,000	2,106,890

		6,463,429

Oregon – 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	993,704
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	4,998,509
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	3,175	2,902,644
Series 2023 5.25%, 07/01/2041	2,175	2,282,007

		11,176,864

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.684%, 10/25/2040	2,484	2,546,341
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(b)	1,996	2,000,487
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	1,995	2,064,357

28 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	$1,948	$1,910,477

		8,521,662

Pennsylvania – 6.1%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.32% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,951,694
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(h)	933	669,811
5.00%, 06/30/2039	2,200	2,033,557
8.00%, 06/30/2034	325	325,155
Series 2024-A 6.00%, 06/30/2034	155	161,890
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,150	1,196,833
5.00%, 07/01/2033	1,150	1,192,088
5.00%, 07/01/2034	1,300	1,343,055
5.00%, 07/01/2035	1,050	1,080,437
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	845	842,882
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2028	12,990	13,464,921
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	9,393,398
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 5.00%, 03/01/2033	1,600	1,512,269

ABFunds.com	AB Municipal Bond Inflation Strategy 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	$1,500	$1,548,974
Series 2022 4.00%, 05/01/2036	1,100	1,070,533
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	455	451,801
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	997,201
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.32% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,972,951
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2026	2,000	2,020,747
Series 2017 5.00%, 12/01/2028	1,750	1,817,646
5.00%, 12/01/2029	1,255	1,299,648
Series 2021-A 3.00%, 12/01/2042	1,245	995,471
Series 2021-B 4.00%, 12/01/2039	2,000	1,942,748
Series 2022-A 5.00%, 12/01/2036	1,000	1,088,190
Series 2024 5.00%, 12/01/2038	5,800	6,294,165
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	976,023
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-C 3.852% (SOFR + 0.80%), 09/01/2040(a)(b)	10,000	9,822,307
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2034	5,000	5,091,630

30 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2023-A 5.25%, 09/01/2039	$2,000	$2,143,093
5.25%, 09/01/2043	4,000	4,189,913
State Public School Building Authority (School District of Philadelphia/The) AGM Series 2016 5.00%, 06/01/2025	3,365	3,368,478

		88,259,509

Puerto Rico – 0.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	17	9,979
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,916,395
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	970	955,534

		2,881,908

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,356,380

South Carolina – 1.3%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	96,722
5.41%, 11/01/2039	1,315	1,232,636
6.28%, 11/01/2039	100	93,192
Last Step Recycling LLC 9.50%, 12/15/2028(c)(i)(j)(k)	365	365,000
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)(d)(e)	1,000	150,000

ABFunds.com	AB Municipal Bond Inflation Strategy 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	$2,000	$1,881,925
5.25%, 11/01/2044	2,500	2,614,739
5.50%, 11/01/2050	2,500	2,667,938
South Carolina Ports Authority (Prerefunded – US Treasuries) Series 2015 5.25%, 07/01/2055	1,530	1,533,690
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,000	1,000,926
5.00%, 12/01/2036	1,535	1,536,204
Series 2016-B 5.00%, 12/01/2037	5,040	5,043,961
Series 2016-C 5.00%, 12/01/2035	930	931,952

		19,148,885

Tennessee – 2.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,336,592
Series 2016-B Zero Coupon, 12/01/2031(b)	1,000	694,138
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(b)	1,000	1,006,995
9.25%, 11/01/2042(b)	1,000	1,003,377
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,175,698
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2037	1,000	1,086,430
5.50%, 07/01/2038	1,300	1,404,571
5.50%, 07/01/2042	1,485	1,571,718
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	8,996,156

32 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	$5,000	$5,240,075
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	4,000	4,102,776
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	995	756,195

		29,374,721

Texas – 4.9%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2034	1,575	1,680,025
5.00%, 01/01/2037	1,675	1,759,258
5.00%, 01/01/2039	1,000	1,040,777
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	1,000	1,075,444
Series 2024-C 5.00%, 08/15/2038	2,200	2,360,682
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2042	2,500	2,536,740
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AGM Series 2023 5.00%, 07/01/2033	4,000	4,276,255
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	4,000	4,036,125
5.50%, 07/15/2036	2,495	2,537,471
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2019-B 4.00%, 11/15/2039	1,015	989,874

ABFunds.com	AB Municipal Bond Inflation Strategy 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2038	$1,750	$1,838,506
5.00%, 02/01/2039	2,000	2,094,000
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	827,534
El Paso Independent School District (Prerefunded – US Govt Agencies) Series 2015 5.00%, 08/15/2031	1,835	1,843,313
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043	2,000	2,027,151
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.47% (MUNIPSA + 0.85%), 07/01/2049(a)	1,000	1,000,112
Series 2024 5.00%, 07/01/2034	2,000	2,199,700
Lower Colorado River Authority (LCRA Transmission Services) Series 2021 5.00%, 05/15/2029	800	853,506
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d)(e)(h)	955	344,247
7.50%, 11/15/2036(d)(e)	225	183,213
7.50%, 11/15/2037(d)(e)	35	27,397
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(c)	1,245	1,240,197

34 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	$1,825	$1,457,218
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	1,000	979,615
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,085,743
Plano Independent School District (Plano Independent School District) Series 2023 5.00%, 02/15/2043	1,260	1,314,651
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,027,193
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.00%, 01/01/2027(b)	550	528,069
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,160	2,250,268
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,569,966
5.00%, 07/01/2031	10,940	11,408,769
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d)(e)(j)(k)	904	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	7,260	7,660,346

ABFunds.com	AB Municipal Bond Inflation Strategy 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	$2,000	$2,079,069
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2043	1,000	1,048,699

		70,181,133

Utah – 0.4%
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	2,000	2,089,962
Series 2024-A 5.00%, 07/01/2039	1,000	1,053,072
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b)(h)	454	378,428
Utah Transit Authority (Prerefunded – US Treasuries) Series 2015-A 5.00%, 06/15/2038	1,765	1,768,150

		5,289,612

Virginia – 0.8%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,115,280
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	3,610	3,160,605
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,670	1,488,324
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	1,000	814,579
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044	1,085	1,145,567

36 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	$2,000	$2,181,718
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	1,000	999,848

		11,905,921

Washington – 3.2%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	2,000	2,004,653
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2029	8,280	8,457,893
5.00%, 05/01/2030	6,200	6,322,431
5.00%, 05/01/2038	1,000	1,003,143
Series 2021 4.00%, 08/01/2041	13,380	12,035,434
Series 2024 5.25%, 07/01/2043	1,835	1,920,140
State of Washington (State of Washington) Series 2023-R 5.00%, 08/01/2025	7,000	7,033,700
Series 2024-C 5.00%, 02/01/2045	3,000	3,136,977
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,125	2,095,225
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	941	865,745
Series 2021-1, Class X 0.727%, 12/20/2035(f)	941	37,788
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	997	916,347

		45,829,476

ABFunds.com	AB Municipal Bond Inflation Strategy 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	$1,180	$918,910
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	2,160	1,986,573
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(b)	2,500	2,514,221

		5,419,704

Wisconsin – 1.4%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	868,713
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,015,096
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	993,660
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	280	239,901
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,092,964
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	441,494
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(c)	5,000	4,508,185
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,150,454

38 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2042	$1,375	$1,236,108
Wisconsin Public Finance Authority (Prerefunded – US Treasuries) Series 2022 4.00%, 04/01/2032(b)	15	15,197
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	1,500	1,548,027
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,194,851
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	961	956,094
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	302,837
5.00%, 07/01/2036	350	352,019
5.00%, 07/01/2038	375	373,746
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024-1 4.10%, 09/25/2039	1,242	1,173,150

		19,462,496

Total Long-Term Municipal Bonds (cost $1,346,555,553)		1,301,039,506

Short-Term Municipal Notes – 3.9%
Arizona – 0.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 2.50%, 02/01/2048(l)	565	565,000

California – 0.6%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	6,000	6,011,115

ABFunds.com	AB Municipal Bond Inflation Strategy 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	$1,000	$1,002,065
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 4.07%, 10/01/2047(b)(l)	1,000	1,000,000

		8,013,180

Colorado – 0.5%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	7,000	7,015,146

Idaho – 0.2%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2025 2.50%, 03/01/2060(l)	2,600	2,600,000

Michigan – 0.2%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 2.45%, 06/01/2034(l)	2,400	2,400,000
Oakland University (Oakland University) Series 2010 2.75%, 03/01/2031(l)	1,000	1,000,000

		3,400,000

New Jersey – 0.1%
Essex County Improvement Authority (County of Essex NJ) Series 2024 5.00%, 06/18/2025	2,000	2,003,551

New York – 1.1%
City of New York NY (City of New York NY) Series 2008-L 2.60%, 04/01/2038(l)	3,000	3,000,000
Series 2013-D 2.50%, 08/01/2040(l)	3,600	3,600,000

40 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 08/01/2025	$2,590	$2,600,437
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2024 4.00%, 08/21/2025	3,470	3,475,337
Series 2025 4.00%, 03/06/2026	3,420	3,443,211

		16,118,985

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AGM Series 2017-E 2.50%, 01/15/2044(l)	1,595	1,595,000

Ohio – 0.2%
State of Ohio (University Hospitals Health System Obligated Group) Series 2018 2.45%, 01/15/2046(l)	2,230	2,230,000

Oregon – 0.3%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 2.60%, 08/01/2034(l)	700	700,000
Series 2018-B 2.50%, 08/01/2034(l)	4,050	4,050,000

		4,750,000

Other – 0.4%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 4.07%, 03/01/2029(l)	2,000	2,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 4.07%, 03/01/2029(l)	4,000	4,000,000

		6,000,000

ABFunds.com	AB Municipal Bond Inflation Strategy 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.2%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	$2,400	$2,409,274

Total Short-Term Municipal Notes (cost $56,734,000)		56,700,136

Total Municipal Obligations (cost $1,403,289,553)		1,357,739,642

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Agency CMBS – 0.4%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	951	780,600
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,407	1,983,650
Series 2022-ML13, Class XCA 0.963%, 07/25/2036(f)	1,127	60,233
Series 2022-ML13, Class XUS 1.005%, 09/25/2036(f)	2,013	134,062
Series 2024-ML24, Class AUS 4.299%, 05/25/2041	1,987	1,909,190

		4,867,735

Non-Agency Fixed Rate CMBS – 0.8%
Illinois Housing Development Authority Series 2019-B, Class 1 3.87%, 11/15/2035(b)	12,301	11,118,069
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(f)	4,828	210,691
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(f)	2,961	297,635

		11,626,395

Total Commercial Mortgage-Backed Securities (cost $20,003,651)		16,494,130

CORPORATES - INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	979,910

42 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

1.777%, 11/15/2030	$1,000	$867,130
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,221,604
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,855,272
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	770,780

Total Corporates - Investment Grade (cost $7,061,770)		5,694,696

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,626,503
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	872,920
5.75%, 12/01/2028(b)	996	837,009

Total Corporates - Non-Investment Grade (cost $3,887,560)		3,336,432

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.468% (CME Term SOFR + 4.11%), 05/25/2025(a) (cost $30,790)	31	30,779

	Shares
SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(m)(n)(o) (cost $27,383,070)	27,383,070	27,383,070

Total Investments – 97.6%
(cost $1,461,656,394)		1,410,678,749
Other assets less liabilities – 2.4%		34,879,962

Net Assets – 100.0%		$1,445,558,711

ABFunds.com	AB Municipal Bond Inflation Strategy 43

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	4.12%	USD 9,710	$(406,308)	$(496,924)	$90,616

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	19,310	01/15/2028	1.230%	CPI	#	Maturity	$4,073,722	$	– 0	–	$4,073,722
USD	14,770	01/15/2028	0.735%	CPI	#	Maturity	3,688,421		– 0	–	3,688,421
USD	12,000	08/29/2029	1.748%	CPI	#	Maturity	2,121,247		– 0	–	2,121,247
USD	4,825	01/15/2030	1.572%	CPI	#	Maturity	924,543		– 0	–	924,543
USD	4,825	01/15/2030	1.587%	CPI	#	Maturity	917,425		– 0	–	917,425
USD	1,670	01/15/2030	1.714%	CPI	#	Maturity	296,544		– 0	–	296,544
USD	1,670	01/15/2030	1.731%	CPI	#	Maturity	293,716		– 0	–	293,716
USD	7,850	01/15/2031	2.782%	CPI	#	Maturity	593,555		– 0	–	593,555
USD	6,150	01/15/2031	2.680%	CPI	#	Maturity	530,795		– 0	–	530,795
USD	5,000	04/01/2036	2.438%	CPI	#	Maturity	473,135		– 0	–	473,135
USD	32,000	04/29/2036	2.503%	CPI	#	Maturity	2,675,106		– 0	–	2,675,106
USD	10,000	05/01/2036	2.510%	CPI	#	Maturity	824,068		– 0	–	824,068
USD	10,000	08/03/2036	2.488%	CPI	#	Maturity	716,494		– 0	–	716,494
USD	20,000	08/06/2036	2.440%	CPI	#	Maturity	1,548,659		– 0	–	1,548,659
USD	40,000	10/04/2036	2.510%	CPI	#	Maturity	2,293,292		– 0	–	2,293,292
USD	25,000	02/15/2045	2.388%	CPI	#	Maturity	(88,997)		58,036		(147,033)

							$21,881,725		$58,036		$21,823,689

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	17,600	10/15/2029	1 Day SOFR	3.785%	Annual	$260,513	$	– 0	–	$260,513
USD	6,374	10/15/2029	1 Day SOFR	3.814%	Annual	102,740		– 0	–	102,740
USD	6,363	10/15/2029	1 Day SOFR	3.740%	Annual	80,203		– 0	–	80,203
USD	6,363	10/15/2029	1 Day SOFR	3.761%	Annual	86,288		– 0	–	86,288
USD	2,800	10/15/2030	1 Day SOFR	4.082%	Annual	92,472		– 0	–	92,472
USD	21,800	07/31/2031	1 Day SOFR	4.059%	Annual	639,975		2,155		637,820
USD	14,400	03/31/2033	3.553%	1 Day SOFR	Annual	3,583		– 0	–	3,583
USD	15,700	08/15/2034	3.264%	1 Day SOFR	Annual	566,480		444		566,036

44 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	8,600	08/15/2034	3.304%	1 Day SOFR	Annual	$293,324	$	– 0	–	$293,324
USD	6,700	08/15/2034	3.272%	1 Day SOFR	Annual	231,664		– 0	–	231,664
USD	6,354	08/15/2034	3.844%	1 Day SOFR	Annual	(99,290)		– 0	–	(99,290)
USD	2,466	08/15/2034	3.856%	1 Day SOFR	Annual	(41,016)		– 0	–	(41,016)
USD	14,000	02/15/2035	3.747%	1 Day SOFR	Annual	(133,984)		(3,486)		(130,498)

						$2,082,952		$(887)		$2,083,839

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	23,000	04/15/2026	2.535%	CPI	#	Maturity	$279,340	$	– 0	–	$279,340
Bank of America NA	USD	145,000	07/15/2030	2.730%	CPI	#	Maturity	1,395,518		– 0	–	1,395,518
Bank of America NA	USD	25,000	02/02/2032	2.403%	CPI	#	Maturity	2,448,757		– 0	–	2,448,757
Bank of America NA	USD	50,000	02/15/2041	2.403%	CPI	#	Maturity	476,504		– 0	–	476,504
Bank of America NA	USD	9,500	02/15/2041	2.463%	CPI	#	Maturity	6,104		– 0	–	6,104
Bank of America NA	USD	20,000	02/15/2045	2.359%	CPI	#	Maturity	79,480		– 0	–	79,480
Bank of America NA	USD	16,500	02/15/2046	2.429%	CPI	#	Maturity	(141,111)		– 0	–	(141,111)
Bank of America NA	USD	11,500	02/15/2046	2.442%	CPI	#	Maturity	(123,399)		– 0	–	(123,399)
Barclays Bank PLC	USD	16,000	04/15/2026	2.218%	CPI	#	Maturity	294,664		– 0	–	294,664
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI	#	Maturity	2,780,685		– 0	–	2,780,685
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI	#	Maturity	2,019,346		– 0	–	2,019,346
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI	#	Maturity	2,118,857		– 0	–	2,118,857
Citibank NA	USD	18,000	04/15/2026	2.155%	CPI	#	Maturity	353,854		– 0	–	353,854
Citibank NA	USD	145,000	07/15/2026	2.618%	CPI	#	Maturity	1,136,823		– 0	–	1,136,823
Citibank NA	USD	106,000	07/15/2026	2.733%	CPI	#	Maturity	591,411		– 0	–	591,411
Citibank NA	USD	90,000	07/15/2026	3.072%	CPI	#	Maturity	(99,878)		– 0	–	(99,878)
Citibank NA	USD	12,500	01/15/2030	2.516%	CPI	#	Maturity	37,194		– 0	–	37,194
Citibank NA	USD	10,000	01/15/2030	2.509%	CPI	#	Maturity	33,056		– 0	–	33,056
Citibank NA	USD	12,000	11/05/2033	2.273%	CPI	#	Maturity	1,350,299		– 0	–	1,350,299
Citibank NA	USD	50,000	02/15/2035	2.410%	CPI	#	Maturity	137,587		– 0	–	137,587
Citibank NA	USD	40,000	02/15/2035	2.456%	CPI	#	Maturity	(48,010)		– 0	–	(48,010)
Citibank NA	USD	15,000	02/15/2035	2.495%	CPI	#	Maturity	(69,659)		– 0	–	(69,659)
Goldman Sachs International	USD	40,000	07/15/2026	2.575%	CPI	#	Maturity	347,002		– 0	–	347,002
Goldman Sachs International	USD	20,000	01/15/2027	3.534%	CPI	#	Maturity	1,089,342		– 0	–	1,089,342
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI	#	Maturity	335,962		– 0	–	335,962
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI	#	Maturity	714,416		– 0	–	714,416
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI	#	Maturity	701,961		– 0	–	701,961
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI	#	Maturity	315,077		– 0	–	315,077
Goldman Sachs International	USD	21,000	02/15/2046	2.396%	CPI	#	Maturity	(69,996)		– 0	–	(69,996)
Goldman Sachs International	USD	11,500	02/15/2046	2.450%	CPI	#	Maturity	(137,345)		– 0	–	(137,345)
JPMorgan Chase Bank NA	USD	13,000	03/01/2027	2.279%	CPI	#	Maturity	1,651,305		– 0	–	1,651,305

ABFunds.com	AB Municipal Bond Inflation Strategy 45

PORTFOLIO OF INVESTMENTS (continued)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	USD	10,000	07/03/2028	2.356%	CPI	#	Maturity	$1,132,967	$	– 0	–	$1,132,967
JPMorgan Chase Bank NA	USD	25,000	11/05/2028	2.234%	CPI	#	Maturity	3,144,554		– 0	–	3,144,554
JPMorgan Chase Bank NA	USD	18,000	04/17/2030	2.378%	CPI	#	Maturity	1,858,741		– 0	–	1,858,741
JPMorgan Chase Bank NA	USD	29,000	04/15/2032	2.944%	CPI	#	Maturity	1,318,687		– 0	–	1,318,687
JPMorgan Chase Bank NA	USD	24,000	11/17/2032	2.183%	CPI	#	Maturity	3,185,308		– 0	–	3,185,308

								$30,645,403	$	– 0	–	$30,645,403

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,075	10/09/2029	1.125%	1 Week SIFMA	*	Quarterly	$735,653	$	– 0	–	$735,653

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $112,356,512 or 7.8% of net assets.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.96% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$4,751,681	$4,403,258	0.30%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	1,038,658	30,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2026	07/21/2022	1,036,663	30,000	0.00%

46 AB Municipal Bond Inflation Strategy	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	$1,190,000	$1,135,276	0.08%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	1,965,000	1,951,603	0.14%
Last Step Recycling LLC 9.50%, 12/15/2028	03/26/2025	365,000	365,000	0.03%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,245,000	1,240,197	0.09%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	150,000	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,508,185	0.31%

(d)	Non-income producing security.

(e)	Defaulted.

(f)	IO – Interest Only.

(g)	When-Issued or delayed delivery security.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2025.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)	Fair valued by the Adviser.

(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.

(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)	Affiliated investments.

ABFunds.com	AB Municipal Bond Inflation Strategy 47

PORTFOLIO OF INVESTMENTS (continued)

As of April 30, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

48 AB Municipal Bond Inflation Strategy	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,434,273,324)	$1,383,295,679
Affiliated issuers (cost $27,383,070)	27,383,070
Cash collateral due from broker	12,235,475
Unrealized appreciation on inflation swaps	31,334,801
Interest receivable	18,960,279
Receivable for capital stock sold	1,233,756
Unrealized appreciation on interest rate swaps	735,653
Receivable for variation margin on centrally cleared swaps	444,515
Receivable for investment securities sold	238,435
Receivable due from Adviser	87,559
Affiliated dividends receivable	70,644

Total assets	1,476,019,866

Liabilities
Due to custodian	954,317
Payable for investment securities purchased	14,572,877
Cash collateral due to broker	11,743,394
Payable for capital stock redeemed	1,439,069
Unrealized depreciation on inflation swaps	689,398
Advisory fee payable	590,538
Distribution fee payable	78,034
Administrative fee payable	24,928
Transfer Agent fee payable	18,190
Directors’ fees payable	5,813
Payable for terminated centrally cleared credit default swaps	189
Accrued expenses	344,408

Total liabilities	30,461,155

Net Assets	$1,445,558,711

Composition of Net Assets
Capital stock, at par	$136,443
Additional paid-in capital	1,514,602,933
Accumulated loss	(69,180,665)

Net Assets	$1,445,558,711

Net Asset Value Per Share — 30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$134,116,904	12,620,589	$10.63	*

C	$12,811,016	1,206,909	$10.61

Advisor	$571,402,994	53,734,412	$10.63

1	$496,345,751	47,023,236	$10.56

2	$230,882,046	21,857,371	$10.56

*	The maximum offering price per share for Class A shares was $10.96 which reflects a sales charge of 3.00%.

See notes to financial statements.

ABFunds.com	AB Municipal Bond Inflation Strategy 49

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2025 (unaudited)

Investment Income
Interest	$24,941,342
Dividends—Affiliated issuers	466,660	$25,408,002

Expenses
Advisory fee (see Note B)	3,580,014
Distribution fee—Class A	168,632
Distribution fee—Class C	68,685
Distribution fee—Class 1	243,622
Transfer agency—Class A	31,586
Transfer agency—Class C	3,238
Transfer agency—Advisor Class	131,399
Transfer agency—Class 1	12,878
Transfer agency—Class 2	6,196
Custody and accounting	88,549
Registration fees	57,268
Administrative	46,818
Audit and tax	43,993
Printing	32,353
Legal	22,735
Directors’ fees	19,685
Miscellaneous	22,206

Total expenses before bank overdraft expense	4,579,857
Bank overdraft expense	79,342

Total expenses	4,659,199
Less: expenses waived and reimbursed by the Adviser (see Note B)	(540,302)

Net expenses		4,118,897

Net investment income		21,289,105

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(1,408,688)
Swaps		8,113,331
Net change in unrealized appreciation (depreciation) of:
Investments		(21,956,629)
Swaps		(3,105,569)

Net loss on investment transactions		(18,357,555)

Net Increase in Net Assets from Operations		$2,931,550

See notes to financial statements.

50 AB Municipal Bond Inflation Strategy	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,289,105	$39,227,176
Net realized gain (loss) on investment transactions	6,704,643	(12,079,561)
Net change in unrealized appreciation (depreciation) of investments	(25,062,198)	84,314,390

Net increase in net assets from operations	2,931,550	111,462,005
Distributions to Shareholders
Class A	(1,843,629)	(3,957,926)
Class C	(135,626)	(288,658)
Advisor Class	(8,366,838)	(15,990,481)
Class 1	(7,062,662)	(12,678,473)
Class 2	(3,520,792)	(6,928,342)
Capital Stock Transactions
Net increase (decrease)	30,130,987	(216,488,578)

Total increase (decrease)	12,132,990	(144,870,453)
Net Assets
Beginning of period	1,433,425,721	1,578,296,174

End of period	$1,445,558,711	$1,433,425,721

See notes to financial statements.

ABFunds.com	AB Municipal Bond Inflation Strategy 51

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Municipal Bond Inflation Strategy (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class 1 and Class 2 shares. Class 1 shares are sold only to the private clients of Sanford C. Bernstein & Co. LLC by its registered representatives. Class B, Class R, Class K, Class I and Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases not exceeding $500,000. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class 2 shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Class 1 shares are sold without an initial or contingent deferred sales charge, but are subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

52 AB Municipal Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the

ABFunds.com	AB Municipal Bond Inflation Strategy 53

NOTES TO FINANCIAL STATEMENTS (continued)

Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the

54 AB Municipal Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,300,674,506		$365,000	(a)	$1,301,039,506
Short-Term Municipal Notes		– 0	–	56,700,136		– 0	–	56,700,136
Commercial Mortgage-Backed Securities		– 0	–	16,494,130		– 0	–	16,494,130
Corporates – Investment Grade		– 0	–	5,694,696		– 0	–	5,694,696
Corporates – Non-Investment Grade		– 0	–	3,336,432		– 0	–	3,336,432
Collateralized Mortgage Obligations		– 0	–	30,779		– 0	–	30,779
Short-Term Investments		27,383,070		– 0	–	– 0	–	27,383,070

Total Investments in Securities		27,383,070		1,382,930,679		365,000	(a)	1,410,678,749
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	21,970,722		– 0	–	21,970,722	(c)
Centrally Cleared Interest Rate Swaps		– 0	–	2,357,242		– 0	–	2,357,242	(c)
Inflation (CPI) Swaps		– 0	–	31,334,801		– 0	–	31,334,801
Interest Rate Swaps		– 0	–	735,653		– 0	–	735,653

ABFunds.com	AB Municipal Bond Inflation Strategy 55

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities:	Level 1			Level 2	Level 3			Total
Liabilities:
Centrally Cleared Credit Default Swaps	$	– 0	–	$(406,308)	$	– 0	–	$(406,308	)(c)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(88,997)		– 0	–	(88,997	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(274,290)		– 0	–	(274,290	)(c)
Inflation (CPI) Swaps		– 0	–	(689,398)		– 0	–	(689,398)

Total		$27,383,070		$1,437,870,104		$365,000	(a)	$1,465,618,174

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes original issue and market discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

56 AB Municipal Bond Inflation Strategy	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total

ABFunds.com	AB Municipal Bond Inflation Strategy 57

NOTES TO FINANCIAL STATEMENTS (continued)

operating expenses (excluding extraordinary expenses, interest expense, and acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest) on an annual basis (the “Expense Caps”) to .75%, 1.50%, .50%, .60% and .50% of the daily average net assets for the Class A, Class C, Advisor Class, Class 1 and Class 2 shares, respectively. This fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2026 and then may be extended by the Adviser for additional one-year terms. For the six months ended April 30, 2025, such reimbursements/waivers amounted to $518,901.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2025, the reimbursement for such services amounted to $46,818.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $43,762 for the six months ended April 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $149 from the sale of Class A shares and received $-0- and $140 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2025, such waiver amounted to $21,401.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$33,810	$235,213	$241,640	$27,383	$467

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares and .10% of the Fund’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class and Class 2 shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $527,074 and $1,814,648 for Class C and Class 1 shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$160,140,684	$150,177,833
U.S. government securities	4,041,241	30,000

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$62,029,778
Gross unrealized depreciation	(57,628,223)

Net unrealized appreciation	$4,401,555

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps:

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded

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NOTES TO FINANCIAL STATEMENTS (continued)

upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

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NOTES TO FINANCIAL STATEMENTS (continued)

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy

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NOTES TO FINANCIAL STATEMENTS (continued)

protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2025, the Fund held credit default swaps for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such trans-

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NOTES TO FINANCIAL STATEMENTS (continued)

action and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable for variation margin on centrally cleared swaps	$90,616	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	24,325,365	*	Payable for variation margin on centrally cleared swaps	$417,837	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	735,653

Interest rate contracts	Unrealized appreciation on inflation swaps	31,334,801		Unrealized depreciation on inflation swaps	689,398

Total		$56,486,435			$1,107,235

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$7,932,446	$(3,249,075)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	180,885	143,506

Total		$8,113,331	$(3,105,569)

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2025:

Interest Rate Swaps:
Average notional amount	$11,075,000
Inflation Swaps:
Average notional amount	$1,175,785,714
Centrally Cleared Interest Rate Swaps:
Average notional amount	$115,417,143
Centrally Cleared Inflation Swaps:
Average notional amount	$246,355,714
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$17,938,571

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*		Net Amount of Derivative Assets
Bank of America NA	$4,685,703	$(264,510)		$	– 0	–	$(4,281,640)		$139,553
Barclays Bank PLC	7,213,552	– 0	–		(7,198,500)		– 0	–	15,052
Citibank NA	4,375,877	(217,547)			(4,158,330)		– 0	–	– 0	–
Goldman Sachs International	3,503,760	(207,341)			– 0	–	(3,296,419)		– 0	–
JPMorgan Chase Bank NA	12,291,562	– 0	–		– 0	–	(12,291,562)		– 0	–

Total	$32,070,454	$(689,398)			$(11,356,830)		$(19,869,621)		$154,605	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$264,510	$(264,510)	$	– 0	–	$	– 0	–	$	– 0	–
Citibank NA	217,547	(217,547)		– 0	–		– 0	–		– 0	–
Goldman Sachs International	207,341	(207,341)		– 0	–		– 0	–		– 0	–

Total	$689,398	$(689,398)	$	– 0	–	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for Class A, Class C, Advisor Class, Class 1 and Class 2 were as follows:

	Shares		Amount
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024

Class A
Shares sold	1,487,184	2,136,396	$15,867,301	$22,889,300

Shares issued in reinvestment of dividends	105,736	228,720	1,133,583	2,444,857

Shares converted from Class C	18,558	54,227	201,203	579,133

Shares redeemed	(2,131,780)	(7,361,147)	(22,865,441)	(78,759,878)

Net decrease	(520,302)	(4,941,804)	$(5,663,354)	$(52,846,588)

Class C
Shares sold	45,211	144,757	$485,455	$1,551,558

Shares issued in reinvestment of dividends	9,482	20,352	101,585	217,500

Shares converted to Class A	(18,588)	(54,288)	(201,203)	(579,133)

Shares redeemed	(211,036)	(565,210)	(2,268,656)	(6,057,587)

Net decrease	(174,931)	(454,389)	$(1,882,819)	$(4,867,662)

Advisor Class
Shares sold	11,215,699	19,040,101	$120,494,350	$204,074,117

Shares issued in reinvestment of dividends	469,782	909,873	5,033,456	9,738,632

Shares redeemed	(9,328,247)	(27,947,357)	(100,018,782)	(299,048,243)

Net increase (decrease)	2,357,234	(7,997,383)	$25,509,024	$(85,235,494)

Class 1
Shares sold	4,876,352	8,014,259	$51,999,922	$85,581,583

Shares issued in reinvestment of dividends	449,076	827,451	4,780,241	8,790,476

Shares redeemed	(3,598,052)	(12,980,418)	(38,374,616)	(138,177,287)

Net increase (decrease)	1,727,376	(4,138,708)	$18,405,547	$(43,805,228)

Class 2
Shares sold	1,118,734	2,897,826	$11,922,413	$30,871,528

Shares issued in reinvestment of dividends	197,099	373,686	2,099,717	3,973,568

Shares redeemed	(1,899,200)	(6,052,907)	(20,259,541)	(64,578,702)

Net decrease	(583,367)	(2,781,395)	$(6,237,411)	$(29,733,606)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund is vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is

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NOTES TO FINANCIAL STATEMENTS (continued)

generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,601,312	$7,006,894

Total taxable distributions	1,601,312	7,006,894
Tax-exempt distributions	38,242,568	38,344,734

Total distributions paid	$39,843,880	$45,351,628

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NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed tax-exempt income	$26,873
Accumulated capital and other losses	(80,249,826	)(a)
Unrealized appreciation (depreciation)	29,039,663	(b)

Total accumulated earnings (deficit)	$(51,183,290)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $80,249,826.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $73,839,602 and a net long-term capital loss carryforward of $6,410,224 which may be carried forward for an indefinite period.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.76	$ 10.28	$ 10.24	$ 11.03	$ 10.30	$ 10.24

Income From Investment Operations

Net investment income(a)(b)	.15	.26	.21	.13	.16	.22

Net realized and unrealized gain (loss) on investment transactions	(.13)	.48	.06	(.79)	.75	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.02	.74	.27	(.66)	.91	.29

Less: Dividends

Dividends from net investment income	(.15)	(.26)	(.23)	(.13)	(.18)	(.23)

Net asset value, end of period	$ 10.63	$ 10.76	$ 10.28	$ 10.24	$ 11.03	$ 10.30

Total Return

Total investment return based on net asset value(e)(f)	.14%	7.29%	2.60%	(6.06)%	8.89%	2.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$134,117	$141,375	$185,881	$308,986	$364,599	$138,454

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	.76	%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(g)	.85	%^	.84%	.85%	.82%	.84%	.85%

Net investment income(b)	2.79	%^	2.44%	2.02%	1.24%	1.51%	2.14%

Portfolio turnover rate	11%	25%	26%	27%	10%	29%

See footnote summary on page 76.

ABFunds.com	AB Municipal Bond Inflation Strategy 71

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.75	$ 10.27	$ 10.23	$ 11.02	$ 10.29	$ 10.22

Income From Investment Operations

Net investment income(a)(b)	.11	.18	.13	.06	.08	.14

Net realized and unrealized gain (loss) on investment transactions	(.15)	.48	.06	(.80)	.74	.08	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.01	– 0	–

Net increase (decrease) in net asset value from operations	(.04)	.66	.19	(.74)	.83	.22

Less: Dividends

Dividends from net investment income	(.10)	(.18)	(.15)	(.05)	(.10)	(.15)

Net asset value, end of period	$ 10.61	$ 10.75	$ 10.27	$ 10.23	$ 11.02	$ 10.29

Total Return

Total investment return based on net asset value(e)(f)	(.24)%	6.47%	1.83%	(6.75)%	8.12%	2.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,811	$14,848	$18,850	$25,986	$20,086	$6,710

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	1.51	%^	1.50%	1.51%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(g)	1.60	%^	1.59%	1.60%	1.58%	1.59%	1.61%

Net investment income(b)	2.03	%^	1.69%	1.28%	.54%	.75%	1.43%

Portfolio turnover rate	11%	25%	26%	27%	10%	29%

See footnote summary on page 76.

72 AB Municipal Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.77	$ 10.29	$ 10.25	$ 11.04	$ 10.31	$ 10.24

Income From Investment Operations

Net investment income(a)(b)	.16	.29	.24	.16	.18	.25

Net realized and unrealized gain (loss) on investment transactions	(.14)	.48	.06	(.80)	.75	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.01	– 0	–

Net increase (decrease) in net asset value from operations	.02	.77	.30	(.64)	.94	.32

Less: Dividends

Dividends from net investment income	(.16)	(.29)	(.26)	(.15)	(.21)	(.25)

Net asset value, end of period	$ 10.63	$ 10.77	$ 10.29	$ 10.25	$ 11.04	$ 10.31

Total Return

Total investment return based on net asset value(e)(f)	.27%	7.56%	2.85%	(5.82)%	9.14%	3.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$571,403	$553,109	$610,806	$948,603	$837,132	$185,829

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	.51	%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(g)	.60	%^	.59%	.60%	.58%	.59%	.60%

Net investment income(b)	3.04	%^	2.69%	2.28%	1.52%	1.70%	2.43%

Portfolio turnover rate	11%	25%	26%	27%	10%	29%

See footnote summary on page 76.

ABFunds.com	AB Municipal Bond Inflation Strategy 73

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.69	$ 10.21	$ 10.18	$ 10.97	$ 10.25	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.16	.28	.23	.15	.18	.23

Net realized and unrealized gain (loss) on investment transactions	(.14)	.48	.05	(.79)	.74	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.02	.76	.28	(.64)	.92	.30

Less: Dividends

Dividends from net investment income	(.15)	(.28)	(.25)	(.15)	(.20)	(.24)

Net asset value, end of period	$ 10.56	$ 10.69	$ 10.21	$ 10.18	$ 10.97	$ 10.25

Total Return

Total investment return based on net asset value(e)(f)	.32%	7.51%	2.71%	(5.92)%	9.01%	3.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$496,346	$484,090	$504,943	$594,155	$555,642	$444,500

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	.61	%^	.60%	.61%	.60%	.60%	.60%

Expenses, before waivers/reimbursements(g)	.66	%^	.65%	.66%	.64%	.66%	.67%

Net investment income(b)	2.94	%^	2.59%	2.19%	1.43%	1.72%	2.33%

Portfolio turnover rate	11%	25%	26%	27%	10%	29%

See footnote summary on page 76.

74 AB Municipal Bond Inflation Strategy	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 2
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.69	$ 10.22	$ 10.19	$ 10.98	$ 10.25	$ 10.19

Income From Investment Operations

Net investment income(a)(b)	.16	.29	.24	.17	.20	.24

Net realized and unrealized gain (loss) on investment transactions	(.13)	.47	.05	(.80)	.74	.07	(c)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	.03	.76	.29	(.63)	.94	.31

Less: Dividends

Dividends from net investment income	(.16)	(.29)	(.26)	(.16)	(.21)	(.25)

Net asset value, end of period	$ 10.56	$ 10.69	$ 10.22	$ 10.19	$ 10.98	$ 10.25

Total Return

Total investment return based on net asset value(e)(f)	.27%	7.51%	2.81%	(5.83)%	9.21%	3.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$230,882	$240,004	$257,816	$315,364	$238,315	$215,763

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(g)	.51	%^	.50%	.51%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(g)	.56	%^	.55%	.56%	.55%	.56%	.57%

Net investment income(b)	3.04	%^	2.69%	2.28%	1.56%	1.84%	2.43%

Portfolio turnover rate.	11%	25%	26%	27%	10%	29%

See footnote summary on page 76.

ABFunds.com	AB Municipal Bond Inflation Strategy 75

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Includes the impact of proceeds received by the Fund in connection with a trade-error reimbursement from the Adviser, which enhanced performance by .03% for the year ended October 31, 2021.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.84	%^	.84%	.84%	.82%	.84%	.85%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.59	%^	1.59%	1.59%	1.58%	1.59%	1.61%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.59	%^	.59%	.59%	.58%	.59%	.60%
Class 1
Net of waivers/reimbursements	.60	%^	.60%	.60%	.60%	.60%	.60%
Before waivers/reimbursements	.65	%^	.65%	.65%	.64%	.66%	.67%
Class 2
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.55	%^	.55%	.55%	.55%	.56%	.57%

^	Annualized.

See notes to financial statements.

76 AB Municipal Bond Inflation Strategy	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Municipal Bond Inflation Strategy (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

ABFunds.com	AB Municipal Bond Inflation Strategy 77

performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s

78 AB Municipal Bond Inflation Strategy	ABFunds.com

profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing

ABFunds.com	AB Municipal Bond Inflation Strategy 79

and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

80 AB Municipal Bond Inflation Strategy	ABFunds.com

AB MUNICIPAL BOND INFLATION STRATEGY

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MBIS-0152-0425

April 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Tax-Aware Fixed Income Opportunities Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

April 30, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.4%
Long-Term Municipal Bonds – 99.9%
Alabama – 5.9%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$2,000	$2,119,676
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,765	3,966,615
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	2,000	2,084,836
Series 2023-2 5.43%, 06/01/2049(a)(b)	10,000	10,164,925
Series 2023-A 5.25%, 01/01/2054	2,000	2,103,668
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,000	1,045,323
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	982,413
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	1,000	1,044,823
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,008,303
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	255,570
5.50%, 10/01/2054	250	254,322
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,000	910,942
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	3,000	3,134,077

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	$1,315	$1,347,702
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,029,395
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.321% (SOFR + 2.42%), 01/01/2053(c)	2,000	2,080,194
5.50%, 01/01/2053	1,000	1,060,031
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,434,698
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	1,000	1,033,339

		46,060,852

Alaska – 0.9%
Alaska Housing Finance Corp. (Prerefunded - Others) Series 2023 4.39%, 07/01/2026(a)	2,000	2,001,338
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	903,606
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	4,000	4,145,899

		7,050,843

Arizona – 2.1%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	163	152,851
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(a)	1,200	1,171,855

2 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	$1,000	$797,806
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026(d)(e)(f)	1,000	30,000
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(a)	1,000	935,931
Series 2024-B 5.68%, 01/01/2043(a)	215	201,171
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,031,738
Series 2024 4.00%, 06/01/2049	2,000	1,988,858
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	902,429
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	786,839
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	96,208
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(a)	250	265,828
7.00%, 11/15/2057(a)	250	263,656
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,034,875
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,000	2,112,674

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	$2,000	$2,102,259
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AGC Series 2024 5.25%, 08/01/2043	1,250	1,319,203

		16,194,181

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(a)	1,300	1,409,282
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	200,035

		1,609,317

California – 13.7%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2049(g)	1,000	560,359
AGM Series 2024 Zero Coupon, 10/01/2053	1,000	244,912
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	500	466,335
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	1,000	880,910
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(a)	1,000	990,189
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	300	251,653
Series 2023 4.84%, 04/01/2065(f)	1,901	1,761,304

4 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AGM Series 2024-B 4.50%, 07/01/2054	$2,000	$1,862,407
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	2,000	2,101,715
Series 2024 5.00%, 08/01/2055	2,800	2,934,623
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,000	1,030,122
Series 2025-A 5.00%, 01/01/2056	560	576,564
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,315	2,405,131
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	1,000	1,039,076
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.531% (SOFR + 1.63%), 07/01/2053(c)	2,000	1,984,620
Series 2023-2 5.00%, 07/01/2053(a)(b)	10,000	10,371,321
Series 2024-E 5.00%, 02/01/2055	1,000	1,053,395
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)	1,000	818,194
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	250	204,219
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	1,000	686,729
4.00%, 08/01/2046(a)	495	407,519

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)	$1,000	$663,330
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)	2,500	93,353
5.50%, 02/01/2040(a)	1,000	877,128
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	139	136,822
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	951	932,877
Series 2021-2, Class X 0.825%, 03/25/2035(h)	951	39,734
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	236	215,611
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	2,680	2,586,738
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	1,000	1,009,982
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)	985	68,936
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	254,241
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,041,339

6 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(a)	$250	$240,406
Series 2023 5.00%, 07/01/2035(a)	1,250	1,310,004
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(a)	1,000	1,002,962
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(a)	1,105	1,080,803
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(a)	1,000	946,547
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,025,869
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055(i)	6,225	6,475,531
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2020-C 5.00%, 05/15/2039	1,000	1,020,399
Series 2022 5.25%, 05/15/2047	2,000	2,038,373
Series 2025 5.50%, 05/15/2055	1,190	1,246,251
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)	400	294,884
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	210	137,291
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	1,000	837,258

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)	$1,000	$652,949
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	1,000	665,299
4.00%, 05/01/2057(a)	350	240,527
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	500	351,969
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	1,000	790,682
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	200	150,097
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	1,000	667,465
4.00%, 07/01/2058(a)	1,000	574,689
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 202 1 4.00%, 09/01/2056(a)	1,000	725,603
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	800	529,282
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	1,000	659,457
4.00%, 12/01/2056(a)	400	291,288

8 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)	$1,000	$789,172
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)	1,000	766,619
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)	1,000	658,830
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)	1,000	662,815
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	2,000	1,824,624
Series 2021-B Zero Coupon, 06/01/2066	19,320	2,070,922
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-E 5.00%, 07/01/2038	2,245	2,344,573
Series 2024-B 5.00%, 07/01/2039	1,000	1,042,495
Series 2024-C 5.00%, 07/01/2041	1,300	1,336,570
Series 2024-E 5.00%, 07/01/2039	1,000	1,044,493
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2040	1,335	1,364,576
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	4,865	4,884,129

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031	$3,000	$3,331,151
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,000	1,181,379
Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	1,000	1,047,986
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,000	1,030,799
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,002,131
Series 2023-E 5.50%, 05/01/2040	1,315	1,407,788
Series 2024 5.25%, 05/01/2040	3,400	3,586,412
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,000	1,098,170
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,455,845
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	1,000	1,002,893
5.25%, 07/01/2053	2,975	3,024,496
State of California (State of California) Series 2025 5.00%, 03/01/2044	1,800	1,928,318
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	2,000	312,684
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	241,708

10 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	$2,000	$2,031,441

		106,980,292

Colorado – 1.7%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	500	455,831
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	500	500,195
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	614,966
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	1,000	1,034,339
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	926,313
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	744,573
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	73,432
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,000	857,459
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	88,218
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,039,225

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	$1,000	$972,487
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d)(e)(f)	250	187,500
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(c)	2,000	1,978,989
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	544	452,344
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)	201	199,768
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	1,000	573,860
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a)(g)	1,000	664,784
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	518,225
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 5.00%, 12/15/2028	380	391,663
AGM Series 2020 5.00%, 12/01/2050	100	100,300

		13,374,471

Connecticut – 0.4%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2038	615	634,883
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,189,648

12 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	$100	$105,421

		2,929,952

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)	485	487,365

District of Columbia – 3.4%
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	2,500	233,726
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.50%, 10/01/2054	10,000	10,410,925
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	5,735,702
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,440,029

		26,820,382

Florida – 6.3%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	100	93,382
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(a)	535	536,970
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a)(g)	4,710	708,274

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 13

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.00%, 06/01/2049(a)	$1,360	$1,296,452
5.00%, 06/01/2058(a)	1,135	1,059,485
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)	2,000	123,177
5.00%, 07/01/2056(a)	1,090	959,599
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.375%, 06/01/2057	1,000	1,001,302
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	217,497
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2055	200	186,071
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	1,000	1,008,255
County of Miami-Dade FL (Prerefunded - US Govt Agencies) Series 2015-A 5.00%, 06/01/2028	780	780,814
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2015-A 5.00%, 10/01/2031	265	265,273
Series 2024-A 5.00%, 10/01/2034	5,400	5,753,004
Series 2025-A 5.50%, 10/01/2055	1,345	1,402,347
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,041,780
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2036	230	140,502
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	101,370
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	973,244
6.125%, 06/01/2054	1,000	963,104

14 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2051(a)	$1,000	$877,451
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2043	1,000	1,039,618
5.25%, 10/01/2044	1,100	1,136,206
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(a)	3,000	3,204,591
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)	100	105,159
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(a)	350	327,020
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.25%, 07/01/2053	2,500	2,510,552
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2042(a)	1,000	957,704
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)	100	80,282
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)	1,000	992,845
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 5.75%, 06/15/2047	1,000	1,018,070
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2024 5.00%, 10/01/2034	1,015	1,090,359

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 15

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	$1,000	$1,051,888
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051	2,000	1,821,089
5.50%, 11/15/2054	1,000	1,069,678
Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2027(i)	1,000	1,035,635
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	440,725
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	1,000	1,072,271
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(a)	1,000	935,149
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037	100	100,569
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2045	1,250	1,269,995
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	886,145
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	868,699
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	200	159,076

16 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)	$100	$133,158
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,000	1,077,092
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	1,000	974,924
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	4,000	4,064,913
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	595	519,906
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(a)	100	100,067

		49,532,738

Georgia – 3.3%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a)(g)	1,000	860,760
Series 2024-A 5.50%, 04/01/2039(a)	1,000	1,002,823
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2025	145	145,255
5.00%, 07/01/2031	1,065	1,108,410
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.25%, 10/01/2054	1,000	1,028,621
Gainesville & Hall County Hospital Authority (Northeast Georgia Health System Obligated Group) Series 2024 5.00%, 10/15/2034	1,000	1,098,137

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 17

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	$3,215	$3,215,688
Series 2023-A 5.00%, 06/01/2053	3,000	3,103,522
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.621% (SOFR + 1.70%), 12/01/2053(c)	2,000	2,001,895
Series 2023-B 5.00%, 07/01/2053	1,000	1,042,273
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	1,000	1,050,207
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2049	2,000	1,981,514
Series 2022 5.50%, 07/01/2063	1,500	1,543,034
AGM Series 2023 5.00%, 07/01/2064	1,000	1,017,954
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(a)	5,000	5,484,533

		25,684,626

Guam – 0.2%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.00%, 10/01/2029	1,300	1,342,042

Hawaii – 0.5%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	661,872
Series 2025 5.00%, 07/01/2035	2,000	2,265,937
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2045	1,000	1,014,497

		3,942,306

18 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	$1,000	$1,058,617

Illinois – 5.3%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	240	222,828
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,064
Series 2017-A 7.00%, 12/01/2046(a)	1,000	1,032,566
Series 2017-B 7.00%, 12/01/2042(a)	1,000	1,034,468
Series 2019-A 5.00%, 12/01/2029	100	102,527
5.00%, 12/01/2030	100	101,345
Series 2019-B 5.00%, 12/01/2033	100	100,186
Series 2021-A 5.00%, 12/01/2033	1,000	1,015,867
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	3,245	3,369,700
Series 2024-C 5.25%, 01/01/2041	1,980	2,094,951
5.25%, 01/01/2042	2,000	2,101,142
Series 2024-E 5.00%, 01/01/2029	1,000	1,043,910
County of Cook IL (County of Cook IL) Series 2021-B 4.00%, 11/15/2025	1,000	1,002,787
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)	1,000	975,177
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(a)	1,000	1,024,525
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	87,543

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 19

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	$1,000	$1,006,640
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	140	100,480
Illinois Finance Authority (Silver Cross Hospital & Medical Centers Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	250,371
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-2 4.00%, 01/01/2042(a)(b)	10,000	9,642,136
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	100,674
Series 2024 5.67%, 11/01/2038(f)	955	911,083
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	1,000	1,063,592
Series 2019-A 5.00%, 01/01/2026	1,500	1,518,994
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	600	600,018
Series 2017 0.00%, 12/15/2042(g)	1,000	709,794
Series 2022 4.00%, 12/15/2042	1,000	885,428
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2020 5.00%, 06/15/2042	640	648,910
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	196	210,954
Series 2017-D 5.00%, 11/01/2026	930	950,452

20 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-A 5.50%, 03/01/2047	$1,000	$1,029,698
Series 2022-C 5.50%, 10/01/2045	1,000	1,036,789
Series 2024 5.00%, 02/01/2031	1,345	1,429,665
Series 2024-B 4.25%, 05/01/2046	1,000	874,906
5.00%, 05/01/2038	1,000	1,049,089
5.25%, 05/01/2043	1,000	1,034,448

		41,363,707

Indiana – 2.5%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d)(e)	33	3
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(a)	150	131,496
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,001,784
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)(d)(e)	1,070	165,090
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	103,395
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	840,734
Series 2023-2 4.00%, 11/15/2037	100	91,944
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	190,003
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	165	151,906
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(c)(f)	9,825	9,758,013

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 21

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2054	$1,000	$966,156
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	943,027
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(a)	1,000	842,059
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	344,763
6.00%, 03/01/2053	250	261,130
Series 2023-F 7.75%, 03/01/2067	250	274,569
BAM Series 2023 5.25%, 03/01/2067	3,000	3,085,501

		19,151,573

Iowa – 0.2%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	100	93,630
4.00%, 12/01/2041	170	135,980
4.00%, 12/01/2046	115	85,046
4.00%, 12/01/2051	205	143,912
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	1,000	146,936
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	1,000	1,013,493

		1,618,997

Kansas – 0.2%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	1,000	1,001,154
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)	100	103,453
6.50%, 11/15/2042(a)	300	310,917

		1,415,524

22 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.8%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2034	$385	$368,603
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(a)	265	255,782
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	3,000	3,063,063
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	177,175
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	999,672
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2039	160	149,371
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	65	51,943
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	426,180
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(a)	130	130,000
5.75%, 11/01/2040(a)	600	591,436
Series 2022-B 6.75%, 11/01/2040(a)	100	98,663
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	227,734

		6,539,622

Louisiana – 1.7%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AGM Series 2021 2.889%, 12/01/2041	1,000	744,949

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 23

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	$1,000	$1,022,815
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	681,565
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	1,000	963,253
5.75%, 09/01/2064	2,000	2,074,795
Louisiana Public Facilities Authority (ElementUS Minerals LLC) Series 2023 5.00%, 10/01/2043(a)	2,000	2,006,305
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(a)	1,025	1,033,029
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(d)(j)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,335,048
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	215	215,144
Series 2024 5.00%, 01/01/2035	1,000	1,059,451
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	983,292
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.552% (SOFR + 0.50%), 05/01/2043(c)	965	961,737

		13,081,386

24 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Maryland – 1.5%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	$600	$515,866
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,068,394
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.25%, 06/30/2047	2,090	2,096,987
5.25%, 06/30/2052	1,000	988,873
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	511,521
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,200	2,332,449
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,000	2,167,794
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2038	1,000	1,044,808
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	1,315	1,316,421

		12,043,113

Massachusetts – 2.8%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025	2,000	1,998,344
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024 5.00%, 12/01/2054	10,000	10,347,807

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 25

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2025-A 5.00%, 04/01/2044(i)	$2,000	$2,121,662
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	5,195	5,499,854
Series 2024-A 5.25%, 07/01/2052	1,000	1,057,370
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050(i)	1,000	1,039,804

		22,064,841

Michigan – 1.3%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(d)(e)	649	681,298
Series 2014-B 4.00%, 04/01/2044(g)	244	191,643
Series 2018 5.00%, 04/01/2038	75	76,045
Series 2021-A 5.00%, 04/01/2046	2,000	2,007,955
Series 2021-B 3.644%, 04/01/2034	200	180,184
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.655% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(c)	1,000	982,388
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	1,000	997,421
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	932,214
Series 2020-B Zero Coupon, 06/01/2065	1,000	103,883
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046(i)	2,000	2,049,120

26 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	$1,610	$1,563,920
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	233,154

		9,999,225

Minnesota – 1.2%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)	1,000	952,904
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a)(g)	1,000	1,010,279
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	1,000	958,843
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	1,000	1,022,651
5.00%, 11/01/2047	1,000	1,013,399
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)	1,000	980,171
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	1,000	1,027,310
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(a)	585	553,609
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(f)	225	105,750
4.00%, 06/01/2056(f)	100	47,000

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 27

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2041	$1,000	$1,021,675
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	999,305

		9,692,896

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	1,000	1,068,168
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(f)	500	371,816
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	1,800	1,572,448

		3,012,432

Missouri – 0.1%
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)	160	141,319
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	255,780
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(a)	100	94,689

		491,788

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(a)(g)	1,000	763,669

Nebraska – 0.1%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,036,300

28 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	$2,000	$282,957
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	270	260,203
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2032	1,300	1,373,234
5.25%, 07/01/2054	2,000	2,021,938
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(a)	1,175	1,131,232

		5,069,564

New Hampshire – 1.8%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051	1,991	1,838,886
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	2,000	1,883,198
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)	1,000	986,975
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-A Zero Coupon, 02/01/2035(a)	1,000	540,248
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	197	195,559
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	1,926	1,892,912
Series 2022-1, Class X 0.35%, 09/20/2036(h)	963	19,283

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 29

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	$966	$924,214
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	652	620,895
Series 2024-1, Class X 0.547%, 07/01/2051(h)	842	31,412
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	1,989	1,819,555
Series 2024-2, Class X 0.595%, 08/20/2039(h)	1,989	80,116
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(a)(i)	2,000	1,999,761
Series 2025-1, Class A1 4.168%, 01/20/2041	999	948,794

		13,781,808

New Jersey – 3.1%
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	1,000	994,806
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 5.398%, 03/01/2033	1,000	1,022,465
Series 2024-S 5.00%, 06/15/2034	1,000	1,091,674
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	180	180,007
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	100	101,384
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	285,213

30 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	$1,520	$1,549,107
5.00%, 06/15/2029	550	558,439
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033	2,000	1,427,494
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	1,250	1,316,708
Series 2024-A 4.00%, 06/15/2042	3,530	3,263,839
5.00%, 06/15/2037	3,750	4,047,082
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2017-B 5.00%, 01/01/2032	540	561,713
Series 2024-A 4.00%, 01/01/2035	1,500	1,547,737
5.00%, 01/01/2033	1,000	1,111,099
Series 2024-C 5.00%, 01/01/2043	1,000	1,052,400
5.00%, 01/01/2044	1,000	1,047,414
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	3,045	2,951,960

		24,110,541

New Mexico – 0.2%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	881,424
New Mexico Municipal Energy Acquisition Authority (New Mexico Municipal Energy Acquisition Authority) Series 2025 5.00%, 06/01/2054	1,000	1,047,581

		1,929,005

New York – 7.2%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	1,002,631

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 31

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

City of New York NY (City of New York NY) Series 2024-D 4.00%, 04/01/2045	$1,000	$911,881
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	2,000	2,004,861
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	1,000	1,016,082
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-A 5.00%, 11/15/2045	1,000	1,047,624
Series 2020-C 5.00%, 11/15/2050	1,000	1,002,994
5.25%, 11/15/2055	1,000	1,020,855
Series 2020-E 4.00%, 11/15/2026	1,155	1,166,357
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022
6.00%, 07/01/2057(a)	1,000	1,001,216
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	510,974
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025-H 5.00%, 11/01/2044	1,000	1,050,546
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	900,843
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	350	52,244
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	1,215	1,207,623
5.375%, 11/15/2040(a)	115	115,003

32 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2053	$2,000	$2,036,412
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	2,000	2,160,018
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(a)	1,000	972,912
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 5.00%, 03/15/2055	10,000	10,204,571
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	1,000	1,015,110
AGC Series 2024 0.00%, 12/31/2054(g)	2,000	1,225,388
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	2,000	2,029,130
AGM Series 2023 5.00%, 06/30/2049	1,000	1,003,247
5.125%, 06/30/2060	2,000	2,009,067
AGM Series 2024 5.00%, 06/30/2049	4,800	4,813,404
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	150	150,011
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056(i)	1,000	1,072,991
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,021,523
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	380,024

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 33

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2022-2 3.60%, 04/01/2026(a)(b)	$10,000	$10,000,168
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	1,500	1,571,626
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	300	272,677
5.00%, 06/01/2048	180	162,415
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	107,699
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(a)	100	86,982

		56,307,109

North Carolina – 1.1%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2048	2,800	2,809,966
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	1,000	1,000,227
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2038(a)	1,045	1,090,119
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2023 5.25%, 07/01/2048	2,500	2,567,368
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	500	510,129
AGM Series 2024 Zero Coupon, 01/01/2053	1,000	241,158
University of North Carolina at Charlotte (The) (University of North Carolina at Charlotte/The) AGM Series 2021 2.802%, 04/01/2045	1,000	681,092

		8,900,059

34 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) AGM Series 2023-A 5.00%, 12/01/2048	$1,000	$1,012,214
5.00%, 12/01/2053	1,250	1,256,293

		2,268,507

Ohio – 3.9%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	2,000	190,765
5.00%, 06/01/2055	2,850	2,486,828
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	171,142
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2044	10,000	10,343,595
5.25%, 01/01/2045	1,050	1,081,450
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2042	1,120	1,116,377
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	205	199,328
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,003,892
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	100	74,597
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	80	4,017
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,069,357
6.75%, 12/01/2052	250	267,442

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 35

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	$1,000	$733,871
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	1,000	1,206,267
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	100	98,534
Reynoldsburg City School District (Reynoldsburg City School District) Series 2014 4.939%, 09/01/2032	905	925,722
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a)(b)	9,765	9,557,633

		30,530,817

Oklahoma – 0.9%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	1,003,236
Series 2022-A 5.50%, 08/15/2044	1,000	988,837
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054	1,430	1,540,105
Series 2025-B 5.00%, 01/01/2039(i)	1,780	1,921,317
AGC Series 2025-A 4.25%, 01/01/2055	2,000	1,872,457

		7,325,952

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.375%, 11/15/2055	1,000	933,379

Other – 0.7%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.684%, 10/25/2040	993	1,018,537

36 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.70%, 04/25/2042(a)	$998	$1,000,243
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	1,995	2,064,357
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	1,298	1,273,651

		5,356,788

Pennsylvania – 4.7%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 4.32% (MUNIPSA + 0.70%), 11/15/2047(c)	2,000	1,980,678
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(a)	465	451,710
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)	497	334,134
5.00%, 06/30/2039	700	647,041
7.00%, 06/30/2039	280	243,372
8.00%, 06/30/2034	110	110,052
Series 2024-A 6.00%, 06/30/2034	100	104,445
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	801,330
5.00%, 07/01/2054	250	233,941
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(a)	250	251,127
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	874,079

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 37

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	$2,000	$1,954,158
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.25%, 06/30/2053	1,000	990,127
AGM Series 2022 5.75%, 12/31/2062	1,000	1,036,429
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	760	747,700
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	100,292
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.32% (MUNIPSA + 0.70%), 11/15/2047(c)	3,000	2,983,771
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	918,860
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2024 5.00%, 12/01/2038	1,000	1,085,201
Pennsylvania Turnpike Commission Registration Fee Revenue (Pennsylvania Turnpike Commission Registration Fee Revenue) Series 2023-2 4.73%, 07/15/2041(a)(b)	10,000	9,978,416
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)	1,000	967,314

38 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-2 4.53% (SOFR + 0.80%), 09/01/2040(a)(b)(c)	$10,000	$9,832,059

		36,626,236

Puerto Rico – 2.5%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	5,000	285,368
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	768	407,909
0.00%, 11/01/2051	7,600	2,259,500
5.069%, 11/01/2051	2,429	1,488,007
Series 2022-C Zero Coupon, 11/01/2043	7,479	4,468,889
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	81	78,465
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(a)	2,000	1,916,395
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d)(e)	85	47,175
5.00%, 07/01/2037(d)(e)	600	333,000
Series 2008-W 5.00%, 07/01/2028(d)(e)	245	135,975
Series 2008WW 5.375%, 07/01/2024(d)(j)	125	69,375
Series 2010-A 5.25%, 07/01/2029(d)(e)	100	55,500
5.25%, 07/01/2030(d)(e)	15	8,325
Series 2010-C 5.00%, 07/01/2024(d)(j)	25	13,875
5.25%, 07/01/2027(d)(e)	150	83,250
5.25%, 07/01/2028(d)(e)	305	169,275
Series 2010-X 5.25%, 07/01/2040(d)(e)	820	455,100
5.75%, 07/01/2036(d)(e)	625	346,875

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 39

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2010DDD 5.00%, 04/30/2025	$15	$8,325
Series 2010ZZ 5.25%, 07/01/2018(d)(j)	150	83,250
5.25%, 07/01/2024(d)(j)	40	22,200
Series 2012-A 5.00%, 07/01/2029(d)(e)	50	27,750
5.00%, 07/01/2042(d)(e)	100	55,500
5.05%, 07/01/2042(d)(e)	110	61,050
Series 2013-A 7.00%, 07/01/2033(d)(e)	100	55,500
7.00%, 07/01/2040(d)(e)	100	55,500
AGM Series 2007-V 5.25%, 07/01/2027	1,000	994,656
5.25%, 07/01/2031	375	369,408
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,024,639
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	32	31,258
6.625%, 01/01/2028	242	237,016
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,117,870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	17	15,541
Zero Coupon, 07/01/2046	2,111	677,245
Series 2019-A 5.00%, 07/01/2058	867	827,795

		19,286,761

South Carolina – 1.9%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2043	1,600	1,668,046
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	96,722

40 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

5.41%, 11/01/2039	$310	$290,583
6.28%, 11/01/2039	100	93,192
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)	1,000	897,455
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(f)(k)(l)(m)	150	150,000
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,046,153
South Carolina Jobs-Economic Development Authority 5.25%, 11/01/2044	2,000	2,081,699
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(a)	565	575,647
Series 2023-B 7.50%, 08/01/2047(a)	210	206,644
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(d)(e)(f)	100	15,000
6.50%, 06/01/2051(d)(e)(f)	300	45,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.00%, 11/01/2042	1,000	941,458
5.25%, 11/01/2044	2,000	2,091,791
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)	410	290,049
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2036	265	265,208
Series 2024-A 5.00%, 12/01/2038	1,100	1,161,933
Series 2024-B 5.00%, 12/01/2041	1,100	1,133,712
Series 2025-B 5.00%, 12/01/2045	2,000	2,017,941

		15,068,233

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 41

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$150	$150,893

Tennessee – 1.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,070	1,014,293
5.125%, 12/01/2042(a)	1,000	929,279
Series 2016-B
Zero Coupon, 12/01/2031(a)	150	104,121
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(a)	200	200,675
9.50%, 11/01/2052(a)	400	401,220
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	1,000	1,036,442
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	216,389
Series 2024 5.00%, 07/01/2034	1,000	1,087,849
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d)(e)(f)	108	5,423
Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AGM Series 2023-A 5.25%, 07/01/2053	1,000	1,042,457
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021
Zero Coupon, 06/01/2043(a)	955	365,153

42 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2052	$3,500	$3,612,944
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,048,015
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	1,000	1,025,694
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	151,999

		12,241,953

Texas – 5.2%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	250	190,105
Series 2021-B 5.00%, 10/01/2050(a)	500	405,374
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2021 4.50%, 06/15/2056(a)	500	497,670
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)	200	201,556
6.375%, 06/01/2062(a)	250	252,449
Austin Convention Enterprises, Inc. (Austin Convention Enterprises) Series 2017-A 5.00%, 01/01/2034	500	491,602
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	400	300,010
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	2,915	3,130,158

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 43

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042(f)	$500	$425,000
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-C 5.00%, 08/15/2038	1,300	1,394,948
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)	4,760	283,587
6.00%, 12/01/2062	555	506,898
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)	270	242,517
6.25%, 12/01/2054(a)	100	85,799
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	160,172
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2018-B 5.00%, 07/01/2026	2,000	2,043,841
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	2,345	2,371,122
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	880,382
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	1,000	876,442
County of Travis TX (County of Travis TX) Series 2024 5.00%, 03/01/2028	1,250	1,317,594
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)	100	99,148

44 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.47% (MUNIPSA + 0.85%), 07/01/2049(c)	$1,000	$1,000,112
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2050	1,000	255,212
Series 2022-B Zero Coupon, 12/01/2042	1,400	537,059
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	500,709
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	450	446,237
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)	835	831,779
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	212,496
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	82,728
Series 2022 4.00%, 01/01/2047	100	74,163
5.00%, 01/01/2057	200	163,913
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	963,551
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	1,000	934,542
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(a)	1,000	1,027,193

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 45

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.625%, 01/01/2031(a)	$300	$270,287
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,000	2,083,582
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	329	279,766
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d)(e)(k)(l)	552	– 0	–
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.926% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(c)	2,410	2,417,738
Series 2012-C 3.70% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(c)	2,395	2,395,006
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,037,406
5.00%, 12/15/2031	1,000	1,044,079
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	600	633,086
Series 2023-B 5.50%, 01/01/2054	3,000	3,220,553
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,079,069
Trinity River Authority Red Oak Creek System Revenue (Trinity River Authority Red Oak Creek System Revenue) Series 2021 4.00%, 02/01/2029	1,800	1,840,168

		40,486,808

Utah – 0.8%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	2,000	2,002,085

46 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)	$1,000	$922,496
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	500	378,609
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(a)(g)	439	365,952
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2046	1,000	987,690
Series 2024 5.00%, 10/15/2027	465	476,126
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)	200	193,581
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	970,974

		6,297,513

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2022 5.00%, 06/01/2052(a)	500	505,998

Virginia – 1.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)	615	558,238
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	375	328,318

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 47

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$420	$374,309
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(a)	1,000	764,234
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,629,158
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	834,857
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2034	2,000	1,913,535
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)	430	408,707
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	2,000	1,999,697
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d)(e)(f)	615	526,830
8.706% (SOFR + 5.50%), 06/01/2029(c)(d)(e)(f)	530	450,041

		9,787,924

Washington – 1.1%
Energy Northwest (Bonneville Power Administration) Series 2015-C 5.00%, 07/01/2026	1,000	1,002,326
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	100	109,396
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2044	280	282,078

48 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA (Port of Seattle WA) Series 2015-C 5.00%, 04/01/2033	$510	$510,187
Series 2022 5.50%, 08/01/2047	1,500	1,559,071
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	1,000	973,588
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(a)	1,000	858,988
Series 2019-A 5.00%, 01/01/2055(a)	1,000	856,980
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	268	246,737
Series 2021-1, Class X 0.727%, 12/20/2035(h)	941	37,788
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050	1,993	1,832,695

		8,269,834

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	250	194,684
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(a)	880	906,606
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a)(g)	490	100,042
7.00%, 06/01/2043(a)	100	102,398
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	2,000	1,620,778

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 49

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)	$1,000	$1,005,689

		3,930,197

Wisconsin – 3.3%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(d)(j)(k)(l)	284	– 0	–
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)	200	173,743
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)	200	191,319
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.875%, 07/01/2055	1,000	969,682
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,585,874
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	80,932
4.00%, 01/01/2057	1,000	747,870
Wisconsin Health & Educational Facilities Authority (St. John’s Communities Obligated Group) Series 2022 4.00%, 09/15/2036	775	718,885
4.00%, 09/15/2041	765	670,948
4.00%, 09/15/2045	650	541,646
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)	100	85,679
Series 2022-A 3.875%, 12/01/2039(a)	460	391,256
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(a)	350	322,660

50 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	$1,000	$441,494
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)	1,000	901,637
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 6.00%, 02/01/2062(a)	1,000	1,026,180
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(a)	1,000	996,818
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)	500	475,753
6.625%, 02/01/2046(a)	375	320,258
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,253,874
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(a)	1,000	1,002,934
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d)(f)(j)(k)(l)	600	– 0	–
Series 2023 15.00%, 04/30/2023(d)(f)(j)(k)(l)	175	2
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	849	554,494
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 7.25%, 12/01/2042(a)	265	267,246
7.50%, 12/01/2052(a)	160	162,827
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)	295	215,778

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 51

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)	$1,000	$559,406
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)	148	107,998
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(a)	25	26,870
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2054	1,000	1,042,608
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	1,000	1,100,301
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	991,985
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)	1,000	1,134,024
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)	500	368,473
Series 2022 4.00%, 06/01/2049(a)	100	77,473
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)	1,000	1,000,269
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,163,586
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.50%, 06/15/2055	1,000	984,842

52 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	$100	$100,044
5.00%, 10/01/2027(a)	130	131,089
5.00%, 10/01/2029(a)	100	101,107
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(a)	1,000	818,121
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)	1,000	977,935

		25,785,920

Total Long-Term Municipal Bonds (cost $800,910,348)		780,294,856

Short-Term Municipal Notes – 5.5%
California – 0.1%
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 4.07%, 10/01/2047(a)(n)	1,000	1,000,000

Colorado – 0.1%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 2.45%, 02/01/2038(n)	690	690,000

Florida – 0.7%
Florida Gulf Coast University Financing Corp. (Florida Gulf Coast University Financing) Series 2009-A 3.62%, 02/01/2039(n)	1,000	1,000,000
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 2.50%, 11/01/2038(n)	4,320	4,320,000

		5,320,000

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 2.70%, 03/01/2048(n)	1,000	1,000,000
Series 2025 2.50%, 03/01/2060(n)	1,500	1,500,000

		2,500,000

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 53

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Illinois – 0.9%
Illinois Finance Authority (University of Chicago Medical Center Obligated Group) Series 2023 2.45%, 08/01/2043(n)	$1,505	$1,505,000
Series 2024 2.45%, 08/01/2044(n)	5,415	5,415,000

		6,920,000

Kentucky – 0.1%
Kentucky Economic Development Finance Authority (St. Elizabeth Community Health Support) Series 2018 2.80%, 05/01/2033(n)	935	935,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 2.50%, 07/01/2041(n)	1,075	1,075,000

Michigan – 0.3%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 2.47%, 07/01/2041(n)	2,000	2,000,000

New Jersey – 0.3%
City of Hoboken NJ (City of Hoboken NJ) Series 2025-A 4.00%, 03/10/2026	2,405	2,423,401

New York – 0.5%
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2022-E 2.50%, 11/01/2026(n)	1,000	1,000,000
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 2008-D, Class C 2.80%, 02/15/2026(n)	235	235,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 03/06/2026	2,000	2,013,573

54 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2022-B 2.60%, 01/01/2033(n)	$250	$250,000

		3,498,573

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AGM Series 2017-E 2.50%, 01/15/2044(n)	1,100	1,100,000

Oregon – 0.6%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-B 2.50%, 08/01/2034(n)	4,700	4,700,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 4.07%, 03/01/2029(n)	2,000	2,000,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 4.07%, 03/01/2029(n)	2,500	2,500,000

		4,500,000

Pennsylvania – 0.1%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 2.50%, 09/01/2059(n)	400	400,000

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (Bryant University) Series 2008 2.80%, 06/01/2035(n)	300	300,000

Texas – 0.3%
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group) Series 2008A, Class F 2.40%, 10/01/2041(n)	2,500	2,500,000

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 55

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.4%
Public Finance Authority (Kaiser Obligated Group) Series 2023-B 2.45%, 10/01/2055(n)	$3,255	$3,255,000

		3,255,000

Total Short-Term Municipal Notes (cost $43,131,185)		43,116,974

Total Municipal Obligations (cost $844,041,533)		823,411,830

CORPORATES - INVESTMENT GRADE – 0.7%
Industrial – 0.5%
Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	400	381,884
YMCA of Greater New York 2.303%, 08/01/2026	1,000	968,620

		1,350,504

Other Industrial – 0.3%
Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	3,000	2,864,400

		4,214,904

Financial Institutions – 0.2%
Banking – 0.2%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(o)	100	97,656
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,012,700
Fifth Third Bancorp Series L 4.50%, 09/30/2025(o)	100	98,845
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	98,459
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	95,915
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(o)	100	98,155

		1,501,730

Total Corporates – Investment Grade (cost $5,893,630)		5,716,634

56 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.3%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(h)	$946	$44,077
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class XUS 1.005%, 09/25/2036(h)	1,150	76,607
Series 2024-ML21, Class AUS 4.615%, 08/25/2041	1,285	1,328,248
Series 2024-ML24, Class AUS 4.299%, 05/25/2041	994	954,595

		2,403,527

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(h)	966	42,138
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(h)	1,974	198,424

		240,562

Total Commercial Mortgage-Backed Securities (cost $2,692,070)		2,644,089

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.0%
Banking – 0.0%
Comerica, Inc. 5.625%, 07/01/2025(o)	100	99,202

REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025	60	60,457

		159,659

Industrial – 0.2%
Communications – Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	309	260,005
DISH DBS Corp. 5.25%, 12/01/2026(a)	240	218,458
5.75%, 12/01/2028(a)	250	210,092

		688,555

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 57

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(k)(l)	$1,225	$758,595

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(j)(k)(l)	161	10,283

		1,457,433

Utility – 0.0%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(a)(o)	225	227,365

Total Corporates – Non-Investment Grade (cost $2,395,205)		1,844,457

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	785	796,624

Other ABS - Fixed Rate – 0.0%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	195	181,068

Other ABS - Floating Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50% (PRIME 1 Month + 4.00%), 03/04/2026(c)(k)(l)	8	7,647

Total Asset-Backed Securities (cost $986,815)		985,339

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.218% (CME Term SOFR + 6.86%), 08/25/2028(c)	33	34,540
Series 2016-C02, Class 1M2 10.468% (CME Term SOFR + 6.11%), 09/25/2028(c)	26	26,839

58 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

Series 2017-C04, Class 2M2 7.318% (CME Term SOFR + 2.96%), 11/25/2029(c)	$123	$123,850
Series 2015-C02, Class 1M2 8.468% (CME Term SOFR + 4.11%), 05/25/2025(c)	19	19,237

Total Collateralized Mortgage Obligations (cost $196,429)		204,466

	Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(d)(k)(l) (cost $96,592)	5,320	15,481

	Principal Amount (000)
COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - Floating Rate – 0.0%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 5.658% (CME Term SOFR 3 Month + 1.40%), 01/15/2031(a)(c) (cost $3,356)	$3	3,356

	Shares
SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.17%(p)(q)(r) (cost $5,010,549)	5,010,549	5,010,549

Total Investments – 107.5% (cost $861,316,179)		839,836,201
Other assets less liabilities – (7.5)%		(58,571,581)

Net Assets – 100.0%		$781,264,620

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 59

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2025	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	4.12%	USD 7,400	$(309,648)	$(406,538)	$96,890

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	21,340	10/15/2028	CPI#	2.565%	Maturity	$(96,864)	$	– 0	–	$(96,864)
USD	19,750	10/15/2029	2.569%	CPI#	Maturity	16,734		– 0	–	16,734
USD	19,000	10/15/2029	2.485%	CPI#	Maturity	91,905		– 0	–	91,905
USD	14,592	10/15/2029	2.516%	CPI#	Maturity	49,068		– 0	–	49,068
USD	14,579	10/15/2029	2.451%	CPI#	Maturity	93,893		– 0	–	93,893
USD	14,579	10/15/2029	2.499%	CPI#	Maturity	60,816		– 0	–	60,816
USD	22,410	10/15/2030	CPI#	2.531%	Maturity	6,292		– 0	–	6,292

						$221,844	$	– 0	–	$221,844

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value		Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	7,900	10/15/2030	1 Day SOFR	4.092%	Annual	$262,875		$	– 0	–	$262,875
USD	16,300	12/03/2031	1 Day SOFR	4.178%	Annual	671,974			– 0	–	671,974
USD	12,800	12/03/2031	1 Day SOFR	3.711%	Annual	172,568			1,372		171,196
USD	9,140	12/03/2031	1 Day SOFR	4.057%	Annual	307,139			– 0	–	307,139
USD	18,900	03/12/2032	1 Day SOFR	3.704%	Annual	248,570			– 0	–	248,570
USD	8,300	08/15/2034	3.264%	1 Day SOFR	Annual	299,477			235		299,242
USD	6,700	08/15/2034	3.304%	1 Day SOFR	Annual	228,520			– 0	–	228,520
USD	6,120	08/15/2034	3.314%	1 Day SOFR	Annual	187,324			– 0	–	187,324
USD	6,000	08/15/2034	3.446%	1 Day SOFR	Annual	124,629			– 0	–	124,629
USD	3,000	08/15/2034	3.187%	1 Day SOFR	Annual	126,434			– 0	–	126,434
USD	21,500	02/15/2035	3.838%	1 Day SOFR	Annual	(365,959)			(6,175)		(359,784)
USD	12,300	02/15/2035	3.747%	1 Day SOFR	Annual	(117,715)			(3,063)		(114,652)
USD	12,110	02/15/2035	3.923%	1 Day SOFR	Annual	(289,335)			– 0	–	(289,335)
USD	3,800	02/15/2035	3.603%	1 Day SOFR	Annual	– 0	–		(292)		292

						$1,856,501			$(7,923)		$1,864,424

60 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/21/2025	MMD 5 Year^	3.320%	Maturity	$111,196	$	– 0	–	$111,196
Bank of America NA	USD	1,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	(34,314)		– 0	–	(34,314)
Citibank NA	USD	2,220	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	147,480		– 0	–	147,480
JPMorgan Chase Bank NA	USD	5,000	06/04/2025	MMD 5 Year^	3.340%	Maturity	96,456		– 0	–	96,456
JPMorgan Chase Bank NA	USD	5,000	06/27/2025	MMD 5 Year^	3.200%	Maturity	58,622		– 0	–	58,622
JPMorgan Chase Bank NA	USD	2,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	(25,511)		– 0	–	(25,511)
JPMorgan Chase Bank NA	USD	1,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	31,253		– 0	–	31,253
Morgan Stanley Capital Services LLC	USD	5,000	05/09/2025	MMD 5 Year^	3.050%	Maturity	9,237		– 0	–	9,237
Morgan Stanley Capital Services LLC	USD	5,000	05/27/2025	MMD 5 Year^	3.310%	Maturity	88,193		– 0	–	88,193
Morgan Stanley Capital Services LLC	USD	2,000	08/29/2025	MMD 10 Year^	3.040%	Maturity	(71,699)		– 0	–	(71,699)
Morgan Stanley Capital Services LLC	USD	2,000	10/23/2025	MMD 10 Year^	3.240%	Maturity	(43,033)		– 0	–	(43,033)
Morgan Stanley Capital Services LLC	USD	2,000	12/19/2025	MMD 10 Year^	3.300%	Maturity	(41,133)		– 0	–	(41,133)
Morgan Stanley Capital Services LLC	USD	1,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	(34,314)		– 0	–	(34,314)
Morgan Stanley Capital Services LLC	USD	3,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	11,900		– 0	–	11,900
Morgan Stanley Capital Services LLC	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	131,799		– 0	–	131,799

							$436,132	$	– 0	–	$436,132

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At April 30, 2025, the aggregate market value of these securities amounted to $186,307,404 or 23.8% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2025.

(d)	Non-income producing security.

(e)	Defaulted.

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 61

PORTFOLIO OF INVESTMENTS (continued)

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.13% of net assets as of April 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 4.84%, 04/01/2065	07/18/2023	$1,900,673	$1,761,304	0.23%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026	08/12/2020 - 07/20/2022	1,101,588	30,000	0.00%
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042	06/08/2022	489,970	425,000	0.05%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,774	4,017	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	187,500	0.02%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	07/14/2021 - 03/07/2025	154,602	105,750	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,628	47,000	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	911,083	0.12%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	9,825,000	9,758,013	1.25%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025	150,000	150,000	0.02%

62 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$107,716	$5,423		0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	494,602	371,816		0.05%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	835,000	831,779		0.11%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	15,000		0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	269,304	45,000		0.01%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	615,000	526,830		0.07%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.706%, 06/01/2029	06/08/2022	530,000	450,041		0.06%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	901,637		0.12%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	– 0	–	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	775,000	2		0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2025.

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 63

PORTFOLIO OF INVESTMENTS (continued)

(h)	IO – Interest Only.

(i)	When-Issued or delayed delivery security.

(j)	Defaulted matured security.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(l)	Fair valued by the Adviser.

(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2025.

(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(p)	The rate shown represents the 7-day yield as of period end.

(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)	Affiliated investments.

As of April 30, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

REIT – Real Estate Investment Trust

FHLMC – Federal Home Loan Mortgage Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

See notes to financial statements.

64 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

April 30, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $856,305,630)	$834,825,652
Affiliated issuers (cost $5,010,549)	5,010,549
Cash	11,128
Cash collateral due from broker	3,216,639
Receivable for investment securities sold	10,392,854
Interest receivable	10,357,812
Receivable for capital stock sold	971,481
Unrealized appreciation on interest rate swaps	686,136
Receivable for variation margin on centrally cleared swaps	97,519
Receivable due from Adviser	29,984
Affiliated dividends receivable	17,055
Receivable for newly entered centrally cleared interest rate swaps	292

Total assets	865,617,101

Liabilities
Payable for floating rate notes issued(a)	51,490,000
Payable for investment securities purchased	30,100,475
Payable for capital stock redeemed	1,574,801
Advisory fee payable	284,523
Cash collateral due to broker	271,000
Unrealized depreciation on interest rate swaps	250,004
Administrative fee payable	27,163
Distribution fee payable	22,170
Dividends payable	6,930
Directors’ fees payable	2,835
Transfer Agent fee payable	2,828
Accrued expenses and other liabilities	319,752

Total liabilities	84,352,481

Net Assets	$781,264,620

Composition of Net Assets
Capital stock, at par	$74,940
Additional paid-in capital	812,205,327
Accumulated loss	(31,015,647)

Net Assets	$781,264,620

Net Asset Value Per Share—21 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$71,265,908	6,836,015	$10.43	*

C	$9,627,511	923,515	$10.42

Advisor	$700,371,201	67,180,097	$10.43

*	The maximum offering price per share for Class A shares was $10.75 which reflects a sales charge of 3.00%.

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 65

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2025 (unaudited)

Investment Income
Interest	$16,475,039
Dividends—Affiliated issuers	236,932	$16,711,971

Expenses
Advisory fee (see Note B)	1,585,694
Distribution fee—Class A	73,179
Distribution fee—Class C	46,966
Transfer agency—Class A	8,705
Transfer agency—Class C	1,401
Transfer agency—Advisor Class	94,619
Custody and accounting	66,019
Registration fees	56,957
Administrative	46,983
Audit and tax	32,467
Printing	23,322
Legal	17,838
Directors’ fees	13,272
Miscellaneous	10,728

Total expenses before interest/bank overdraft expense	2,078,150
Interest/bank overdraft expense	1,020,605

Total expenses	3,098,755
Less: expenses waived and reimbursed by the Adviser (see Note B)	(207,201)

Net expenses		2,891,554

Net investment income		13,820,417

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on:
Investment transactions		(1,438,341)
Swaps		(402,717)
Net change in unrealized appreciation (depreciation) of:
Investments		(15,393,602)
Swaps		1,043,906

Net loss on investment transactions		(16,190,754)

Net Decrease in Net Assets from Operations		$(2,370,337)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,820,417	$22,763,686
Net realized loss on investment transactions	(1,841,058)	(1,852,162)
Net change in unrealized appreciation (depreciation) of investments	(14,349,696)	41,189,782

Net increase (decrease) in net assets from operations	(2,370,337)	62,101,306
Distributions to Shareholders
Class A	(1,060,078)	(1,632,708)
Class C	(134,576)	(265,467)
Advisor Class	(12,305,304)	(20,142,326)
Capital Stock Transactions
Net increase	149,335,768	198,036,189

Total increase	133,465,473	238,096,994
Net Assets
Beginning of period	647,799,147	409,702,153

End of period	$781,264,620	$647,799,147

See notes to financial statements.

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 67

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of six portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares are currently not offered. Class A shares are sold with a front-end sales charge of up to 3% for purchases not exceeding $500,000. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

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NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are

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NOTES TO FINANCIAL STATEMENTS (continued)

determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2025:

	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$780,144,854		$150,002	(a)	$780,294,856
Short-Term Municipal Notes		– 0	–	43,116,974		– 0	–	43,116,974
Corporates – Investment Grade		– 0	–	5,716,634		– 0	–	5,716,634
Commercial Mortgage-Backed Securities		– 0	–	2,644,089		– 0	–	2,644,089
Corporates –Non-Investment Grade		– 0	–	1,075,579		768,878		1,844,457
Asset-Backed Securities		– 0	–	977,692		7,647		985,339
Collateralized Mortgage Obligations		– 0	–	204,466		– 0	–	204,466
Preferred Stocks		– 0	–	– 0	–	15,481		15,481
Collateralized Loan Obligations		– 0	–	3,356		– 0	–	3,356
Short-Term Investments		5,010,549		– 0	–	– 0	–	5,010,549

Total Investments in Securities		5,010,549		833,883,644		942,008	(a)	839,836,201
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	318,708		– 0	–	318,708	(c)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1			Level 2	Level 3			Total
Centrally Cleared Interest Rate Swaps				$2,629,510	$	– 0	–	$2,629,510	(c)
Interest Rate Swaps	$	– 0	–	686,136		– 0	–	686,136
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–	(309,648)		– 0	–	(309,648	)(c)
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(96,864)		– 0	–	(96,864	)(c)
Centrally Cleared Interest Rate Swaps		– 0	–	(773,009)		– 0	–	(773,009	)(c)
Interest Rate Swaps		– 0	–	(250,004)		– 0	–	(250,004)

Total		$5,010,549		$836,088,473		$942,008	(a)	$842,041,030

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the excess over $2.5 billion up to $5 billion and .35% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with securities sold short, acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .75%, 1.50% and .50%, of average daily net assets for Class A, Class C and Advisor Class shares, respectively. For the six months ended April 30, 2025, such reimbursements/waivers amounted to $196,124. The Expense Caps may not be terminated before January 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2025, the reimbursement for such services amounted to $46,983.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account

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services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $23,506 for the six months ended April 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $216 from the sale of Class A shares and received $7,550 and $99 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended April 30, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2025, such waiver amounted to $11,077.

A summary of the Fund’s transactions in AB mutual funds for the six months ended April 30, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,670	$164,621	$161,280	$5,011	$237

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed

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by the Fund in the amount of $57,653 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2025 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$273,744,103	$126,612,263
U.S. government securities	3,393,458	950

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$10,176,271
Gross unrealized depreciation	(29,036,959)

Net unrealized depreciation	$(18,860,688)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each

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centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2025, the Fund held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Fund against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended April 30, 2025, the Fund held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund,

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or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended April 30, 2025, the Fund held credit default swaps for hedging purposes.

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The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended April 30, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Receivable for variation margin on centrally cleared swaps	$96,890	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	2,946,903	*	Payable for variation margin on centrally cleared swaps	$860,635	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	686,136		Unrealized depreciation on interest rate swaps	250,004

Total		$3,729,929			$1,110,639

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$(756,416)	$947,016

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	353,699	96,890

Total		$(402,717)	$1,043,906

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2025:

Interest Rate Swaps:
Average notional amount	$64,148,571

Centrally Cleared Interest Rate Swaps:
Average notional amount	$90,833,286

Centrally Cleared Inflation Swaps:
Average notional amount	$106,107,143

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$11,200,000	(a)

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of April 30, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$111,196	$(34,314)		$	– 0	–	$	– 0	–	$76,882
Citibank NA	147,480	– 0	–		(147,480)			– 0	–	– 0	–
JPMorgan Chase Bank NA	186,331	(25,511)			– 0	–		– 0	–	160,820
Morgan Stanley Capital Services LLC	241,129	(190,179)			– 0	–		– 0	–	50,950

Total	$686,136	$(250,004)			$(147,480)		$	– 0	–	$288,652	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$34,314	$(34,314)	$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank NA	25,511	(25,511)		– 0	–		– 0	–		– 0	–
Morgan Stanley Capital Services LLC	190,179	(190,179)		– 0	–		– 0	–		– 0	–

Total	$250,004	$(250,004)	$	– 0	–	$	– 0	–	$	– 0	–

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31, 2024

Class A
Shares sold	3,164,816	1,597,133	$33,516,670	$16,828,492

Shares issued in reinvestment of dividends	67,001	97,718	709,635	1,033,492

Shares converted from Class C	12,748	11,902	132,075	125,108

Shares redeemed	(651,543)	(1,999,755)	(6,886,296)	(20,908,868)

Net increase (decrease)	2,593,022	(293,002)	$27,472,084	$(2,921,776)

Class C
Shares sold	192,011	319,495	$2,031,732	$3,372,704

Shares issued in reinvestment of dividends	9,909	20,682	105,079	218,696

Shares converted to Class A	(12,748)	(11,902)	(132,075)	(125,108)

Shares redeemed	(164,611)	(253,690)	(1,748,370)	(2,677,711)

Net increase	24,561	74,585	$256,366	$788,581

Advisor Class
Shares sold	20,307,900	32,744,187	$214,365,189	$343,679,845

Shares issued in reinvestment of dividends	645,462	1,071,309	6,841,873	11,336,146

Shares redeemed	(9,480,337)	(14,745,608)	(99,599,744)	(154,846,607)

Net increase	11,473,025	19,069,888	$121,607,318	$200,169,384

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NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific municipal or corporate developments and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state’s municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

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In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Fund by increasing taxes on that income. In such event, the Fund’s net asset value, or NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of

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the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no

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guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$1,513,214	$1,847,447

Total taxable distributions	1,513,214	1,847,447
Tax-exempt distributions	20,527,287	14,099,844

Total distributions paid	$22,040,501	$15,947,291

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(10,948,476	)(a)
Unrealized appreciation (depreciation)	(4,191,004	)(b)

Total accumulated earnings (deficit)	$(15,139,480	)(c)

(a)	As of October 31, 2024, the Fund had a net capital loss carryforward of $10,948,476.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of tender option bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of bond restructuring.

(c)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund had a net short-term capital loss carryforward of $8,749,006 and a net long-term capital loss carryforward of $2,199,470, which may be carried forward for an indefinite period.

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NOTE I

Floating Rate Notes Issued in Connection with Securities Held

The Fund may engage in tender option bond (“TOB”) transactions in which the Fund transfers a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Fund buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Fund’s expense ratio. At April 30, 2025, the amount of the Fund’s Floating Rate Notes outstanding was $51,490,000 and the related interest rate was 3.25% to 3.50%. For the six months ended April 30, 2025, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were $49,594,972 and 3.91%, respectively.

The Fund may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the Fund’s portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Fund’s financial statements as a secured borrowing.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 87

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.82	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.19	.40	.36	.21	.22	.29

Net realized and unrealized gain (loss) on investment transactions	(.22)	.87	(.10)	(1.69)	.75	(.23)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)	1.27	.26	(1.48)	.97	.06

Less: Dividends

Dividends from net investment income	(.19)	(.38)	(.37)	(.21)	(.23)	(.33)

Net asset value, end of period	$ 10.43	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.82

Total Return

Total investment return based on net asset value(d)	(.39)%	13.13	%+	2.43%	(12.93)%	9.02%	.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,266	$45,168	$44,249	$29,037	$29,381	$16,463

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.04	%^	1.06%	.88%	.76%	.76%	.77%

Expenses, before waivers/reimbursements(e)	1.10	%^	1.16%	1.00%	.91%	1.08%	1.26%

Net investment income(b)	3.71	%^	3.75%	3.48%	1.91%	1.88%	2.68%

Portfolio turnover rate	18%	31%	34%	33%	30%	63%

See footnote summary on page 91.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.16	.32	.28	.12	.11	.20

Net realized and unrealized gain (loss) on investment transactions	(.24)	.87	(.09)	(1.68)	.77	(.21)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.08)	1.19	.19	(1.56)	.88	(.01)

Less: Dividends

Dividends from net investment income	(.15)	(.30)	(.30)	(.13)	(.15)	(.25)

Net asset value, end of period	$ 10.42	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83

Total Return

Total investment return based on net asset value(d)	(.76)%	12.29	%+	1.67%	(13.59)%	8.22%	(.03	)%+

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,628	$9,570	$8,042	$5,964	$7,943	$1,794

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.79	%^	1.81%	1.63%	1.51%	1.51%	1.52%

Expenses, before waivers/reimbursements(e)	1.85	%^	1.91%	1.75%	1.66%	1.81%	2.00%

Net investment income(b)	2.96	%^	3.00%	2.73%	1.08%	.96%	1.91%

Portfolio turnover rate	18%	31%	34%	33%	30%	63%

See footnote summary on page 91.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2025 (unaudited)	Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83	$ 11.09

Income From Investment Operations

Net investment income(a)(b)	.21	.42	.38	.24	.24	.31

Net realized and unrealized gain (loss) on investment transactions	(.23)	.88	(.09)	(1.69)	.75	(.21)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	– 0	–

Net increase (decrease) in net asset value from operations	(.02)	1.30	.29	(1.45)	.99	.10

Less: Dividends

Dividends from net investment income	(.20)	(.41)	(.40)	(.24)	(.26)	(.36)

Net asset value, end of period	$ 10.43	$ 10.65	$ 9.76	$ 9.87	$ 11.56	$ 10.83

Total Return

Total investment return based on net asset value(d)	(.17)%	13.42%	2.80%	(12.71)%	9.20%	.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$700,371	$593,061	$357,411	$276,044	$159,988	$57,110

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.79	%^	.81%	.63%	.51%	.51%	.52%

Expenses, before waivers/reimbursements(e)	.85	%^	.91%	.75%	.66%	.82%	.99%

Net investment income(b)	3.96	%^	3.99%	3.72%	2.23%	2.05%	2.87%

Portfolio turnover rate	18%	31%	34%	33%	30%	63%

See footnote summary on page 91.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended April 30, 2025 (unaudited)		Year Ended October 31,
			2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.81	%^	.85%	.87%	.90%	1.07%	1.23%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.56	%^	1.60%	1.62%	1.65%	1.79%	1.98%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.56	%^	.60%	.62%	.65%	.80%	.96%

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) at a meeting held in-person on July 30-31, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

ABFunds.com	AB Tax-Aware Fixed Income Opportunities Portfolio 93

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended May 31, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the most recent period, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases

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might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

96 AB Tax-Aware Fixed Income Opportunities Portfolio	ABFunds.com

AB TAX-AWARE FIXED INCOME OPPORTUNITIES PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

TAFIO-0152-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	June 27, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	June 27, 2025